Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2021 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 16.9%
		Basic Materials: 1.6%
1,250,000	(1)	Alpek SAB de CV, 4.250%, 09/18/2029	$1,360,350	0.1
250,000	(1)	Braskem Netherlands Finance BV, 4.500%, 01/31/2030	261,115	0.0
1,350,000		Celulosa Arauco y Constitucion SA, 3.875%, 11/02/2027	1,454,922	0.1
1,500,000	(1)	Celulosa Arauco y Constitucion SA, 4.250%, 04/30/2029	1,637,182	0.1
425,000	(1)	Cleveland-Cliffs, Inc., 4.625%, 03/01/2029	447,746	0.0
350,000	(1)	Cleveland-Cliffs, Inc., 4.875%, 03/01/2031	367,951	0.0
625,000	(1)	Coeur Mining, Inc., 5.125%, 02/15/2029	620,831	0.0
450,000	(1)	Compass Minerals International, Inc., 6.750%, 12/01/2027	484,313	0.0
625,000	(1)	Constellium SE, 5.625%, 06/15/2028	672,659	0.0
525,000	(1)	Element Solutions, Inc., 3.875%, 09/01/2028	536,427	0.0
1,000,000	(1)	Equate Petrochemical BV, 2.625%, 04/28/2028	1,012,400	0.1
1,250,000	(1)	Evraz PLC, 5.250%, 04/02/2024	1,349,569	0.1
600,000	(1)	First Quantum Minerals Ltd., 6.875%, 10/15/2027	654,570	0.0
435,000	(1)	FMG Resources August 2006 Pty Ltd., 4.375%, 04/01/2031	465,957	0.0
1,450,000		Freeport-McMoRan, Inc., 4.125%, 03/01/2028	1,515,250	0.1
125,000		Freeport-McMoRan, Inc., 4.250%, 03/01/2030	134,063	0.0
275,000		Freeport-McMoRan, Inc., 4.550%, 11/14/2024	299,406	0.0
315,000		Freeport-McMoRan, Inc., 4.625%, 08/01/2030	345,355	0.0
750,000	(1)	Gold Fields Orogen Holdings BVI Ltd., 5.125%, 05/15/2024	818,846	0.1
575,000	(1)	Hudbay Minerals, Inc., 4.500%, 04/01/2026	577,875	0.0
560,000	(1)	Illuminate Buyer LLC / Illuminate Holdings IV, Inc., 9.000%, 07/01/2028	625,531	0.0
600,000	(1)	INEOS Quattro Finance 2 Plc, 3.375%, 01/15/2026	608,688	0.0
2,000,000	(1)	Inversiones CMPC SA, 3.850%, 01/13/2030	2,138,970	0.1
400,000		Inversiones CMPC SA, 4.375%, 04/04/2027	444,558	0.0
675,000	(1),(2)	Iris Holdings, Inc., 8.750% (PIK Rate 9.500%, Cash Rate 8.750%), 02/15/2026	689,681	0.0
580,000	(1)	Joseph T Ryerson & Son, Inc., 8.500%, 08/01/2028	645,868	0.0
595,000	(1)	Kraton Polymers LLC / Kraton Polymers Capital Corp., 4.250%, 12/15/2025	608,715	0.0
1,800,000	(1)	MMK International Capital DAC, 4.375%, 06/13/2024	1,933,621	0.1
950,000	(1)	Novelis Corp., 5.875%, 09/30/2026	989,429	0.1
220,000	(1)	OCI NV, 4.625%, 10/15/2025	230,141	0.0
500,000	(1)	OCI NV, 5.250%, 11/01/2024	516,530	0.0
325,000	(1)	OCP SA, 3.750%, 06/23/2031	328,981	0.0
475,000		Olin Corp., 5.125%, 09/15/2027	494,950	0.0
650,000		Olin Corp., 5.000%, 02/01/2030	695,042	0.0
400,000		Sasol Financing USA LLC, 5.500%, 03/18/2031	422,200	0.0
775,000	(1)	Schweitzer-Mauduit International, Inc., 6.875%, 10/01/2026	823,197	0.1
2,500,000	(1)	Severstal OAO Via Steel Capital SA, 3.150%, 09/16/2024	2,612,905	0.1
2,425,000	(1)	Sibur Securities DAC, 2.950%, 07/08/2025	2,485,625	0.1
350,000		Southern Copper Corp., 5.875%, 04/23/2045	490,438	0.0
1,350,000		Suzano Austria GmbH, 5.000%, 01/15/2030	1,531,238	0.1
200,000		Suzano Austria GmbH, 6.000%, 01/15/2029	238,510	0.0
700,000	(1)	Taseko Mines Ltd., 7.000%, 02/15/2026	730,625	0.0
735,000	(1)	Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc., 5.375%, 09/01/2025	754,720	0.1
600,000	(1)	Tronox, Inc., 4.625%, 03/15/2029	606,744	0.0
2,600,000		Vale Overseas Ltd., 3.750%, 07/08/2030	2,771,470	0.1
650,000	(1)	Venator Finance Sarl / Venator Materials LLC, 5.750%, 07/15/2025	641,020	0.0
			40,076,184	1.6

		Communications: 1.8%
500,000	(1)	Acuris Finance Us, Inc. / Acuris Finance SARL, 5.000%, 05/01/2028	499,982	0.0
600,000		Alibaba Group Holding Ltd., 2.125%, 02/09/2031	590,407	0.0
600,000		Alibaba Group Holding Ltd., 2.700%, 02/09/2041	574,104	0.0

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2021 (Unaudited) (Continued)

600,000	(1)	Altice France Holding SA, 6.000%, 02/15/2028	598,308	0.0
1,000,000	(1)	Altice France Holding SA, 10.500%, 05/15/2027	1,112,515	0.1
425,000	(1)	Altice France SA/France, 5.125%, 01/15/2029	427,979	0.0
575,000	(1)	Altice France SA/France, 8.125%, 02/01/2027	627,181	0.0
675,000	(1)	Beasley Mezzanine Holdings LLC, 8.625%, 02/01/2026	683,437	0.0
1,265,000		CCO Holdings LLC / CCO Holdings Capital Corp., 4.500%, 05/01/2032	1,315,239	0.1
1,275,000	(1)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 05/01/2027	1,338,941	0.1
625,000	(1)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.000%, 02/01/2028	656,250	0.0
400,000	(1)	Clear Channel Outdoor Holdings, Inc., 7.500%, 06/01/2029	414,635	0.0
350,000	(1),(3)	Clear Channel Outdoor Holdings, Inc., 7.750%, 04/15/2028	367,082	0.0
100,000	(1)	CommScope Technologies LLC, 5.000%, 03/15/2027	102,500	0.0
859,000	(1)	CommScope Technologies LLC, 6.000%, 06/15/2025	878,327	0.1
440,000	(1)	CommScope, Inc., 7.125%, 07/01/2028	477,448	0.0
825,000	(1)	Connect Finco SARL / Connect US Finco LLC, 6.750%, 10/01/2026	873,477	0.1
800,000	(1)	CSC Holdings LLC, 4.625%, 12/01/2030	785,888	0.1
500,000		CSC Holdings LLC, 5.250%, 06/01/2024	542,477	0.0
600,000	(1)	CSC Holdings LLC, 5.750%, 01/15/2030	624,000	0.0
400,000	(1)	CSC Holdings LLC, 7.500%, 04/01/2028	440,186	0.0
550,000	(1)	Diamond Sports Group LLC / Diamond Sports Finance Co., 5.375%, 08/15/2026	356,840	0.0
350,000	(1),(3)	Diamond Sports Group LLC / Diamond Sports Finance Co., 6.625%, 08/15/2027	172,375	0.0
500,000	(1)	DISH DBS Corp., 5.125%, 06/01/2029	494,340	0.0
450,000		DISH DBS Corp., 5.875%, 11/15/2024	483,750	0.0
830,000	(3)	DISH DBS Corp., 7.375%, 07/01/2028	894,225	0.1
700,000		Embarq Corp., 7.995%, 06/01/2036	794,430	0.1
150,000	(1)	Frontier Communications Holdings LLC, 5.000%, 05/01/2028	155,262	0.0
600,000	(1)	Frontier Communications Holdings LLC, 6.750%, 05/01/2029	639,162	0.0
575,000	(1)	GCI LLC, 4.750%, 10/15/2028	589,663	0.0
575,000		Hughes Satellite Systems Corp., 6.625%, 08/01/2026	646,567	0.0
275,000	(1)	iHeartCommunications, Inc., 5.250%, 08/15/2027	288,035	0.0
875,000		iHeartCommunications, Inc., 8.375%, 05/01/2027	938,446	0.1
600,000	(1)	ION Trading Technologies Sarl, 5.750%, 05/15/2028	624,738	0.0
200,000	(1)	LCPR Senior Secured Financing DAC, 5.125%, 07/15/2029	207,382	0.0
800,000	(1)	LCPR Senior Secured Financing DAC, 6.750%, 10/15/2027	864,356	0.1
510,000	(1)	LogMeIn, Inc., 5.500%, 09/01/2027	528,896	0.0
270,000		Lumen Technologies, Inc., 5.625%, 04/01/2025	293,564	0.0
600,000	(1)	MDC Partners, Inc., 7.500%, 05/01/2024	608,250	0.0
743,000		Meredith Corp., 6.875%, 02/01/2026	773,690	0.0
525,000	(1)	Midcontinent Communications / Midcontinent Finance Corp., 5.375%, 08/15/2027	553,072	0.0
625,000	(1)	National CineMedia LLC, 5.875%, 04/15/2028	614,975	0.0
175,000	(1)	Netflix, Inc., 4.875%, 06/15/2030	208,632	0.0
750,000		Netflix, Inc., 5.875%, 11/15/2028	921,536	0.1
800,000	(1),(4)	Network i2i Ltd., 3.975%, 12/31/2199	803,084	0.1
1,000,000	(1)	Ooredoo International Finance Ltd., 2.625%, 04/08/2031	1,014,372	0.1
875,000	(1)	Radiate Holdco LLC / Radiate Finance, Inc., 6.500%, 09/15/2028	920,504	0.1
125,000	(1)	Scripps Escrow II, Inc., 3.875%, 01/15/2029	124,189	0.0
150,000	(1)	Scripps Escrow II, Inc., 5.375%, 01/15/2031	149,714	0.0
675,000	(1)	Scripps Escrow, Inc., 5.875%, 07/15/2027	699,820	0.0
775,000	(1)	Sinclair Television Group, Inc., 4.125%, 12/01/2030	762,406	0.0
600,000	(1)	Sirius XM Radio, Inc., 5.000%, 08/01/2027	630,075	0.0

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2021 (Unaudited) (Continued)

625,000	(1)	Spanish Broadcasting System, Inc., 9.750%, 03/01/2026	633,288	0.0
1,450,000		Sprint Corp., 7.125%, 06/15/2024	1,674,750	0.1
450,000		Sprint Corp., 7.625%, 03/01/2026	550,184	0.0
235,000	(1)	Summer BC Bidco B LLC, 5.500%, 10/31/2026	239,216	0.0
135,000		TEGNA, Inc., 4.625%, 03/15/2028	140,231	0.0
225,000	(1)	TEGNA, Inc., 4.750%, 03/15/2026	239,906	0.0
625,000		TEGNA, Inc., 5.000%, 09/15/2029	655,744	0.0
175,000		Telecom Italia Capital SA, 6.000%, 09/30/2034	202,125	0.0
775,000		Telecom Italia Capital SA, 6.375%, 11/15/2033	927,078	0.1
300,000	(1)	Tencent Holdings Ltd., 2.880%, 04/22/2031	310,575	0.0
300,000	(1)	Tencent Holdings Ltd., 3.680%, 04/22/2041	322,218	0.0
2,000,000		Tencent Holdings Ltd., 3.975%, 04/11/2029	2,233,302	0.1
225,000	(1)	Univision Communications, Inc., 4.500%, 05/01/2029	227,207	0.0
1,125,000	(1)	Univision Communications, Inc., 6.625%, 06/01/2027	1,220,400	0.1
500,000	(1)	Urban One, Inc., 7.375%, 02/01/2028	540,633	0.0
475,000	(4)	ViacomCBS, Inc., 6.250%, 02/28/2057	544,557	0.0
600,000	(1)	ViaSat, Inc., 5.625%, 09/15/2025	613,365	0.0
140,000	(1)	ViaSat, Inc., 5.625%, 04/15/2027	146,532	0.0
325,000	(1)	ViaSat, Inc., 6.500%, 07/15/2028	347,048	0.0
400,000	(1)	Virgin Media Secured Finance PLC, 5.500%, 05/15/2029	430,500	0.0
700,000	(1)	Virgin Media Vendor Financing Notes IV DAC, 5.000%, 07/15/2028	716,524	0.0
500,000	(1)	Vmed O2 UK Financing I PLC, 4.750%, 07/15/2031	508,750	0.0
200,000	(1)	VTR Comunicaciones SpA, 5.125%, 01/15/2028	209,395	0.0
			45,320,241	1.8

		Consumer, Cyclical: 2.6%
575,000	(1)	1011778 BC ULC / New Red Finance, Inc., 4.000%, 10/15/2030	557,031	0.0
660,000	(1)	Academy Ltd., 6.000%, 11/15/2027	707,741	0.0
710,000	(1)	Adams Homes, Inc., 7.500%, 02/15/2025	744,169	0.0
900,000	(1)	Adient Global Holdings Ltd., 4.875%, 08/15/2026	927,432	0.1
175,000	(1)	Adient US LLC, 9.000%, 04/15/2025	193,196	0.0
975,000	(1)	Affinity Gaming, 6.875%, 12/15/2027	1,038,224	0.1
800,000	(1)	Allison Transmission, Inc., 5.875%, 06/01/2029	877,600	0.1
244,107		American Airlines 2014-1 Class A Pass Through Trust, 3.700%, 04/01/2028	248,680	0.0
286,190		American Airlines 2015-2 Class A Pass Through Trust, 4.000%, 03/22/2029	282,274	0.0
875,000	(1),(3)	American Airlines Group, Inc., 3.750%, 03/01/2025	807,332	0.1
325,000	(1)	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.500%, 04/20/2026	344,500	0.0
375,000	(1)	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.750%, 04/20/2029	405,937	0.0
570,000	(3)	American Axle & Manufacturing, Inc., 6.875%, 07/01/2028	623,346	0.0
400,000		Asbury Automotive Group, Inc., 4.500%, 03/01/2028	411,800	0.0
290,000		Asbury Automotive Group, Inc., 4.750%, 03/01/2030	303,557	0.0
200,000	(1)	Ashton Woods USA LLC / Ashton Woods Finance Co., 6.625%, 01/15/2028	213,839	0.0
500,000	(1)	Ashton Woods USA LLC / Ashton Woods Finance Co., 6.750%, 08/01/2025	519,947	0.0
150,000	(1),(2)	BCPE Ulysses Intermediate, Inc., 7.750% (PIK Rate 8.500%, Cash Rate 7.750%), 04/01/2027	153,955	0.0
425,000	(1)	Boyd Gaming Corp., 4.750%, 06/15/2031	441,469	0.0
425,000	(1)	Boyd Gaming Corp., 8.625%, 06/01/2025	469,038	0.0
420,000	(1)	Boyne USA, Inc., 4.750%, 05/15/2029	434,538	0.0
580,000	(1)	Caesars Entertainment, Inc., 6.250%, 07/01/2025	615,525	0.0
850,000	(1)	Caesars Resort Collection LLC / CRC Finco, Inc., 5.250%, 10/15/2025	861,687	0.1
900,000	(1)	Carnival Corp., 5.750%, 03/01/2027	943,875	0.1
625,000	(1)	Carnival Corp., 7.625%, 03/01/2026	679,687	0.0
650,000	(1)	CCM Merger, Inc., 6.375%, 05/01/2026	685,106	0.0
875,000		Century Communities, Inc., 5.875%, 07/15/2025	906,071	0.1
545,000	(1)	Cinemark USA, Inc., 5.875%, 03/15/2026	572,046	0.0

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2021 (Unaudited) (Continued)

600,000	(1)	Cinemark USA, Inc., 8.750%, 05/01/2025	658,200	0.0
2,475,000	(1)	CK Hutchison International 21 Ltd., 2.500%, 04/15/2031	2,527,965	0.1
100,000	(1),(2)	Core & Main Holdings L.P., 8.625% (PIK Rate 9.375%, Cash Rate 8.625%), 09/15/2024	102,387	0.0
950,000	(1)	Core & Main L.P., 6.125%, 08/15/2025	972,353	0.1
674,782	(1)	Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.750%, 10/20/2028	750,740	0.0
90,000		Delta Air Lines, Inc., 7.375%, 01/15/2026	105,671	0.0
120,000		Everi Holdings, Inc., 5.000%, 07/15/2029	120,000	0.0
600,000	(3)	Falabella SA, 3.750%, 10/30/2027	642,621	0.0
650,000		Ford Motor Co., 9.000%, 04/22/2025	802,194	0.1
500,000		Ford Motor Credit Co. LLC, 3.625%, 06/17/2031	510,315	0.0
750,000		Ford Motor Credit Co. LLC, 4.125%, 08/17/2027	796,614	0.0
875,000		Ford Motor Credit Co. LLC, 4.542%, 08/01/2026	954,056	0.1
875,000		Ford Motor Credit Co. LLC, 5.113%, 05/03/2029	980,735	0.1
1,100,000		Ford Motor Credit Co. LLC, 5.584%, 03/18/2024	1,206,095	0.1
300,000	(1)	Genm Capital Labuan Ltd., 3.882%, 04/19/2031	299,484	0.0
495,000	(1)	Golden Entertainment, Inc., 7.625%, 04/15/2026	527,801	0.0
425,000	(1)	IAA, Inc., 5.500%, 06/15/2027	446,981	0.0
3,000,000	(1)	InRetail Consumer, 3.250%, 03/22/2028	2,971,245	0.1
475,000	(1)	Installed Building Products, Inc., 5.750%, 02/01/2028	501,747	0.0
725,000	(1)	Interface, Inc., 5.500%, 12/01/2028	759,800	0.0
250,000	(1)	IRB Holding Corp., 6.750%, 02/15/2026	259,250	0.0
75,000	(1)	IRB Holding Corp., 7.000%, 06/15/2025	81,152	0.0
1,175,000		L Brands, Inc., 6.750%, 07/01/2036	1,474,038	0.1
615,000	(1)	LBM Acquisition LLC, 6.250%, 01/15/2029	620,504	0.0
625,000	(1)	LCM Investments Holdings II LLC, 4.875%, 05/01/2029	641,406	0.0
270,000	(1)	Lions Gate Capital Holdings LLC, 5.500%, 04/15/2029	284,187	0.0
550,000		M/I Homes, Inc., 4.950%, 02/01/2028	575,094	0.0
225,000		M/I Homes, Inc., 5.625%, 08/01/2025	232,570	0.0
305,000		Macy's Retail Holdings LLC, 4.500%, 12/15/2034	288,419	0.0
400,000		Mattel, Inc., 5.450%, 11/01/2041	462,454	0.0
525,000		Meritage Homes Corp., 5.125%, 06/06/2027	588,368	0.0
475,000		Meritage Homes Corp., 6.000%, 06/01/2025	543,193	0.0
975,000	(1)	Meritor, Inc., 4.500%, 12/15/2028	990,356	0.1
130,000		MGM Resorts International, 5.500%, 04/15/2027	143,059	0.0
300,000		MGM Resorts International, 6.000%, 03/15/2023	321,503	0.0
625,000	(1)	Midwest Gaming Borrower LLC / Midwest Gaming Finance Corp., 4.875%, 05/01/2029	626,563	0.0
825,000	(1)	Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd., 6.500%, 06/20/2027	909,356	0.1
650,000	(1)	Motion Bondco DAC, 6.625%, 11/15/2027	660,699	0.0
150,000	(1)	Murphy Oil USA, Inc., 3.750%, 02/15/2031	148,470	0.0
450,000		Murphy Oil USA, Inc., 4.750%, 09/15/2029	474,068	0.0
165,000		Murphy Oil USA, Inc., 5.625%, 05/01/2027	174,629	0.0
400,000	(1)	Penn National Gaming, Inc., 4.125%, 07/01/2029	400,500	0.0
705,000	(1)	Penn National Gaming, Inc., 5.625%, 01/15/2027	733,200	0.0
1,000,000	(1)	PetSmart, Inc. / PetSmart Finance Corp., 7.750%, 02/15/2029	1,103,750	0.1
568,000	(1)	Picasso Finance Sub, Inc., 6.125%, 06/15/2025	601,654	0.0
925,000	(1)	Real Hero Merger Sub 2, Inc., 6.250%, 02/01/2029	960,705	0.1
310,000	(1)	Royal Caribbean Cruises Ltd., 5.500%, 04/01/2028	325,051	0.0
145,000	(1)	Royal Caribbean Cruises Ltd., 9.125%, 06/15/2023	159,322	0.0
500,000	(1)	Scientific Games International, Inc., 7.000%, 05/15/2028	547,100	0.0
300,000	(1)	Scientific Games International, Inc., 8.250%, 03/15/2026	322,119	0.0
325,000	(1)	Scientific Games International, Inc., 8.625%, 07/01/2025	356,281	0.0
925,000	(1)	SeaWorld Parks & Entertainment, Inc., 9.500%, 08/01/2025	993,233	0.1

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2021 (Unaudited) (Continued)

625,000	(1)	Shea Homes L.P. / Shea Homes Funding Corp., 4.750%, 04/01/2029	644,222	0.0
575,000	(1)	Sizzling Platter LLC / Sizzling Platter Finance Corp., 8.500%, 11/28/2025	595,660	0.0
725,000		Sonic Automotive, Inc., 6.125%, 03/15/2027	759,626	0.0
850,000	(1)	Specialty Building Products Holdings LLC / SBP Finance Corp., 6.375%, 09/30/2026	892,500	0.1
505,000	(1)	Speedway Motorsports LLC / Speedway Funding II, Inc., 4.875%, 11/01/2027	511,373	0.0
625,000	(1)	SRS Distribution, Inc., 6.125%, 07/01/2029	644,644	0.0
950,000	(1)	Staples, Inc., 10.750%, 04/15/2027	968,596	0.1
200,000	(1)	Station Casinos LLC, 4.500%, 02/15/2028	203,809	0.0
303,000	(1)	Station Casinos LLC, 5.000%, 10/01/2025	308,451	0.0
700,000	(1)	STL Holding Co. LLC, 7.500%, 02/15/2026	735,000	0.0
525,000	(3)	Tenneco, Inc., 5.000%, 07/15/2026	522,874	0.0
250,000	(1)	Tenneco, Inc., 7.875%, 01/15/2029	283,041	0.0
525,000		Tri Pointe Homes, Inc., 5.700%, 06/15/2028	579,553	0.0
475,000	(3)	United Airlines Holdings, Inc., 4.875%, 01/15/2025	493,473	0.0
225,000	(1)	United Airlines, Inc., 4.375%, 04/15/2026	233,197	0.0
150,000	(1)	United Airlines, Inc., 4.625%, 04/15/2029	155,438	0.0
850,000	(1)	Univar Solutions USA, Inc./Washington, 5.125%, 12/01/2027	896,334	0.1
827,137		US Airways 2012-1 Class A Pass Through Trust, 5.900%, 04/01/2026	865,742	0.1
705,000		Victoria's Secret & Co., 4.625%, 07/15/2029	705,000	0.0
875,000	(1)	Viking Cruises Ltd., 5.875%, 09/15/2027	865,769	0.1
255,000	(1)	Viking Cruises Ltd., 13.000%, 05/15/2025	300,502	0.0
150,000	(1)	VOC Escrow Ltd., 5.000%, 02/15/2028	151,950	0.0
625,000	(1)	Wheel Pros, Inc., 6.500%, 05/15/2029	633,291	0.0
600,000	(1)	White Cap Buyer LLC, 6.875%, 10/15/2028	642,981	0.0
300,000	(1),(2)	White Cap Parent LLC, 8.250% (PIK Rate 9.000%, Cash Rate 8.250%), 03/15/2026	311,463	0.0
550,000	(1)	William Carter Co/The, 5.625%, 03/15/2027	580,272	0.0
275,000	(1)	Williams Scotsman International, Inc., 4.625%, 08/15/2028	284,543	0.0
800,000	(1)	Wolverine World Wide, Inc., 5.000%, 09/01/2026	823,220	0.1
475,000	(1)	Wyndham Hotels & Resorts, Inc., 4.375%, 08/15/2028	494,594	0.0
			65,695,977	2.6

		Consumer, Non-cyclical: 2.0%
750,000	(1)	Acadia Healthcare Co., Inc., 5.500%, 07/01/2028	802,159	0.0
95,000	(1)	ACCO Brands Corp., 4.250%, 03/15/2029	94,183	0.0
875,000	(1)	Adani Ports & Special Economic Zone Ltd., 4.375%, 07/03/2029	917,904	0.1
525,000	(1)	Albertsons Cos, Inc. / Safeway, Inc. / New Albertsons L.P. / Albertsons LLC, 3.500%, 03/15/2029	519,750	0.0
275,000	(1)	Albertsons Cos, Inc. / Safeway, Inc. / New Albertsons L.P. / Albertsons LLC, 4.875%, 02/15/2030	293,639	0.0
675,000	(1)	Albertsons Cos, Inc. / Safeway, Inc. / New Albertsons L.P. / Albertsons LLC, 5.875%, 02/15/2028	728,149	0.0
300,000	(1)	Allied Universal Holdco LLC / Allied Universal Finance Corp., 6.000%, 06/01/2029	304,533	0.0
400,000	(1)	Allied Universal Holdco LLC / Allied Universal Finance Corp., 6.625%, 07/15/2026	424,592	0.0
750,000	(1)	Allied Universal Holdco LLC / Allied Universal Finance Corp., 9.750%, 07/15/2027	826,875	0.1
625,000	(1)	Alta Equipment Group, Inc., 5.625%, 04/15/2026	642,612	0.0
125,000	(1)	AMN Healthcare, Inc., 4.000%, 04/15/2029	126,337	0.0
750,000	(1)	AMN Healthcare, Inc., 4.625%, 10/01/2027	780,900	0.0
1,050,000	(1)	Anadolu Efes Biracilik Ve Malt Sanayii AS, 3.375%, 06/29/2028	1,053,570	0.1
525,000	(1)	Avantor Funding, Inc., 4.625%, 07/15/2028	554,935	0.0
1,500,000	(1)	Bausch Health Americas, Inc., 8.500%, 01/31/2027	1,634,085	0.1
225,000	(1)	Bausch Health Cos, Inc., 4.875%, 06/01/2028	230,569	0.0
1,040,000	(1)	Bausch Health Cos, Inc., 5.250%, 01/30/2030	968,500	0.1
450,000	(1)	Bausch Health Cos, Inc., 7.000%, 01/15/2028	464,832	0.0

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2021 (Unaudited) (Continued)

515,000	(1)	Catalent Pharma Solutions, Inc., 5.000%, 07/15/2027	538,935	0.0
975,000		Centene Corp., 4.625%, 12/15/2029	1,073,494	0.1
275,000	(1)	Centene Corp., 5.375%, 06/01/2026	287,719	0.0
600,000	(1)	Cheplapharm Arzneimittel GmbH, 5.500%, 01/15/2028	615,750	0.0
225,000	(1)	Chobani LLC / Chobani Finance Corp., Inc., 4.625%, 11/15/2028	233,606	0.0
750,000	(1)	Chobani LLC / Chobani Finance Corp., Inc., 7.500%, 04/15/2025	781,807	0.0
250,000	(1)	CHS/Community Health Systems, Inc., 4.750%, 02/15/2031	251,250	0.0
325,000	(1)	CHS/Community Health Systems, Inc., 5.625%, 03/15/2027	347,365	0.0
800,000	(1)	CHS/Community Health Systems, Inc., 6.625%, 02/15/2025	846,992	0.1
825,000	(1)	CHS/Community Health Systems, Inc., 6.875%, 04/15/2029	865,743	0.1
835,000	(1)	CoreLogic, Inc., 4.500%, 05/01/2028	828,738	0.1
475,000	(1)	CPI CG, Inc., 8.625%, 03/15/2026	506,003	0.0
275,000	(1)	DaVita, Inc., 3.750%, 02/15/2031	264,344	0.0
275,000	(1)	DaVita, Inc., 4.625%, 06/01/2030	283,104	0.0
1,325,000	(1)	DP World Crescent Ltd., 3.750%, 01/30/2030	1,429,451	0.1
1,050,000		DP World Crescent Ltd., 3.875%, 07/18/2029	1,142,583	0.1
335,000		Encompass Health Corp., 4.625%, 04/01/2031	359,355	0.0
329,000	(1)	Endo Dac / Endo Finance LLC / Endo Finco, Inc., 6.000%, 06/30/2028	222,289	0.0
140,000	(1)	Endo Dac / Endo Finance LLC / Endo Finco, Inc., 9.500%, 07/31/2027	142,977	0.0
575,000	(1)	Graham Holdings Co., 5.750%, 06/01/2026	599,757	0.0
1,425,000		HCA, Inc., 5.375%, 02/01/2025	1,609,181	0.1
325,000		HCA, Inc., 5.625%, 09/01/2028	385,531	0.0
445,000	(1)	Hill-Rom Holdings, Inc., 4.375%, 09/15/2027	462,095	0.0
1,225,000	(1)	Hutama Karya Persero PT, 3.750%, 05/11/2030	1,317,251	0.1
190,000	(1)	Jaguar Holding Co. II / PPD Development L.P., 4.625%, 06/15/2025	199,880	0.0
625,000	(1)	Jaguar Holding Co. II / PPD Development L.P., 5.000%, 06/15/2028	678,700	0.0
400,000	(1)	Jazz Securities DAC, 4.375%, 01/15/2029	415,220	0.0
850,000	(1)	JBS USA LUX SA / JBS USA Finance, Inc., 6.750%, 02/15/2028	935,000	0.1
440,000	(1)	JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc., 3.750%, 12/01/2031	450,780	0.0
550,000	(1)	JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc., 5.500%, 01/15/2030	615,835	0.0
675,000	(1)	KeHE Distributors LLC / KeHE Finance Corp., 8.625%, 10/15/2026	739,230	0.0
300,000		Kraft Heinz Foods Co., 4.375%, 06/01/2046	340,510	0.0
1,175,000		Kraft Heinz Foods Co., 5.000%, 07/15/2035	1,444,877	0.1
325,000		Kraft Heinz Foods Co., 5.500%, 06/01/2050	422,722	0.0
545,000	(1)	Legacy LifePoint Health LLC, 4.375%, 02/15/2027	552,358	0.0
235,000	(1)	LifePoint Health, Inc., 5.375%, 01/15/2029	229,458	0.0
400,000	(1)	Molina Healthcare, Inc., 4.375%, 06/15/2028	417,800	0.0
555,000	(1),(3)	MPH Acquisition Holdings LLC, 5.750%, 11/01/2028	558,460	0.0
1,500,000	(1)	Natura Cosmeticos SA, 4.125%, 05/03/2028	1,539,375	0.1
550,000	(1)	NESCO Holdings II, Inc., 5.500%, 04/15/2029	574,750	0.0
400,000		New Albertsons L.P., 7.450%, 08/01/2029	466,424	0.0
100,000	(1)	Nielsen Finance LLC / Nielsen Finance Co., 4.750%, 07/15/2031	100,375	0.0
550,000	(1)	Nielsen Finance LLC / Nielsen Finance Co., 5.875%, 10/01/2030	600,035	0.0
600,000	(1)	Organon & Co. / Organon Foreign Debt Co-Issuer BV, 5.125%, 04/30/2031	618,870	0.0
480,000	(1)	Par Pharmaceutical, Inc., 7.500%, 04/01/2027	491,359	0.0
300,000	(1)	Pilgrim's Pride Corp., 4.250%, 04/15/2031	311,250	0.0
675,000	(1)	Pilgrim's Pride Corp., 5.875%, 09/30/2027	719,753	0.0
225,000	(1)	Post Holdings, Inc., 4.625%, 04/15/2030	229,068	0.0
1,000,000	(1)	Post Holdings, Inc., 5.625%, 01/15/2028	1,063,040	0.1
625,000	(1)	Primo Water Holdings, Inc., 4.375%, 04/30/2029	625,781	0.0
895,000	(1)	Select Medical Corp., 6.250%, 08/15/2026	955,242	0.1
625,000	(1)	Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed, 4.625%, 03/01/2029	631,231	0.0

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2021 (Unaudited) (Continued)

325,000	(1)	Spectrum Brands, Inc., 5.500%, 07/15/2030	351,439	0.0
150,000	(1)	Square, Inc., 2.750%, 06/01/2026	152,813	0.0
380,000	(1)	Square, Inc., 3.500%, 06/01/2031	383,800	0.0
350,000	(1)	Tenet Healthcare Corp., 4.250%, 06/01/2029	354,813	0.0
725,000	(1)	Tenet Healthcare Corp., 6.125%, 10/01/2028	774,655	0.0
1,175,000		Tenet Healthcare Corp., 6.750%, 06/15/2023	1,283,688	0.1
820,000	(1)	Triton Water Holdings, Inc., 6.250%, 04/01/2029	823,169	0.1
675,000	(1)	United Natural Foods, Inc., 6.750%, 10/15/2028	727,778	0.0
525,000		United Rentals North America, Inc., 4.875%, 01/15/2028	557,419	0.0
200,000		United Rentals North America, Inc., 5.250%, 01/15/2030	219,344	0.0
525,000	(1)	Vizient, Inc., 6.250%, 05/15/2027	557,057	0.0
			49,876,802	2.0

		Energy: 3.9%
950,000	(1)	Aethon United BR L.P. / Aethon United Finance Corp., 8.250%, 02/15/2026	1,029,776	0.1
350,000	(1)	Antero Midstream Partners L.P. / Antero Midstream Finance Corp., 5.375%, 06/15/2029	365,314	0.0
525,000	(1)	Antero Midstream Partners L.P. / Antero Midstream Finance Corp., 5.750%, 03/01/2027	547,599	0.0
550,000	(1)	Antero Resources Corp., 5.375%, 03/01/2030	562,034	0.0
150,000	(1)	Antero Resources Corp., 7.625%, 02/01/2029	166,695	0.0
700,000		Apache Corp., 4.375%, 10/15/2028	746,123	0.0
525,000		Apache Corp., 5.100%, 09/01/2040	550,594	0.0
375,000	(1)	Archrock Partners L.P. / Archrock Partners Finance Corp., 6.250%, 04/01/2028	392,216	0.0
250,000	(1)	Archrock Partners L.P. / Archrock Partners Finance Corp., 6.875%, 04/01/2027	266,177	0.0
600,000	(1)	Atlantica Sustainable Infrastructure PLC, 4.125%, 06/15/2028	612,030	0.0
600,000	(1)	Baytex Energy Corp., 5.625%, 06/01/2024	606,174	0.0
425,000	(1)	Baytex Energy Corp., 8.750%, 04/01/2027	428,761	0.0
650,000	(1)	Blue Racer Midstream LLC / Blue Racer Finance Corp., 6.625%, 07/15/2026	681,661	0.0
250,000	(1)	Blue Racer Midstream LLC / Blue Racer Finance Corp., 7.625%, 12/15/2025	271,250	0.0
825,000		Cenovus Energy, Inc., 5.250%, 06/15/2037	988,818	0.1
330,000	(1)	Cheniere Energy Partners L.P., 4.000%, 03/01/2031	345,262	0.0
900,000	(1)	CNX Resources Corp., 7.250%, 03/14/2027	965,673	0.1
250,000		Continental Resources, Inc., 4.900%, 06/01/2044	283,445	0.0
175,000	(1)	Continental Resources, Inc./OK, 5.750%, 01/15/2031	209,781	0.0
175,000		Crestwood Midstream Partners L.P. / Crestwood Midstream Finance Corp., 5.750%, 04/01/2025	180,285	0.0
775,000	(1)	Crestwood Midstream Partners L.P. / Crestwood Midstream Finance Corp., 6.000%, 02/01/2029	812,781	0.0
340,000		DCP Midstream Operating L.P., 5.125%, 05/15/2029	376,190	0.0
190,000		DCP Midstream Operating L.P., 5.375%, 07/15/2025	211,840	0.0
50,000		DCP Midstream Operating L.P., 5.600%, 04/01/2044	55,239	0.0
650,000		DCP Midstream Operating L.P., 5.625%, 07/15/2027	741,201	0.0
600,000		Delek Logistics Partners L.P. / Delek Logistics Finance Corp., 6.750%, 05/15/2025	618,795	0.0
300,000	(1)	Delek Logistics Partners L.P. / Delek Logistics Finance Corp., 7.125%, 06/01/2028	316,908	0.0
162,000	(1)	Devon Energy Corp., 4.500%, 01/15/2030	178,249	0.0
275,000	(1)	DT Midstream, Inc., 4.125%, 06/15/2029	279,559	0.0
425,000	(1)	DT Midstream, Inc., 4.375%, 06/15/2031	434,792	0.0
1,800,000		Ecopetrol SA, 5.375%, 06/26/2026	1,986,930	0.1
2,500,000		Ecopetrol SA, 6.875%, 04/29/2030	3,020,650	0.1
500,000		Empresa Nacional del Petroleo, 3.750%, 08/05/2026	524,066	0.0
1,200,000	(3)	Empresa Nacional del Petroleo, 5.250%, 11/06/2029	1,340,444	0.1
340,000	(1)	Empresa Nacional del Petroleo, 5.250%, 11/06/2029	379,793	0.0

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2021 (Unaudited) (Continued)

625,000	(1)	Encino Acquisition Partners Holdings LLC, 8.500%, 05/01/2028	638,281	0.0
5,725,000	(4)	Energy Transfer L.P., 7.125%, 12/31/2199	5,925,375	0.3
1,075,000		EnLink Midstream LLC, 5.375%, 06/01/2029	1,123,305	0.1
700,000	(1)	Enviva Partners L.P. / Enviva Partners Finance Corp., 6.500%, 01/15/2026	732,900	0.0
285,000		EQM Midstream Partners L.P., 5.500%, 07/15/2028	308,535	0.0
355,000	(1)	EQM Midstream Partners L.P., 6.000%, 07/01/2025	386,888	0.0
75,000	(1)	EQT Corp., 3.125%, 05/15/2026	76,958	0.0
75,000	(1)	EQT Corp., 3.625%, 05/15/2031	78,380	0.0
100,000		EQT Corp., 5.000%, 01/15/2029	111,635	0.0
3,600,000		Gazprom PJSC Via Gaz Capital SA, 4.950%, 03/23/2027	4,029,473	0.2
750,000		Gazprom PJSC Via Gaz Capital SA, 4.950%, 02/06/2028	839,850	0.0
2,700,000	(1)	Gazprom PJSC via Gaz Finance PLC, 3.250%, 02/25/2030	2,694,357	0.1
2,300,000	(1),(4)	Gazprom PJSC via Gaz Finance PLC, 4.599%, 12/31/2199	2,402,251	0.1
375,000	(1)	Hess Midstream Operations L.P., 5.125%, 06/15/2028	393,849	0.0
475,000	(1)	Hess Midstream Operations L.P., 5.625%, 02/15/2026	496,019	0.0
250,000	(1)	Hilcorp Energy I L.P. / Hilcorp Finance Co., 5.750%, 02/01/2029	260,976	0.0
450,000	(1)	Hilcorp Energy I L.P. / Hilcorp Finance Co., 6.000%, 02/01/2031	477,563	0.0
800,000	(1)	Independence Energy Finance LLC, 7.250%, 05/01/2026	842,560	0.1
650,000	(1)	Indigo Natural Resources LLC, 5.375%, 02/01/2029	680,089	0.0
2,625,000		KazMunayGas National Co. JSC, 4.750%, 04/19/2027	3,000,296	0.1
2,550,000		KazMunayGas National Co. JSC, 5.375%, 04/24/2030	3,054,132	0.1
300,000	(1)	KazMunayGas National Co. JSC, 5.375%, 04/24/2030	359,310	0.0
350,000		Laredo Petroleum, Inc., 9.500%, 01/15/2025	369,236	0.0
375,000		Laredo Petroleum, Inc., 10.125%, 01/15/2028	412,875	0.0
800,000	(1)	Moss Creek Resources Holdings, Inc., 7.500%, 01/15/2026	745,004	0.0
425,000		Murphy Oil Corp., 5.875%, 12/01/2027	444,178	0.0
500,000		Murphy Oil Corp., 6.375%, 07/15/2028	527,850	0.0
475,000	(1)	Nabors Industries Ltd., 7.500%, 01/15/2028	456,950	0.0
255,000		Nabors Industries, Inc., 5.100%, 09/15/2023	247,892	0.0
625,000	(1)	Oasis Petroleum, Inc., 6.375%, 06/01/2026	652,488	0.0
1,580,000		Occidental Petroleum Corp., 4.200%, 03/15/2048	1,479,346	0.1
1,005,000		Occidental Petroleum Corp., 5.500%, 12/01/2025	1,113,686	0.1
1,300,000		Occidental Petroleum Corp., 6.625%, 09/01/2030	1,561,625	0.1
575,000		Occidental Petroleum Corp., 8.500%, 07/15/2027	726,027	0.0
1,000,000	(1)	Oleoducto Central SA, 4.000%, 07/14/2027	1,033,200	0.1
925,000		Ovintiv Exploration, Inc., 5.375%, 01/01/2026	1,043,355	0.1
325,000		Ovintiv, Inc., 6.500%, 02/01/2038	433,382	0.0
2,100,000	(1)	Pertamina Persero PT, 2.300%, 02/09/2031	2,018,397	0.1
1,375,000	(1)	Pertamina Persero PT, 3.100%, 01/21/2030	1,414,085	0.1
750,000	(1)	Pertamina Persero PT, 3.100%, 08/27/2030	772,724	0.0
4,125,000		Petrobras Global Finance BV, 5.600%, 01/03/2031	4,625,156	0.2
1,400,000		Petroleos del Peru SA, 4.750%, 06/19/2032	1,471,750	0.1
7,450,000		Petroleos Mexicanos, 5.950%, 01/28/2031	7,246,988	0.3
575,000		Petroleos Mexicanos, 6.500%, 01/23/2029	592,538	0.0
1,000,000	(1)	Petroleos Mexicanos, 6.875%, 10/16/2025	1,108,250	0.1
1,000,000	(1)	Petronas Capital Ltd., 2.480%, 01/28/2032	1,007,697	0.1
2,000,000		Petronas Capital Ltd., 3.500%, 04/21/2030	2,194,008	0.1
525,000	(1)	Precision Drilling Corp., 6.875%, 01/15/2029	541,406	0.0
2,000,000	(1)	PTTEP Treasury Center Co. Ltd., 2.587%, 06/10/2027	2,076,859	0.1
975,000		Qatar Petroleum, 3.125%, 07/12/2041	971,402	0.0
2,200,000	(1),(3)	SA Global Sukuk Ltd., 2.694%, 06/17/2031	2,230,052	0.1
750,000	(1)	Saudi Arabian Oil Co., 3.250%, 11/24/2050	730,781	0.0
1,025,000	(1)	SunCoke Energy Partners L.P. / SunCoke Energy Partners Finance Corp., 7.500%, 06/15/2025	1,065,026	0.1
625,000	(1)	SunCoke Energy, Inc., 4.875%, 06/30/2029	625,000	0.0
135,000	(1)	Sunoco L.P. / Sunoco Finance Corp., 4.500%, 05/15/2029	137,770	0.0

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2021 (Unaudited) (Continued)

425,000		Sunoco L.P. / Sunoco Finance Corp., 6.000%, 04/15/2027	445,878	0.0
350,000	(1)	Tallgrass Energy Partners L.P. / Tallgrass Energy Finance Corp., 5.500%, 01/15/2028	356,601	0.0
390,000	(1)	Tallgrass Energy Partners L.P. / Tallgrass Energy Finance Corp., 7.500%, 10/01/2025	428,345	0.0
850,000	(1)	Targa Resources Partners L.P. / Targa Resources Partners Finance Corp., 4.875%, 02/01/2031	921,285	0.1
950,000	(1)	Tengizchevroil Finance Co. International Ltd., 3.250%, 08/15/2030	970,093	0.1
525,000	(1)	Transocean Poseidon Ltd., 6.875%, 02/01/2027	528,386	0.0
825,000	(1)	Transocean, Inc., 7.500%, 01/15/2026	710,535	0.0
625,000	(1)	Vine Energy Holdings LLC, 6.750%, 04/15/2029	658,594	0.0
325,000	(1)	Viper Energy Partners L.P., 5.375%, 11/01/2027	339,497	0.0
300,000		Western Midstream Operating L.P., 5.300%, 03/01/2048	320,735	0.0
975,000		Western Midstream Operating L.P., 5.450%, 04/01/2044	1,055,267	0.1
			99,202,286	3.9

		Financial: 1.7%
1,950,000	(1)	Akbank TAS, 6.800%, 02/06/2026	2,062,544	0.1
500,000		Ally Financial, Inc., 5.750%, 11/20/2025	574,603	0.0
625,000	(1)	Aretec Escrow Issuer, Inc., 7.500%, 04/01/2029	644,631	0.0
475,000	(1)	AssuredPartners, Inc., 5.625%, 01/15/2029	475,950	0.0
1,600,000	(1)	Banco Bradesco SA/Cayman Islands, 3.200%, 01/27/2025	1,648,232	0.1
1,550,000		Banco de Bogota SA, 6.250%, 05/12/2026	1,699,242	0.1
2,275,000	(1),(4)	Banco de Credito del Peru, 3.125%, 07/01/2030	2,265,672	0.1
1,475,000	(1),(4)	Banco de Credito del Peru, 3.250%, 09/30/2031	1,464,269	0.1
1,550,000	(1)	Banco Internacional del Peru SAA Interbank, 3.250%, 10/04/2026	1,585,882	0.1
1,200,000	(1)	Banco Votorantim SA, 4.500%, 09/24/2024	1,268,562	0.1
1,500,000		Bancolombia SA, 3.000%, 01/29/2025	1,542,375	0.1
3,325,000	(1),(4)	Bangkok Bank PCL/Hong Kong, 5.000%, 12/31/2199	3,512,630	0.2
750,000	(1)	BBVA Bancomer SA/Texas, 1.875%, 09/18/2025	759,450	0.0
550,000	(1)	BroadStreet Partners, Inc., 5.875%, 04/15/2029	562,765	0.0
875,000	(1)	Cushman & Wakefield US Borrower LLC, 6.750%, 05/15/2028	945,967	0.1
1,000,000	(1)	Development Bank of Kazakhstan JSC, 2.950%, 05/06/2031	997,400	0.1
925,000	(1)	ESH Hospitality, Inc., 5.250%, 05/01/2025	943,361	0.1
255,000	(1)	Freedom Mortgage Corp., 6.625%, 01/15/2027	257,134	0.0
375,000	(1)	Freedom Mortgage Corp., 7.625%, 05/01/2026	390,861	0.0
675,000	(1)	Freedom Mortgage Corp., 8.250%, 04/15/2025	706,769	0.0
200,000	(1)	Iron Mountain, Inc., 5.000%, 07/15/2028	208,230	0.0
310,000	(1)	Iron Mountain, Inc., 5.250%, 07/15/2030	328,574	0.0
255,000	(1)	Iron Mountain, Inc., 5.625%, 07/15/2032	273,888	0.0
1,500,000	(1)	Itau Unibanco Holding SA/Cayman Island, 3.250%, 01/24/2025	1,544,625	0.1
1,050,000	(1),(4)	Kookmin Bank, 4.350%, 12/31/2199	1,109,708	0.1
285,000	(1)	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 4.750%, 06/15/2029	285,356	0.0
300,000	(1)	LPL Holdings, Inc., 4.000%, 03/15/2029	302,170	0.0
515,000	(1)	LPL Holdings, Inc., 4.625%, 11/15/2027	535,185	0.0
150,000	(1)	MGM Growth Properties Operating Partnership L.P. / MGP Finance Co-Issuer, Inc., 3.875%, 02/15/2029	152,728	0.0
215,000	(1)	MGM Growth Properties Operating Partnership L.P. / MGP Finance Co-Issuer, Inc., 4.625%, 06/15/2025	230,130	0.0
575,000		MGM Growth Properties Operating Partnership L.P. / MGP Finance Co-Issuer, Inc., 5.625%, 05/01/2024	623,416	0.0
200,000	(1)	Midcap Financial Issuer Trust, 5.625%, 01/15/2030	201,022	0.0
515,000	(1)	Midcap Financial Issuer Trust, 6.500%, 05/01/2028	539,612	0.0
550,000	(1),(4)	Mizrahi Tefahot Bank Ltd., 3.077%, 04/07/2031	557,906	0.0
290,000		MPT Operating Partnership L.P. / MPT Finance Corp., 3.500%, 03/15/2031	293,261	0.0

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2021 (Unaudited) (Continued)

675,000		MPT Operating Partnership L.P. / MPT Finance Corp., 5.000%, 10/15/2027	716,405	0.0
625,000	(1)	Nationstar Mortgage Holdings, Inc., 5.125%, 12/15/2030	623,125	0.0
825,000		Navient Corp., 4.875%, 03/15/2028	830,156	0.0
410,000		Navient Corp., 5.000%, 03/15/2027	425,068	0.0
275,000		Navient Corp., 7.250%, 09/25/2023	304,289	0.0
1,100,000	(1),(4)	NBK Tier 1 Financing 2 Ltd., 4.500%, 12/31/2199	1,151,607	0.1
150,000		OneMain Finance Corp., 4.000%, 09/15/2030	148,875	0.0
1,050,000		OneMain Finance Corp., 5.375%, 11/15/2029	1,144,227	0.1
800,000	(1)	Quicken Loans LLC, 5.250%, 01/15/2028	841,000	0.0
800,000	(1)	Realogy Group LLC / Realogy Co-Issuer Corp., 5.750%, 01/15/2029	837,432	0.0
850,000		SBA Communications Corp., 3.875%, 02/15/2027	874,969	0.0
875,000		Service Properties Trust, 4.375%, 02/15/2030	834,706	0.0
500,000	(1),(4)	Shinhan Financial Group Co. Ltd., 2.875%, 12/31/2199	497,740	0.0
500,000	(1)	Turkiye Vakiflar Bankasi TAO, 5.250%, 02/05/2025	497,910	0.0
750,000	(1)	Turkiye Vakiflar Bankasi TAO, 6.500%, 01/08/2026	770,284	0.0
650,000	(1)	Uniti Group L.P. / Uniti Fiber Holdings, Inc. / CSL Capital LLC, 7.125%, 12/15/2024	672,750	0.0
500,000	(1)	Uniti Group L.P. / Uniti Group Finance, Inc. / CSL Capital LLC, 6.500%, 02/15/2029	501,948	0.0
245,000	(1)	XHR L.P., 4.875%, 06/01/2029	253,269	0.0
200,000	(1),(4)	Yapi ve Kredi Bankasi AS, 7.875%, 01/22/2031	207,080	0.0
			43,626,950	1.7

		Industrial: 1.1%
1,025,000	(1),(2)	ARD Finance SA, 6.500% (PIK Rate 7.250%, Cash Rate 6.500%), 06/30/2027	1,078,382	0.1
200,000	(1)	Bombardier, Inc., 6.000%, 10/15/2022	200,659	0.0
475,000	(1)	Builders FirstSource, Inc., 5.000%, 03/01/2030	500,108	0.0
650,000	(1)	Cargo Aircraft Management, Inc., 4.750%, 02/01/2028	664,976	0.0
1,025,000	(1)	Cascades, Inc./Cascades USA, Inc., 5.375%, 01/15/2028	1,078,812	0.1
575,000	(1),(4)	Cemex SAB de CV, 5.125%, 12/31/2199	594,234	0.0
1,275,000	(1)	Cemex SAB de CV, 5.200%, 09/17/2030	1,405,764	0.1
550,000	(1)	Clark Equipment Co., 5.875%, 06/01/2025	582,312	0.0
300,000	(1)	Clean Harbors, Inc., 4.875%, 07/15/2027	315,172	0.0
225,000	(1)	Clean Harbors, Inc., 5.125%, 07/15/2029	245,486	0.0
775,000	(1)	CP Atlas Buyer, Inc., 7.000%, 12/01/2028	805,302	0.1
525,000	(1)	Fortress Transportation and Infrastructure Investors LLC, 5.500%, 05/01/2028	547,313	0.0
600,000	(1),(3)	GFL Environmental, Inc., 4.000%, 08/01/2028	593,595	0.0
175,000	(1)	GFL Environmental, Inc., 4.250%, 06/01/2025	182,709	0.0
425,000	(1)	Global Infrastructure Solutions, Inc., 5.625%, 06/01/2029	441,596	0.0
625,000	(1)	GrafTech Finance, Inc., 4.625%, 12/15/2028	643,559	0.0
550,000	(1)	Graham Packaging Co., Inc., 7.125%, 08/15/2028	594,171	0.0
600,000	(1)	Granite US Holdings Corp., 11.000%, 10/01/2027	671,319	0.0
775,000	(1)	Imola Merger Corp., 4.750%, 05/15/2029	798,250	0.1
2,775,000	(1)	Indian Railway Finance Corp. Ltd., 3.249%, 02/13/2030	2,818,197	0.1
325,000	(1),(2)	Intelligent Packaging Holdco Issuer L.P., 9.000% (PIK Rate 9.750%, Cash Rate 9.000%), 01/15/2026	334,677	0.0
725,000	(1)	Intelligent Packaging Ltd. Finco, Inc. / Intelligent Packaging Ltd. Co-Issuer LLC, 6.000%, 09/15/2028	755,925	0.1
1,550,000	(1)	Klabin Austria GmbH, 5.750%, 04/03/2029	1,773,673	0.1
725,000	(1)	Koppers, Inc., 6.000%, 02/15/2025	750,748	0.0
375,000	(1)	Madison IAQ LLC, 5.875%, 06/30/2029	382,031	0.0
800,000	(1)	New Enterprise Stone & Lime Co., Inc., 9.750%, 07/15/2028	899,400	0.1
675,000		Park-Ohio Industries, Inc., 6.625%, 04/15/2027	689,216	0.0
1,035,000	(1)	PGT Innovations, Inc., 6.750%, 08/01/2026	1,095,403	0.1
955,000	(1)	Plastipak Holdings, Inc., 6.250%, 10/15/2025	979,758	0.1
600,000	(1)	Rolls-Royce PLC, 5.750%, 10/15/2027	661,668	0.0

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2021 (Unaudited) (Continued)

590,000		Silgan Holdings, Inc., 4.125%, 02/01/2028	613,063	0.0
367,000	(1)	SSL Robotics LLC, 9.750%, 12/31/2023	405,462	0.0
675,000	(1)	Stevens Holding Co., Inc., 6.125%, 10/01/2026	726,273	0.0
175,000	(1)	Summit Materials LLC / Summit Materials Finance Corp., 5.125%, 06/01/2025	176,829	0.0
475,000	(1)	Summit Materials LLC / Summit Materials Finance Corp., 5.250%, 01/15/2029	505,324	0.0
490,000	(1)	Summit Materials LLC / Summit Materials Finance Corp., 6.500%, 03/15/2027	520,454	0.0
425,000	(1)	TransDigm, Inc., 4.625%, 01/15/2029	426,398	0.0
500,000		TransDigm, Inc., 5.500%, 11/15/2027	521,875	0.0
575,000		TransDigm, Inc., 6.375%, 06/15/2026	596,402	0.0
590,000	(1)	Vertical Holdco GmbH, 7.625%, 07/15/2028	641,442	0.0
575,000	(1)	Weekley Homes LLC / Weekley Finance Corp., 4.875%, 09/15/2028	597,115	0.0
			28,815,052	1.1

		Technology: 0.5%
925,000	(1)	Ascend Learning LLC, 6.875%, 08/01/2025	941,493	0.1
625,000	(1)	Austin BidCo, Inc., 7.125%, 12/15/2028	641,694	0.0
550,000	(1)	Booz Allen Hamilton, Inc., 3.875%, 09/01/2028	562,394	0.0
150,000	(1)	Booz Allen Hamilton, Inc., 4.000%, 07/01/2029	153,563	0.0
160,000	(1)	BY Crown Parent LLC / BY Bond Finance, Inc., 4.250%, 01/31/2026	167,920	0.0
550,000	(1)	BY Crown Parent LLC, 7.375%, 10/15/2024	561,011	0.0
575,000	(1)	Castle US Holding Corp., 9.500%, 02/15/2028	601,996	0.0
500,000		CDW LLC / CDW Finance Corp., 3.250%, 02/15/2029	507,225	0.0
600,000		CDW LLC / CDW Finance Corp., 5.500%, 12/01/2024	669,588	0.0
550,000		Donnelley Financial Solutions, Inc., 8.250%, 10/15/2024	571,450	0.0
890,000		Microchip Technology, Inc., 4.250%, 09/01/2025	934,647	0.1
590,000	(1)	NCR Corp., 5.125%, 04/15/2029	609,175	0.0
175,000	(1)	Open Text Corp., 3.875%, 02/15/2028	177,765	0.0
250,000	(1)	Open Text Corp., 5.875%, 06/01/2026	259,308	0.0
575,000	(1)	Open Text Holdings, Inc., 4.125%, 02/15/2030	587,104	0.0
665,000	(1),(3)	Rackspace Technology Global, Inc., 5.375%, 12/01/2028	682,456	0.1
790,000	(1)	Rocket Software, Inc., 6.500%, 02/15/2029	784,991	0.1
480,000	(1)	Science Applications International Corp., 4.875%, 04/01/2028	505,116	0.0
665,000	(1)	Tempo Acquisition LLC / Tempo Acquisition Finance Corp., 6.750%, 06/01/2025	676,225	0.0
200,000	(1)	Veritas US, Inc. / Veritas Bermuda Ltd.., 10.500%, 02/01/2024	206,079	0.0
810,000	(1)	Veritas US, Inc. / Veritas Bermuda Ltd., 7.500%, 09/01/2025	845,664	0.1
			11,646,864	0.5

		Utilities: 1.7%
1,325,000	(1)	AES Panama Generation Holdings SRL, 4.375%, 05/31/2030	1,388,202	0.1
600,000	(1)	Clearway Energy Operating LLC, 4.750%, 03/15/2028	630,126	0.0
1,850,000	(1)	Colbun SA, 3.150%, 03/06/2030	1,890,672	0.1
5,670,000	(4)	Dominion Energy, Inc., 4.650%, 12/31/2199	6,038,550	0.3
600,000	(1)	Drax Finco PLC, 6.625%, 11/01/2025	621,447	0.0
3,935,000	(4)	Duke Energy Corp., 4.875%, 12/31/2199	4,190,775	0.2
3,175,000		Inkia Energy Ltd., 5.875%, 11/09/2027	3,285,109	0.1
500,000	(1)	Israel Electric Corp. Ltd., 4.250%, 08/14/2028	561,430	0.0
2,500,000		Kallpa Generacion SA, 4.125%, 08/16/2027	2,572,450	0.1
575,000	(1)	Kallpa Generacion SA, 4.125%, 08/16/2027	591,664	0.0
800,000	(1)	LBC Tank Terminals Holding Netherlands BV, 6.875%, 05/15/2023	801,160	0.0
2,875,000	(4)	NextEra Energy Capital Holdings, Inc., 5.650%, 05/01/2079	3,348,018	0.1
245,000	(1)	NRG Energy, Inc., 3.375%, 02/15/2029	240,592	0.0
550,000		NRG Energy, Inc., 6.625%, 01/15/2027	570,059	0.0
2,325,000	(1)	Perusahaan Listrik Negara PT, 3.875%, 07/17/2029	2,465,453	0.1
2,950,000		Perusahaan Listrik Negara PT, 5.450%, 05/21/2028	3,445,969	0.2
300,000	(1)	Promigas SA ESP / Gases del Pacifico SAC, 3.750%, 10/16/2029	298,493	0.0
3,704,000		South Jersey Industries, Inc., 5.020%, 04/15/2031	3,926,594	0.2

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2021 (Unaudited) (Continued)

3,625,000	(4)	Southern Co/The, 4.000%, 01/15/2051	3,842,500	0.2
400,000	(1)	Vistra Operations Co. LLC, 5.500%, 09/01/2026	413,662	0.0
450,000	(1)	Vistra Operations Co. LLC, 5.625%, 02/15/2027	467,438	0.0
			41,590,363	1.7

	Total Corporate Bonds/Notes
	(Cost $405,619,149)		425,850,719	16.9

COLLATERALIZED MORTGAGE OBLIGATIONS: 23.6%
267,093	(4)	Adjustable Rate Mortgage Trust 2006-2 1A1, 3.226%, 05/25/2036	260,620	0.0
666,515	(1),(4)	Agate Bay Mortgage Trust 2014-1 B4, 3.823%, 07/25/2044	671,556	0.0
2,773,078	(1),(4)	Agate Bay Mortgage Trust 2014-2 B2, 3.886%, 09/25/2044	2,811,971	0.1
1,137,567	(1),(4)	Agate Bay Mortgage Trust 2014-2 B4, 3.886%, 09/25/2044	1,147,288	0.1
1,744,971	(1),(4)	Agate Bay Mortgage Trust 2015-2 B3, 3.695%, 03/25/2045	1,761,426	0.1
754,630	(1),(4)	Agate Bay Mortgage Trust 2015-4 B3, 3.545%, 06/25/2045	770,817	0.0
2,107,167	(1),(4)	Agate Bay Mortgage Trust 2016-1 B3, 3.700%, 12/25/2045	2,127,101	0.1
1,000,000	(1),(4)	Agate Bay Mortgage Trust 2016-1 B4, 3.700%, 12/25/2045	1,031,751	0.0
1,137,085	(1),(4)	Agate Bay Mortgage Trust 2016-2 B4, 3.784%, 03/25/2046	1,153,758	0.1
619,329		Alternative Loan Trust 2004-J7 MI, 1.112%, (US0001M + 1.020%), 10/25/2034	609,308	0.0
108,672		Alternative Loan Trust 2005-10CB 1A1, 0.592%, (US0001M + 0.500%), 05/25/2035	88,831	0.0
433,533		Alternative Loan Trust 2005-10CB 1A2, 0.542%, (US0001M + 0.450%), 05/25/2035	353,290	0.0
431,229		Alternative Loan Trust 2005-23CB A15, 5.500%, 07/25/2035	414,694	0.0
160,433		Alternative Loan Trust 2005-51 3A2A, 1.406%, (12MTA + 1.290%), 11/20/2035	151,196	0.0
47,639		Alternative Loan Trust 2005-6CB 1A3, 5.250%, 04/25/2035	46,210	0.0
236,650		Alternative Loan Trust 2005-J2 1A12, 0.492%, (US0001M + 0.400%), 04/25/2035	198,110	0.0
33,205		Alternative Loan Trust 2006-13T1 A9, 6.000%, 05/25/2036	22,463	0.0
564,508		Alternative Loan Trust 2006-18CB A10, 0.492%, (US0001M + 0.400%), 07/25/2036	278,455	0.0
136,982		Alternative Loan Trust 2006-19CB A12, 0.492%, (US0001M + 0.400%), 08/25/2036	72,060	0.0
580,087		Alternative Loan Trust 2006-19CB A28, 0.692%, (US0001M + 0.600%), 08/25/2036	313,515	0.0
982,640		Alternative Loan Trust 2006-27CB A5, 6.000%, 11/25/2036	786,214	0.0
351,868		Alternative Loan Trust 2006-HY11 A1, 0.332%, (US0001M + 0.120%), 06/25/2036	341,542	0.0
1,019,744		Alternative Loan Trust 2007-15CB A5, 5.750%, 07/25/2037	838,089	0.0
145,074		Alternative Loan Trust 2007-2CB 2A1, 0.692%, (US0001M + 0.600%), 03/25/2037	71,179	0.0
246,884		Alternative Loan Trust 2007-HY8C A1, 0.252%, (US0001M + 0.160%), 09/25/2047	240,385	0.0
740,790		Alternative Loan Trust 2007-OA4 A1, 0.262%, (US0001M + 0.170%), 05/25/2047	704,614	0.0
1,110,973	(1),(4)	Arroyo Mortgage Trust 2019-3 A3, 3.416%, 10/25/2048	1,127,771	0.1
387,574		Banc of America Funding 2007-2 1A16 Trust, 0.692%, (US0001M + 0.600%), 03/25/2037	302,191	0.0
1,981,117		Banc of America Funding 2007-C 7A1 Trust, 0.513%, (US0001M + 0.210%), 05/20/2047	1,978,073	0.1
279,195	(4)	Bear Stearns ALT-A Trust 2005-3 4A3, 2.505%, 04/25/2035	283,923	0.0
525,879	(4)	Bear Stearns ALT-A Trust 2006-6 31A1, 3.115%, 11/25/2036	403,049	0.0
667,370	(4)	Bear Stearns ALT-A Trust 2006-6 32A1, 3.089%, 11/25/2036	448,728	0.0
133,551	(4)	Bear Stearns Structured Products, Inc. Trust 2007-R6 1A1, 3.227%, 01/26/2036	113,142	0.0
1,300,000	(1)	Bellemeade Re 2019-1A M2 Ltd., 2.792%, (US0001M + 2.700%), 03/25/2029	1,304,879	0.1
1,898,538	(1)	Bellemeade Re 2020-4 M2A Ltd., 2.692%, (US0001M + 2.600%), 06/25/2030	1,900,492	0.1

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2021 (Unaudited) (Continued)

277,686	(1),(4)	Chase Home Lending Mortgage Trust 2019-ATR2 A3, 3.500%, 07/25/2049	285,969	0.0
967,305	(1),(4)	Chase Mortgage Finance Corp. 2019-1 B2, 3.945%, 03/25/2050	994,054	0.0
1,258,290	(1),(4)	Chase Mortgage Finance Corp. 2019-1 B3, 3.945%, 03/25/2050	1,298,684	0.1
434,459	(4)	Chase Mortgage Finance Trust Series 2006-A1 2A3, 3.056%, 09/25/2036	403,269	0.0
54,915	(4)	CHL Mortgage Pass-Through Trust 2004-22 A3, 2.800%, 11/25/2034	55,583	0.0
397,912		CHL Mortgage Pass-Through Trust 2005-HYB9 2A1, 2.207%, (US0012M + 1.750%), 02/20/2036	384,707	0.0
551,062	(1),(4)	CIM Trust 2019-INV1 A1, 4.000%, 02/25/2049	559,565	0.0
473,933	(1),(4)	CIM Trust 2019-INV2 A3, 4.000%, 05/25/2049	481,849	0.0
372,696	(1),(4)	CIM Trust 2019-INV3 A15, 3.500%, 08/25/2049	380,272	0.0
559,043	(1),(4)	CIM Trust 2019-INV3 A3, 3.500%, 08/25/2049	569,864	0.0
658,193	(1),(4)	CIM Trust 2019-J1 1A2, 3.500%, 08/25/2049	664,173	0.0
1,722,597	(1),(4)	CIM Trust 2019-J1 B3, 4.005%, 08/25/2049	1,788,807	0.1
3,133,003	(1),(4)	CIM Trust 2019-J2 B2, 3.825%, 10/25/2049	3,251,224	0.1
1,967,280	(1),(4)	CIM Trust 2019-J2 B3, 3.825%, 10/25/2049	2,020,532	0.1
695,436	(1),(4)	CIM Trust 2020-INV1 A13, 3.000%, 04/25/2050	703,058	0.0
1,283,428	(1),(4)	CIM Trust 2020-J2 B3, 2.790%, 01/25/2051	1,238,523	0.1
5,346,178	(1),(4)	CIM Trust 2021-J2 A19, 2.500%, 04/25/2051	5,395,753	0.2
2,050,000	(1),(4)	CIM Trust 2021-J3 A31, 2.500%, 06/25/2051	2,066,550	0.1
1,921,000	(1),(4)	CIM Trust 2021-J3 B3, 2.624%, 06/25/2051	1,834,466	0.1
552,292		Citicorp Mortgage Securities Trust Series 2006-3 1A4, 6.000%, 06/25/2036	555,695	0.0
94,002	(4)	Citigroup Mortgage Loan Trust 2006-AR2 1A1, 2.775%, 03/25/2036	83,205	0.0
50,820	(4)	Citigroup Mortgage Loan Trust 2006-AR9 2A, 3.133%, 11/25/2036	47,007	0.0
291,897	(1),(4)	Citigroup Mortgage Loan Trust 2015-A B2, 4.500%, 06/25/2058	307,090	0.0
2,192,052	(1),(4)	Citigroup Mortgage Loan Trust 2021-J1 A4A, 2.500%, 04/25/2051	2,205,802	0.1
167,189	(4)	Citigroup Mortgage Loan Trust, Inc. 2005-4 A, 3.029%, 08/25/2035	175,859	0.0
453,639		Citigroup Mortgage Loan Trust, Inc. 2005-9 22A2, 6.000%, 11/25/2035	460,438	0.0
1,710,913	(1),(4)	COLT 2019-4 A3 Mortgage Loan Trust, 2.988%, 11/25/2049	1,719,442	0.1
2,668,915	(1)	Connecticut Avenue Securities Trust 2019-R07 1M2, 2.192%, (US0001M + 2.100%), 10/25/2039	2,682,383	0.1
5,008,801	(1)	Connecticut Avenue Securities Trust 2020-R02 2M2, 2.092%, (US0001M + 2.000%), 01/25/2040	5,036,027	0.2
23,288		Countrywide Alternative Loan Trust 2005-53T2 2A6, 0.592%, (US0001M + 0.500%), 11/25/2035	12,864	0.0
636,423		Countrywide Asset-Backed Certificates 2005-IM1 M1, 0.812%, (US0001M + 0.720%), 11/25/2035	629,209	0.0
592,442	(1),(4)	CSMC 2017-HL1 A12 Trust, 3.500%, 06/25/2047	605,270	0.0
3,634,641	(1),(5)	CSMC 2019-AFC1 A3 Trust, 2.877% (Step Rate @ 3.877% on 08/25/2023), 07/25/2049	3,671,394	0.2
2,969,575	(1),(4)	CSMC 2021-AFC1 M1 Trust, 2.193%, 03/25/2056	2,950,186	0.1
349,605		CSMC Series 2007-2 3A6, 5.400%, 03/25/2037	259,406	0.0
695,500	(1),(4)	CSMC Trust 2013-7 A11, 3.500%, 08/25/2043	706,368	0.0
2,000,000	(1),(4)	Deephaven Residential Mortgage Trust 2019-4 M1, 3.484%, 10/25/2059	2,008,848	0.1
2,000,000	(1),(4)	Deephaven Residential Mortgage Trust 2020-1 M1, 3.010%, 01/25/2060	2,006,679	0.1
492,033		Deutsche ALT-A Securities, Inc. ALT 2007-AB1 A1, 0.392%, (US0001M + 0.300%), 04/25/2037	350,103	0.0
114,317	(1),(4)	Deutsche Mortgage Securities, Inc. Re-REMIC Trust Certificates Series 2007-WM1 A1, 3.016%, 06/27/2037	116,328	0.0
1,700,000	(1),(4)	Ellington Financial Mortgage Trust 2021-2 M1, 2.296%, 06/25/2066	1,694,009	0.1

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2021 (Unaudited) (Continued)

1,700,000	(1)	Fannie Mae Connecticut Avenue Securities Trust 2020-SBT1 1M2, 3.742%, (US0001M + 3.650%), 02/25/2040	1,758,429	0.1
574,123	(6)	Fannie Mae 2007-18 BS, 6.509%, (-1.000*US0001M + 6.600%), 06/25/2035	114,150	0.0
1,830,282	(6)	Fannie Mae 2008-94 SI, 5.409%, (-1.000*US0001M + 5.500%), 04/25/2036	431,208	0.0
224,697		Fannie Mae 2010-15 FD, 0.832%, (US0001M + 0.740%), 03/25/2040	229,586	0.0
593,635		Fannie Mae 2011-47 GF, 0.662%, (US0001M + 0.570%), 06/25/2041	603,806	0.0
70,522		Fannie Mae 2012-10 UF, 0.642%, (US0001M + 0.550%), 02/25/2042	71,746	0.0
229,095	(6)	Fannie Mae 2012-84 KI, 6.000%, (US0001M + 6.000%), 08/25/2042	45,804	0.0
698,304	(6)	Fannie Mae 2012-93 IL, 3.000%, 09/25/2027	39,886	0.0
4,402,524	(6)	Fannie Mae 2013-67 AI, 3.000%, 07/25/2028	264,205	0.0
494,492	(6)	Fannie Mae 2015-56 DI, 3.000%, 12/25/2032	9,303	0.0
27,239,204	(6)	Fannie Mae 2018-86 US, 6.109%, (-1.000*US0001M + 6.200%), 12/25/2048	5,103,954	0.2
69,885		Fannie Mae Connecticut Avenue Securities 2014-CO4 1M2, 4.992%, (US0001M + 4.900%), 11/25/2024	72,345	0.0
1,058,197		Fannie Mae Connecticut Avenue Securities 2015-C02 1M2, 4.092%, (US0001M + 4.000%), 05/25/2025	1,081,375	0.0
1,458,204		Fannie Mae Connecticut Avenue Securities 2015-C04 2M2, 5.642%, (US0001M + 5.550%), 04/25/2028	1,545,612	0.1
2,347,231		Fannie Mae Connecticut Avenue Securities 2015-CO1 1M2, 4.392%, (US0001M + 4.300%), 02/25/2025	2,405,085	0.1
3,341,102		Fannie Mae Connecticut Avenue Securities 2016-C04 1M2, 4.342%, (US0001M + 4.250%), 01/25/2029	3,490,727	0.1
1,712,315		Fannie Mae Connecticut Avenue Securities 2017-C01 1M2, 3.642%, (US0001M + 3.550%), 07/25/2029	1,779,374	0.1
3,610,558		Fannie Mae Connecticut Avenue Securities 2017-C02 2M2, 3.742%, (US0001M + 3.650%), 09/25/2029	3,744,712	0.2
7,576,539		Fannie Mae Connecticut Avenue Securities 2017-C03 1M2, 3.092%, (US0001M + 3.000%), 10/25/2029	7,819,942	0.3
1,187,813		Fannie Mae Connecticut Avenue Securities 2017-C04 2M2, 2.942%, (US0001M + 2.850%), 11/25/2029	1,218,494	0.1
3,762,118		Fannie Mae Connecticut Avenue Securities 2017-C06 1M2, 2.742%, (US0001M + 2.650%), 02/25/2030	3,826,103	0.2
3,865,024		Fannie Mae Connecticut Avenue Securities 2017-C07 2M2, 2.592%, (US0001M + 2.500%), 05/25/2030	3,916,069	0.2
3,663,863		Fannie Mae Connecticut Avenue Securities 2017-CO6 2M2, 2.892%, (US0001M + 2.800%), 02/25/2030	3,750,136	0.2
4,216,315		Fannie Mae Connecticut Avenue Securities 2018-C06 1M2, 2.092%, (US0001M + 2.000%), 03/25/2031	4,252,837	0.2
2,991,282		Fannie Mae Connecticut Avenue Securities 2018-C06 2M2, 2.192%, (US0001M + 2.100%), 03/25/2031	3,029,144	0.1
6,117,701		Fannie Mae Connecticut Avenue Securities 2018-CO1 1M2, 2.342%, (US0001M + 2.250%), 07/25/2030	6,208,875	0.3
2,508,189	(1)	Fannie Mae Connecticut Avenue Securities 2019-R02 1M2, 2.392%, (US0001M + 2.300%), 08/25/2031	2,527,295	0.1
1,162,474	(1)	Fannie Mae Connecticut Avenue Securities 2019-RO3 1M2, 2.242%, (US0001M + 2.150%), 09/25/2031	1,171,614	0.1
2,660,509	(1)	Fannie Mae Connecticut Avenue Securities Trust 2019-R01 2M2, 2.542%, (US0001M + 2.450%), 07/25/2031	2,677,225	0.1
1,000,000	(1)	Fannie Mae Connecticut Avenue Securities Trust 2019-R05 1B1, 4.192%, (US0001M + 4.100%), 07/25/2039	1,020,197	0.0
3,410,661	(1)	Fannie Mae Connecticut Avenue Securities Trust 2020-R01 1M2, 2.142%, (US0001M + 2.050%), 01/25/2040	3,428,291	0.1
3,898,000	(1)	Fannie Mae Connecticut Avenue Securities Trust 2020-SBT1 2M2, 3.742%, (US0001M + 3.650%), 02/25/2040	4,045,765	0.2

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2021 (Unaudited) (Continued)

41		Fannie Mae Connecticut Avenue Securities, 5.792%, (US0001M + 5.700%), 04/25/2028	43	0.0
660,662	(6)	Fannie Mae Interest Strip Series 346 6, 5.000%, 10/25/2033	110,714	0.0
108,760	(6)	Fannie Mae REMIC Trust 2000-26 SP, 8.409%, (-1.000*US0001M + 8.500%), 08/25/2030	16,190	0.0
150,039	(6)	Fannie Mae REMIC Trust 2002-13 SR, 6.509%, (-1.000*US0001M + 6.600%), 03/25/2032	23,229	0.0
91,748	(6)	Fannie Mae REMIC Trust 2004-64 SW, 6.959%, (-1.000*US0001M + 7.050%), 08/25/2034	18,625	0.0
65,308	(6)	Fannie Mae REMIC Trust 2004-66 SE, 6.409%, (-1.000*US0001M + 6.500%), 09/25/2034	11,733	0.0
363,061	(6)	Fannie Mae REMIC Trust 2009-25 SN, 6.459%, (-1.000*US0001M + 6.550%), 04/25/2039	77,774	0.0
44,021	(6)	Fannie Mae REMIC Trust 2012-146 LI, 4.500%, 10/25/2041	1,000	0.0
13,487,169	(6)	Fannie Mae REMIC Trust 2012-66 IB, 0.050%, (-1.000*US0001M + 6.050%), 06/25/2042	26,258	0.0
481,753	(6)	Fannie Mae REMIC Trust 2013-116 SC, 6.109%, (-1.000*US0001M + 6.200%), 04/25/2033	38,794	0.0
1,501,270	(6)	Fannie Mae REMICS 2004-53 UC, 7.459%, (-1.000*US0001M + 7.550%), 07/25/2034	357,840	0.0
1,420,193	(6)	Fannie Mae REMICS 2005-59 NS, 6.659%, (-1.000*US0001M + 6.750%), 05/25/2035	167,441	0.0
173,509		Fannie Mae REMICS 2006-46 SP, 23.865%, (-3.667*US0001M + 24.200%), 06/25/2036	306,109	0.0
5,363,177	(6)	Fannie Mae REMICS 2007-22 SD, 6.309%, (-1.000*US0001M + 6.400%), 03/25/2037	1,141,311	0.1
4,159,646	(6)	Fannie Mae REMICS 2007-30 IE, 6.649%, (-1.000*US0001M + 6.740%), 04/25/2037	1,081,375	0.0
2,788,786	(6)	Fannie Mae REMICS 2007-55 S, 6.669%, (-1.000*US0001M + 6.760%), 06/25/2037	573,743	0.0
80,383	(6)	Fannie Mae REMICS 2010-102 DI, 4.000%, 06/25/2029	195	0.0
2,829,779	(6)	Fannie Mae REMICS 2011-123 SD, 6.509%, (-1.000*US0001M + 6.600%), 08/25/2039	180,894	0.0
16,615,091	(6)	Fannie Mae REMICS 2012-111 UI, 3.000%, 10/25/2027	1,035,152	0.0
1,345,657	(6)	Fannie Mae REMICS 2012-121 DI, 2.500%, 11/25/2027	72,237	0.0
13,451,433	(6)	Fannie Mae REMICS 2012-128 KI, 3.000%, 11/25/2027	818,883	0.0
3,104,935	(6)	Fannie Mae REMICS 2012-148 IB, 3.500%, 01/25/2028	224,172	0.0
5,070,276	(6)	Fannie Mae REMICS 2012-150 PS, 6.059%, (-1.000*US0001M + 6.150%), 01/25/2043	841,853	0.0
13,633,622	(6)	Fannie Mae REMICS 2013-1 LI, 2.500%, 02/25/2028	700,911	0.0
1,951,076	(6)	Fannie Mae REMICS 2013-137 PI, 5.000%, 10/25/2041	333,148	0.0
13,967,937	(6)	Fannie Mae REMICS 2013-19 JS, 6.109%, (-1.000*US0001M + 6.200%), 10/25/2041	1,903,136	0.1
1,719,932	(6)	Fannie Mae REMICS 2013-2 NI, 4.000%, 02/25/2043	225,013	0.0
5,216,603	(6)	Fannie Mae REMICS 2013-21 KI, 3.000%, 03/25/2028	322,301	0.0
5,910,812	(6)	Fannie Mae REMICS 2013-32 EI, 2.500%, 04/25/2033	492,075	0.0
1,918,313	(6)	Fannie Mae REMICS 2013-41 BI, 3.000%, 05/25/2028	132,902	0.0
1,927,151	(6)	Fannie Mae REMICS 2013-69 PI, 3.000%, 04/25/2033	156,295	0.0
4,272,676	(6)	Fannie Mae REMICS 2013-97 JS, 6.059%, (-1.000*US0001M + 6.150%), 04/25/2038	699,353	0.0
9,192,845	(6)	Fannie Mae REMICS 2016-19 SB, 6.009%, (-1.000*US0001M + 6.100%), 04/25/2046	1,742,165	0.1
2,940,433	(6)	Fannie Mae REMICS 2016-4 BI, 4.000%, 02/25/2046	514,987	0.0
2,028,327	(6)	Fannie Mae REMICS 2016-61 PI, 4.500%, 01/25/2046	345,154	0.0
11,665,554	(6)	Fannie Mae REMICS 2019-15 AI, 4.000%, 04/25/2059	2,909,699	0.1
21,905,668	(6)	Fannie Mae REMICS 2019-17 SA, 6.009%, (-1.000*US0001M + 6.100%), 04/25/2049	4,225,207	0.2
19,945,939	(6)	Fannie Mae REMICS 2019-8 SB, 6.009%, (-1.000*US0001M + 6.100%), 03/25/2049	4,008,368	0.2
495,972		Fannie Mae Series 2006-11 FA, 0.392%, (US0001M + 0.300%), 03/25/2036	499,762	0.0

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2021 (Unaudited) (Continued)

70,627		First Horizon Alternative Mortgage Securities Trust 2006-FA8 1A7, 6.000%, 02/25/2037	43,983	0.0
530,238	(1),(4)	Flagstar Mortgage Trust 2017-2 A7, 3.500%, 10/25/2047	538,665	0.0
647,491	(1),(4)	Flagstar Mortgage Trust 2018-1 B3, 4.004%, 03/25/2048	669,355	0.0
4,671,006	(1),(4)	Flagstar Mortgage Trust 2018-2 B2, 4.114%, 04/25/2048	4,732,374	0.2
1,499,258	(1),(4)	Flagstar Mortgage Trust 2018-3INV A3, 4.000%, 05/25/2048	1,529,235	0.1
3,751,618	(1),(4)	Flagstar Mortgage Trust 2018-4 B3, 4.294%, 07/25/2048	3,794,006	0.2
944,581	(1),(4)	Flagstar Mortgage Trust 2018-5 B3, 4.520%, 09/25/2048	953,894	0.0
574,656	(1),(4)	Flagstar Mortgage Trust 2018-6RR 1A7, 4.000%, 10/25/2048	583,924	0.0
3,575,102	(1),(4)	Flagstar Mortgage Trust 2018-6RR B1, 4.984%, 10/25/2048	3,722,121	0.2
1,453,351	(1),(4)	Flagstar Mortgage Trust 2019-2 B1, 4.104%, 12/25/2049	1,484,772	0.1
2,034,692	(1),(4)	Flagstar Mortgage Trust 2019-2 B2, 4.104%, 12/25/2049	2,072,550	0.1
3,419,716	(1),(4)	Flagstar Mortgage Trust 2020-1NV B2A, 4.286%, 03/25/2050	3,605,689	0.1
2,931,185	(1),(4)	Flagstar Mortgage Trust 2020-1NV B3, 4.286%, 03/25/2050	3,049,415	0.1
4,913,740	(1),(4)	Flagstar Mortgage Trust 2021-2 A4, 2.500%, 04/25/2051	4,948,986	0.2
3,861,008	(1),(4)	Flagstar Mortgage Trust 2021-2 B3, 2.815%, 04/25/2051	3,808,475	0.2
1,315,685	(6)	Freddie Mac 2009-70 PS, 6.659%, (-1.000*US0001M + 6.750%), 01/25/2037	300,532	0.0
136,848	(6)	Freddie Mac 2524 SH, 7.427%, (-1.000*US0001M + 7.500%), 11/15/2032	11,044	0.0
336,887	(6)	Freddie Mac 2525 SM, 7.927%, (-1.000*US0001M + 8.000%), 02/15/2032	79,627	0.0
322,066	(6)	Freddie Mac 2981 CS, 6.647%, (-1.000*US0001M + 6.720%), 05/15/2035	59,717	0.0
236,955	(6)	Freddie Mac 2989 HS, 7.077%, (-1.000*US0001M + 7.150%), 08/15/2034	92,879	0.0
165,923	(6)	Freddie Mac 3018 SM, 7.127%, (-1.000*US0001M + 7.200%), 08/15/2035	39,267	0.0
1,851,229	(6)	Freddie Mac 3222 SN, 6.527%, (-1.000*US0001M + 6.600%), 09/15/2036	359,574	0.0
316,854	(4),(6)	Freddie Mac 324 144, 6.000%, 06/15/2039	71,583	0.0
625,976	(6)	Freddie Mac 3523 SA, 5.927%, (-1.000*US0001M + 6.000%), 09/15/2036	119,342	0.0
549,384	(6)	Freddie Mac 3582 MS, 6.077%, (-1.000*US0001M + 6.150%), 10/15/2039	109,003	0.0
795,224	(6)	Freddie Mac 3688 BI, 5.000%, 07/15/2040	146,873	0.0
3,279,479	(6)	Freddie Mac 4186 IA, 3.000%, 03/15/2033	307,744	0.0
120,634	(6)	Freddie Mac 4333 AI, 5.500%, 02/15/2044	21,767	0.0
6,565,346	(6)	Freddie Mac 4813 IO, 5.500%, 08/15/2048	1,401,961	0.1
58,523	(6)	Freddie Mac REMIC Trust 2266 S, 8.477%, (-1.000*US0001M + 8.550%), 11/15/2030	10,617	0.0
162,098	(6)	Freddie Mac REMIC Trust 2374 S, 8.027%, (-1.000*US0001M + 8.100%), 06/15/2031	36,466	0.0
88,444	(6)	Freddie Mac REMIC Trust 2417 SY, 8.327%, (-1.000*US0001M + 8.400%), 12/15/2031	22,838	0.0
158,102	(6)	Freddie Mac REMIC Trust 2577 SA, 7.377%, (-1.000*US0001M + 7.450%), 02/15/2033	36,979	0.0
86,116	(6)	Freddie Mac REMIC Trust 2981 SU, 7.727%, (-1.000*US0001M + 7.800%), 05/15/2030	17,109	0.0
145,754		Freddie Mac REMIC Trust 3031 BP, 8.000%, (-6.723*US0001M + 44.975%), 08/15/2035	161,864	0.0
584,645	(6)	Freddie Mac REMIC Trust 3049 PI, 6.577%, (-1.000*US0001M + 6.650%), 10/15/2035	128,142	0.0
52,665		Freddie Mac REMIC Trust 3085 SK, 65.125%, (-12.000*US0001M + 66.000%), 12/15/2035	157,430	0.0
68,657	(7)	Freddie Mac REMIC Trust 3151 PO, 0.000%, 05/15/2036	62,989	0.0
15,302	(6)	Freddie Mac REMIC Trust 3590 PI, 6.000%, 07/15/2039	38	0.0
176,837	(6)	Freddie Mac REMIC Trust 3624 TS, 4.727%, (-1.000*US0001M + 4.800%), 01/15/2040	22,479	0.0
223,748	(6)	Freddie Mac REMIC Trust 4261 ID, 6.500%, 06/15/2032	29,038	0.0
713,885	(6)	Freddie Mac REMIC Trust 4287 CI, 4.500%, 07/15/2041	78,591	0.0
1,667,011	(6)	Freddie Mac REMICS 2781 SB, 7.077%, (-1.000*US0001M + 7.150%), 04/15/2034	349,245	0.0
453,031		Freddie Mac REMICS 2921 PF, 0.423%, (US0001M + 0.350%), 01/15/2035	454,701	0.0

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2021 (Unaudited) (Continued)

3,943,877	(6)	Freddie Mac REMICS 3128 JI, 6.557%, (-1.000*US0001M + 6.630%), 03/15/2036	888,800	0.0
1,692,563	(6)	Freddie Mac REMICS 3298 S, 6.037%, (-1.000*US0001M + 6.110%), 04/15/2037	351,069	0.0
39,663	(6)	Freddie Mac REMICS 3763 AI, 3.500%, 06/15/2025	187	0.0
4,214,830	(6)	Freddie Mac REMICS 4097 IC, 2.500%, 08/15/2027	215,740	0.0
1,185,359	(6)	Freddie Mac REMICS 4116 IL, 4.500%, 05/15/2042	157,572	0.0
13,484,819	(6)	Freddie Mac REMICS 4120 TI, 2.500%, 10/15/2027	663,209	0.0
1,898,245	(6)	Freddie Mac REMICS 4136 QI, 3.000%, 11/15/2032	120,995	0.0
1,265,977	(6)	Freddie Mac REMICS 4143 IK, 4.000%, 10/15/2041	105,370	0.0
1,160,512	(6)	Freddie Mac REMICS 4153 YI, 3.000%, 09/15/2042	50,234	0.0
2,512,448	(6)	Freddie Mac REMICS 4157 IH, 3.500%, 01/15/2043	369,407	0.0
1,686,192	(6)	Freddie Mac REMICS 4162 DI, 2.000%, 02/15/2028	71,368	0.0
6,541,167	(6)	Freddie Mac REMICS 4182 IL, 3.000%, 03/15/2028	415,933	0.0
1,088,883	(6)	Freddie Mac REMICS 4266 LI, 3.500%, 06/15/2028	44,061	0.0
35,313,685	(6)	Freddie Mac REMICS 4273 PS, 6.027%, (-1.000*US0001M + 6.100%), 11/15/2043	6,604,238	0.3
2,590,260	(6)	Freddie Mac REMICS 4290 EI, 5.000%, 12/15/2043	441,574	0.0
1,046,048		Freddie Mac REMICS 4385 LS, 9.118%, (-2.333*US0001M + 9.333%), 07/15/2037	1,240,652	0.1
3,049,225	(6)	Freddie Mac REMICS 4494 LI, 5.000%, 12/15/2043	357,429	0.0
8,773,131	(6)	Freddie Mac REMICS 4618 SA, 5.927%, (-1.000*US0001M + 6.000%), 09/15/2046	1,844,638	0.1
2,548,490		Freddie Mac REMICS 4625 BI, 3.500%, 06/15/2046	313,558	0.0
2,933,149	(6)	Freddie Mac REMICS 4708 KI, 4.500%, 11/15/2046	431,650	0.0
34,108,779	(6)	Freddie Mac REMICS 4903 NS, 6.009%, (-1.000*US0001M + 6.100%), 08/25/2049	5,979,808	0.2
16,315,515	(6)	Freddie Mac REMICS 4909 SJ, 5.959%, (-1.000*US0001M + 6.050%), 09/25/2049	3,740,253	0.2
6,477,774	(6)	Freddie Mac REMICS 4910 SD, 5.977%, (-1.000*US0001M + 6.050%), 06/15/2049	1,390,729	0.1
22,102,606	(6)	Freddie Mac REMICS 4910 SH, 5.959%, (-1.000*US0001M + 6.050%), 09/25/2049	4,795,419	0.2
25,042,708	(6)	Freddie Mac REMICS 4924 SY, 5.959%, (-1.000*US0001M + 6.050%), 10/25/2049	5,511,622	0.2
664,966		Freddie Mac REMICS Trust 3740 FB, 0.573%, (US0001M + 0.500%), 10/15/2040	673,635	0.0
2,000,000	(1)	Freddie Mac STACR REMIC Trust 2020-DNA2 M2, 1.942%, (US0001M + 1.850%), 02/25/2050	2,018,544	0.1
1,267,330	(1)	Freddie Mac STACR REMIC Trust 2020-DNA3 M2, 3.092%, (US0001M + 3.000%), 06/25/2050	1,275,493	0.1
4,580,896	(1)	Freddie Mac STACR REMIC Trust 2020-HQA1 M2, 1.992%, (US0001M + 1.900%), 01/25/2050	4,597,741	0.2
4,000,000	(1)	Freddie Mac STACR Trust 2018-DNA3 M2, 2.192%, (US0001M + 2.100%), 09/25/2048	4,056,046	0.2
1,933,290	(6)	Freddie Mac Strips 287 IO, 3.000%, 10/15/2027	117,184	0.0
1,088,665	(6)	Freddie Mac Strips Series 224 IO, 6.000%, 03/01/2033	244,476	0.0
548,008	(6)	Freddie Mac Strips Series 237 S23, 7.027%, (-1.000*US0001M + 7.100%), 05/15/2036	127,895	0.0
717,584	(6)	Freddie Mac Strips Series 260 33, 4.000%, 05/15/2039	108,778	0.0
501,986		Freddie Mac Structured Agency Credit Risk Debt Notes 2014-DN3 M3, 4.092%, (US0001M + 4.000%), 08/25/2024	512,537	0.0
357,467		Freddie Mac Structured Agency Credit Risk Debt Notes 2015-HQA1 M3, 4.792%, (US0001M + 4.700%), 03/25/2028	369,219	0.0
500,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2016-HQA3 M3, 3.942%, (US0001M + 3.850%), 03/25/2029	518,575	0.0

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2021 (Unaudited) (Continued)

2,674,755		Freddie Mac Structured Agency Credit Risk Debt Notes 2017-DNA1 M2, 3.342%, (US0001M + 3.250%), 07/25/2029	2,773,762	0.1
5,056,302		Freddie Mac Structured Agency Credit Risk Debt Notes 2017-HQA2 M2, 2.742%, (US0001M + 2.650%), 12/25/2029	5,150,744	0.2
850,960		Freddie Mac Structured Agency Credit Risk Debt Notes 2018-DNA1 M2, 1.892%, (US0001M + 1.800%), 07/25/2030	856,974	0.0
2,562,325		Freddie Mac Structured Agency Credit Risk Debt Notes 2018-HQA1 M2, 2.392%, (US0001M + 2.300%), 09/25/2030	2,602,102	0.1
4,788,148	(1)	Freddie Mac Structured Agency Credit Risk Debt Notes 2019-DNA1 M2, 2.742%, (US0001M + 2.650%), 01/25/2049	4,862,911	0.2
7,693,750	(1)	Freddie Mac Structured Agency Credit Risk Debt Notes 2019-HQA2 M2, 2.142%, (US0001M + 2.050%), 04/25/2049	7,761,775	0.3
1,000,000	(1)	Freddie Mac Structured Agency Credit Risk Debt Notes 2021-DNA2 M2, 2.318%, (SOFR30A + 2.300%), 08/25/2033	1,027,214	0.0
1,616,910	(1),(4)	Galton Funding Mortgage Trust 2018-2 B2, 4.750%, 10/25/2058	1,679,236	0.1
2,422,990	(1),(4)	Galton Funding Mortgage Trust 2019-1 B1, 4.250%, 02/25/2059	2,521,874	0.1
1,942,825	(1),(4)	Galton Funding Mortgage Trust 2019-1 B2, 4.500%, 02/25/2059	2,011,607	0.1
4,459,933	(6)	Ginnie Mae 2007-59 SC, 6.407%, (-1.000*US0001M + 6.500%), 07/20/2037	929,160	0.0
161,766	(6)	Ginnie Mae 2011-101 EI, 6.000%, (-19.355*US0001M + 109.161%), 10/16/2039	39,011	0.0
26,930,758	(6)	Ginnie Mae 2013-130 SB, 4.964%, (-1.000*US0001M + 5.050%), 09/16/2043	3,916,618	0.2
402,682	(6)	Ginnie Mae Series 2008-40 SA, 6.325%, (-1.000*US0001M + 6.400%), 05/16/2038	72,897	0.0
711,790	(6)	Ginnie Mae Series 2009-116 SJ, 6.405%, (-1.000*US0001M + 6.480%), 12/16/2039	138,842	0.0
1,044,231	(6)	Ginnie Mae Series 2010-143 JI, 4.000%, 08/16/2039	71,186	0.0
1,682,072	(6)	Ginnie Mae Series 2010-4 IP, 5.000%, 01/16/2039	151,223	0.0
661,974	(6)	Ginnie Mae Series 2010-4 SL, 6.325%, (-1.000*US0001M + 6.400%), 01/16/2040	138,311	0.0
109,390	(6)	Ginnie Mae Series 2010-98 QS, 6.507%, (-1.000*US0001M + 6.600%), 01/20/2040	8,602	0.0
1,870,711	(6)	Ginnie Mae Series 2011-101 BI, 0.650%, (-1.000*US0001M + 6.650%), 11/20/2037	42,422	0.0
2,649,900	(6)	Ginnie Mae Series 2011-124 KI, 4.000%, 08/20/2039	182,677	0.0
5,479,832	(6)	Ginnie Mae Series 2011-25 AS, 5.967%, (-1.000*US0001M + 6.060%), 02/20/2041	1,026,106	0.0
2,843,458	(6)	Ginnie Mae Series 2012-148 IP, 3.500%, 04/20/2041	169,687	0.0
25,949	(6)	Ginnie Mae Series 2012-149 BI, 3.500%, 10/20/2041	2,301	0.0
2,760,714	(6)	Ginnie Mae Series 2012-39 PI, 4.000%, 03/16/2042	326,152	0.0
2,364,994	(6)	Ginnie Mae Series 2013-103 DS, 6.057%, (-1.000*US0001M + 6.150%), 07/20/2043	440,409	0.0
100,829	(6)	Ginnie Mae Series 2013-134 DS, 6.007%, (-1.000*US0001M + 6.100%), 09/20/2043	17,881	0.0
251,605	(6)	Ginnie Mae Series 2013-44 LI, 4.500%, 01/16/2043	35,288	0.0
1,250,818	(6)	Ginnie Mae Series 2013-81 IO, 4.500%, 01/16/2040	100,754	0.0
3,483,900	(6)	Ginnie Mae Series 2014-84 PI, 4.500%, 04/20/2043	369,620	0.0
3,265,890	(6)	Ginnie Mae Series 2015-132 BI, 4.000%, 11/20/2044	330,198	0.0
22,596,534	(6)	Ginnie Mae Series 2015-144 SA, 6.107%, (-1.000*US0001M + 6.200%), 10/20/2045	4,825,262	0.2
4,057,900	(6)	Ginnie Mae Series 2015-69 IL, 0.200%, (-1.000*US0001M + 6.700%), 07/20/2034	28,441	0.0
252,231	(6)	Ginnie Mae Series 2015-98 IU, 4.000%, 08/20/2044	33,555	0.0
685,129	(6)	Ginnie Mae Series 2016-8 PI, 4.000%, 10/20/2044	75,524	0.0
8,122,943	(6)	Ginnie Mae Series 2018-153 SQ, 6.107%, (-1.000*US0001M + 6.200%), 11/20/2048	1,573,379	0.1
22,088,402	(6)	Ginnie Mae Series 2018-93 SJ, 6.107%, (-1.000*US0001M + 6.200%), 07/20/2048	4,066,331	0.2

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2021 (Unaudited) (Continued)

499,868	(6)	Ginnie Mae Series 2019-111 TI, 5.000%, 09/20/2049	60,827	0.0
141,687	(6)	Ginnie Mae Series 2019-86 GI, 6.500%, 07/20/2049	25,644	0.0
868,137	(6)	Ginnie Mae Series 2019-86 HI, 5.500%, 07/20/2049	129,867	0.0
17,433,889	(6)	Ginnie Mae Series 2019-89 SC, 6.007%, (-1.000*US0001M + 6.100%), 07/20/2049	3,259,625	0.1
557,650	(1),(4)	GS Mortage-Backed Securities Trust 2020-PJ1 A1, 3.500%, 05/25/2050	564,950	0.0
885,679	(1),(4)	GS Mortage-Backed Securities Trust 2020-PJ1 A4, 3.500%, 05/25/2050	896,532	0.0
1,700,000	(1),(4)	GS Mortage-Backed Securities Trust 2020-PJ1 A8, 3.500%, 05/25/2050	1,723,922	0.1
2,439,232	(1),(4)	GS Mortage-Backed Securities Trust 2020-PJ1 B2, 3.696%, 05/25/2050	2,537,104	0.1
3,696,207	(1),(4)	GS Mortage-Backed Securities Trust 2020-PJ1 B3, 3.696%, 05/25/2050	3,829,454	0.2
204,452	(1),(4)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ1 A1, 4.000%, 08/25/2049	207,287	0.0
1,766,405	(1),(4)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ1 B3, 4.298%, 08/25/2049	1,800,520	0.1
280,221	(1),(4)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ2 A1, 4.000%, 11/25/2049	281,858	0.0
3,888,308	(1),(4)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ2 B2, 4.454%, 11/25/2049	3,983,139	0.2
3,877,056	(1),(4)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ2 B3, 4.454%, 11/25/2049	4,027,152	0.2
480,625	(1),(4)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ3 B1, 4.072%, 03/25/2050	496,389	0.0
486,256	(1),(4)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ3 B2, 4.072%, 03/25/2050	500,376	0.0
1,818,443	(1),(4)	GS Mortgage-Backed Securities Corp. Trust 2020-PJ3 B4, 3.459%, 10/25/2050	1,828,556	0.1
1,742,482	(1),(4)	GS Mortgage-Backed Securities Corp. Trust 2021-PJ3 B3, 2.660%, 08/25/2051	1,680,814	0.1
3,983,709	(1),(4)	GS Mortgage-Backed Securities Corp. Trust 2021-PJ4 B3, 2.631%, 09/25/2051	3,899,125	0.2
5,159,461	(1),(4)	GS Mortgage-Backed Securities Corp. Trust 2021-PJ5 B3, 2.600%, 10/25/2051	5,030,456	0.2
2,000,000	(1),(4)	GS Mortgage-Backed Securities Trust 2021-PJ6 A4, 2.500%, 11/25/2051	2,017,500	0.1
412,814		HarborView Mortgage Loan Trust 2006-14 2A1A, 0.243%, (US0001M + 0.150%), 01/25/2047	389,643	0.0
468,170		HarborView Mortgage Loan Trust 2007-5 A1A, 0.283%, (US0001M + 0.190%), 09/19/2037	457,155	0.0
4,769,000	(1)	Home RE 2019-1 M2 Ltd., 3.342%, (US0001M + 3.250%), 05/25/2029	4,834,401	0.2
1,887		HomeBanc Mortgage Trust 2004-1 2A, 0.952%, (US0001M + 0.860%), 08/25/2029	1,862	0.0
3,503		HomeBanc Mortgage Trust 2005-3 A2, 0.712%, (US0001M + 0.310%), 07/25/2035	3,512	0.0
1,684,807	(1),(4)	Homeward Opportunities Fund I Trust 2019-2 A3, 3.007%, 09/25/2059	1,690,825	0.1
69,166		IndyMac INDX Mortgage Loan Trust 2006-AR2 1A1B, 0.512%, (US0001M + 0.420%), 04/25/2046	65,773	0.0
1,706,173	(1),(4)	JP Morgan Mortgage Trust 2017-4 B5, 3.928%, 11/25/2048	1,724,504	0.1
1,066,832	(1),(4)	JP Morgan Mortgage Trust 2017-6 B5, 3.803%, 12/25/2048	1,086,609	0.0
1,763,567	(1),(4)	JP Morgan Mortgage Trust 2020-4 B2, 3.742%, 11/25/2050	1,826,203	0.1
1,931,022	(4)	JP Morgan Mortgage Trust 2005-A4 B1, 2.646%, 07/25/2035	1,937,278	0.1
80,858		JP Morgan Mortgage Trust 2005-S3 1A10, 6.000%, 01/25/2036	57,264	0.0
182,765		JP Morgan Mortgage Trust 2006-S2 1A18, 6.000%, 07/25/2036	137,341	0.0
431,973		JP Morgan Mortgage Trust 2006-S3 1A30, 6.500%, 08/25/2036	244,304	0.0
784,352	(1),(4)	JP Morgan Mortgage Trust 2014-5 B3, 2.910%, 10/25/2029	795,377	0.0
605,322	(1),(4)	JP Morgan Mortgage Trust 2016-1 B3, 3.858%, 05/25/2046	619,373	0.0

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2021 (Unaudited) (Continued)

2,095,000	(1),(4)	JP Morgan Mortgage Trust 2016-1 B4, 3.858%, 05/25/2046	2,161,333	0.1
748,429	(1),(4)	JP Morgan Mortgage Trust 2016-4 A13, 3.500%, 10/25/2046	764,396	0.0
900,052	(1),(4)	JP Morgan Mortgage Trust 2017-1 B4, 3.498%, 01/25/2047	905,132	0.0
1,093,279	(1),(4)	JP Morgan Mortgage Trust 2017-3 1A13, 3.500%, 08/25/2047	1,111,087	0.0
1,455,577	(1),(4)	JP Morgan Mortgage Trust 2017-3 B1, 3.791%, 08/25/2047	1,505,760	0.1
1,078,206	(1),(4)	JP Morgan Mortgage Trust 2017-3 B2, 3.791%, 08/25/2047	1,112,717	0.1
346,057	(1),(4)	JP Morgan Mortgage Trust 2017-4 A7, 3.500%, 11/25/2048	350,422	0.0
1,914,412	(1),(4)	JP Morgan Mortgage Trust 2017-5 B1, 3.091%, 10/26/2048	1,988,811	0.1
556,125	(1),(4)	JP Morgan Mortgage Trust 2017-6 B3, 3.803%, 12/25/2048	573,647	0.0
1,563,637	(1),(4)	JP Morgan Mortgage Trust 2017-6 B4, 3.803%, 12/25/2048	1,621,391	0.1
2,281,394	(1),(4)	JP Morgan Mortgage Trust 2018-1 B2, 3.717%, 06/25/2048	2,336,889	0.1
3,718,202	(1),(4)	JP Morgan Mortgage Trust 2018-3 B1, 3.761%, 09/25/2048	3,855,870	0.2
2,323,876	(1),(4)	JP Morgan Mortgage Trust 2018-3 B3, 3.761%, 09/25/2048	2,414,516	0.1
466,559	(1),(4)	JP Morgan Mortgage Trust 2018-4 B1, 3.755%, 10/25/2048	482,212	0.0
466,559	(1),(4)	JP Morgan Mortgage Trust 2018-4 B2, 3.755%, 10/25/2048	480,924	0.0
1,882,703	(1),(4)	JP Morgan Mortgage Trust 2018-5 A13, 3.500%, 10/25/2048	1,940,757	0.1
246,720	(1),(4)	JP Morgan Mortgage Trust 2018-6 1A10, 3.500%, 12/25/2048	250,492	0.0
1,853,835	(1),(4)	JP Morgan Mortgage Trust 2018-6C B2, 3.930%, 12/25/2048	1,907,916	0.1
574,130	(1),(4)	JP Morgan Mortgage Trust 2018-8 A3, 4.000%, 01/25/2049	581,190	0.0
8,108,264	(1),(4)	JP Morgan Mortgage Trust 2018-8 B1, 4.164%, 01/25/2049	8,454,649	0.3
3,778,755	(1),(4)	JP Morgan Mortgage Trust 2018-8 B2, 4.164%, 01/25/2049	3,915,208	0.2
958,360	(1),(4)	JP Morgan Mortgage Trust 2018-9 B2, 4.408%, 02/25/2049	985,534	0.0
1,890,256	(1),(4)	JP Morgan Mortgage Trust 2018-9 B3, 4.408%, 02/25/2049	1,938,095	0.1
1,491,506	(1),(4)	JP Morgan Mortgage Trust 2018-LTV1 B1, 4.658%, 04/25/2049	1,558,326	0.1
649,925	(1),(4)	JP Morgan Mortgage Trust 2019-1 A3, 4.000%, 05/25/2049	660,767	0.0
279,247	(1),(4)	JP Morgan Mortgage Trust 2019-2 A3, 4.000%, 08/25/2049	281,816	0.0
1,087,611	(1),(4)	JP Morgan Mortgage Trust 2019-2 B1, 4.588%, 08/25/2049	1,103,306	0.0
2,635,180	(1),(4)	JP Morgan Mortgage Trust 2019-2 B2, 4.588%, 08/25/2049	2,754,723	0.1
408,738	(1),(4)	JP Morgan Mortgage Trust 2019-3 A3, 4.000%, 09/25/2049	416,218	0.0
1,750,754	(1),(4)	JP Morgan Mortgage Trust 2019-5 A3, 4.000%, 11/25/2049	1,786,328	0.1
2,884,435	(1),(4)	JP Morgan Mortgage Trust 2019-5 B1, 4.545%, 11/25/2049	2,973,310	0.1
4,807,391	(1),(4)	JP Morgan Mortgage Trust 2019-5 B2, 4.545%, 11/25/2049	4,941,788	0.2
395,355	(1),(4)	JP Morgan Mortgage Trust 2019-6 A3, 3.500%, 12/25/2049	402,798	0.0
2,895,452	(1),(4)	JP Morgan Mortgage Trust 2019-6 B1, 4.286%, 12/25/2049	3,137,537	0.1
6,273,480	(1),(4)	JP Morgan Mortgage Trust 2019-6 B2, 4.286%, 12/25/2049	6,443,467	0.3
1,731,397	(1),(4)	JP Morgan Mortgage Trust 2019-7 B2A, 3.172%, 02/25/2050	1,745,627	0.1
961,887	(1),(4)	JP Morgan Mortgage Trust 2019-7 B3A, 3.422%, 02/25/2050	978,161	0.0
1,248,798	(1),(4)	JP Morgan Mortgage Trust 2019-8 A15, 3.500%, 03/25/2050	1,277,317	0.1
3,095,008	(1),(4)	JP Morgan Mortgage Trust 2019-8 B2A, 3.235%, 03/25/2050	3,184,570	0.1
967,190	(1),(4)	JP Morgan Mortgage Trust 2019-8 B3A, 3.485%, 03/25/2050	996,217	0.0
3,856,859	(1),(4)	JP Morgan Mortgage Trust 2019-INV1 B2, 5.027%, 10/25/2049	4,132,353	0.2
714,472	(1),(4)	JP Morgan Mortgage Trust 2019-INV2 A15, 3.500%, 02/25/2050	729,185	0.0
4,094,097	(1),(4)	JP Morgan Mortgage Trust 2019-INV3 B3, 4.469%, 05/25/2050	4,275,754	0.2
542,151	(1),(4)	JP Morgan Mortgage Trust 2019-LTV1 A3, 4.000%, 06/25/2049	545,668	0.0
2,303,216	(1),(4)	JP Morgan Mortgage Trust 2019-LTV1 B1, 4.844%, 06/25/2049	2,412,914	0.1
1,823,379	(1),(4)	JP Morgan Mortgage Trust 2019-LTV1 B2, 4.844%, 06/25/2049	1,893,762	0.1

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2021 (Unaudited) (Continued)

1,142,879	(1),(4)	JP Morgan Mortgage Trust 2019-LTV2 A18, 4.000%, 12/25/2049	1,153,987	0.1
1,905,225	(1),(4)	JP Morgan Mortgage Trust 2019-LTV2 B2, 4.802%, 12/25/2049	1,989,439	0.1
1,931,298	(1),(4)	JP Morgan Mortgage Trust 2019-LTV2 B3, 4.802%, 12/25/2049	2,011,744	0.1
2,715,142	(1),(4)	JP Morgan Mortgage Trust 2019-LTV3 B2, 4.533%, 03/25/2050	2,864,413	0.1
6,319,937	(1),(4)	JP Morgan Mortgage Trust 2019-LTV3 B3, 4.533%, 03/25/2050	6,629,440	0.3
687,171	(1),(4)	JP Morgan Mortgage Trust 2020-2 A15, 3.500%, 07/25/2050	701,633	0.0
3,045,597	(1),(4)	JP Morgan Mortgage Trust 2020-3 B2, 3.894%, 08/25/2050	3,206,545	0.1
4,898,796	(1),(4)	JP Morgan Mortgage Trust 2020-4 B1, 3.742%, 11/25/2050	5,090,254	0.2
1,381,521	(1),(4)	JP Morgan Mortgage Trust 2020-LTV1 A15, 3.500%, 06/25/2050	1,410,063	0.1
4,900,000	(1),(4)	JP Morgan Mortgage Trust 2020-LTV1 A5, 3.500%, 06/25/2050	4,960,007	0.2
1,961,191	(1),(4)	JP Morgan Mortgage Trust 2021-4 A15, 2.500%, 08/25/2051	1,990,410	0.1
861,730	(1),(4)	JP Morgan Trust 2015-3 B3, 3.605%, 05/25/2045	878,641	0.0
1,513,923	(1),(4)	JP Morgan Trust 2015-3 B4, 3.605%, 05/25/2045	1,556,979	0.1
2,738,226,804	(1),(6),(8)	L Street Securities 2017-PM1 XIO, 0.000%, 10/25/2048	1,063,801	0.0
74,310		Lehman XS Trust Series 2005-5N 1A2, 0.452%, (US0001M + 0.360%), 11/25/2035	70,013	0.0
49,637	(1),(4)	Mello Mortgage Capital Acceptance 2018-MTG2 A1, 4.446%, 10/25/2048	49,739	0.0
1,058,660	(1),(4)	Mello Mortgage Capital Acceptance 2018-MTG2 B1, 4.446%, 10/25/2048	1,132,884	0.1
1,471,616	(1),(4)	Mello Mortgage Capital Acceptance 2021-MTG2 A19, 2.500%, 06/01/2051	1,487,322	0.1
655,000		Morgan Stanley Mortgage Loan Trust 2005-5AR 1B1, 1.892%, (US0001M + 1.800%), 09/25/2035	655,898	0.0
1,127,154		Morgan Stanley Mortgage Loan Trust 2006-9AR A2, 0.392%, (US0001M + 0.150%), 08/25/2036	444,092	0.0
391,820	(1),(4)	New Residential Mortgage Loan Trust 2017-3A B2, 4.750%, 04/25/2057	419,791	0.0
623,828	(1),(4)	OBX 2019-EXP3 1A9 Trust, 3.500%, 10/25/2059	635,318	0.0
972,379	(1),(4)	OBX 2019-INV2 A25 Trust, 4.000%, 05/27/2049	984,167	0.0
617,993	(1),(4)	OBX 2020-INV1 A21 Trust, 3.500%, 12/25/2049	624,411	0.0
2,302,550	(1),(4)	Oceanview Mortgage Trust 2021-1 B3, 2.738%, 05/25/2051	2,228,379	0.1
22,434		Prime Mortgage Trust 2007-1 A4, 5.500%, 03/25/2037	21,420	0.0
760,337	(1),(4)	PSMC 2019-3 A12 Trust, 3.500%, 11/25/2049	763,500	0.0
3,500,000	(1)	Radnor RE 2021-1 M1C Ltd., 2.710%, (SOFR30A + 2.700%), 12/27/2033	3,499,983	0.1
3,723,296	(1),(4)	RCKT Mortgage Trust 2019-1 B1A, 3.896%, 09/25/2049	3,879,210	0.2
2,417,436	(1),(4)	RCKT Mortgage Trust 2019-1 B2A, 3.896%, 09/25/2049	2,511,543	0.1
1,644,665	(1),(4)	RCKT Mortgage Trust 2020-1 A13, 3.000%, 02/25/2050	1,669,341	0.1
1,625,114	(1),(4)	RCKT Mortgage Trust 2020-1 B2A, 3.523%, 02/25/2050	1,682,749	0.1
2,159,273	(1),(4)	RCKT Mortgage Trust 2021-1 A13, 2.500%, 03/25/2051	2,180,915	0.1
1,266,066	(4)	Sequoia Mortgage Trust 2013-3 B3, 3.510%, 03/25/2043	1,294,828	0.1
254,637	(1)	Sequoia Mortgage Trust 2013-9 B1, 3.500%, 07/25/2043	257,949	0.0
1,470,378	(1)	Sequoia Mortgage Trust 2013-9 B2, 3.500%, 07/25/2043	1,488,424	0.1
907,596	(1),(4)	Sequoia Mortgage Trust 2015-1 B1, 3.893%, 01/25/2045	930,730	0.0
1,541,730	(1),(4)	Sequoia Mortgage Trust 2017-1 B2, 3.610%, 02/25/2047	1,587,535	0.1
2,396,935	(1),(4)	Sequoia Mortgage Trust 2018-5 B3, 3.921%, 05/25/2048	2,475,586	0.1
1,168,232	(1),(4)	Sequoia Mortgage Trust 2018-6 B1, 4.190%, 07/25/2048	1,224,647	0.1
747,362	(1),(4)	Sequoia Mortgage Trust 2018-CH1 B1B, 4.487%, 02/25/2048	775,225	0.0
560,522	(1),(4)	Sequoia Mortgage Trust 2018-CH1 B2B, 4.487%, 02/25/2048	578,582	0.0
300,229	(1),(4)	Sequoia Mortgage Trust 2019-1 A1, 4.000%, 02/25/2049	303,846	0.0
1,718,060	(1),(4)	Sequoia Mortgage Trust 2019-2 B2, 4.259%, 06/25/2049	1,794,858	0.1

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2021 (Unaudited) (Continued)

1,624,579	(1),(4)	Sequoia Mortgage Trust 2019-2 B3, 4.259%, 06/25/2049	1,684,782	0.1
1,445,512	(1),(4)	Sequoia Mortgage Trust 2019-3 A2, 3.500%, 09/25/2049	1,472,485	0.1
847,686	(1),(4)	Sequoia Mortgage Trust 2019-5 A19, 3.500%, 12/25/2049	859,930	0.0
2,097,215	(1),(4)	Sequoia Mortgage Trust 2019-5 B2, 3.760%, 12/25/2049	2,185,826	0.1
2,098,179	(1),(4)	Sequoia Mortgage Trust 2019-5 B3, 3.760%, 12/25/2049	2,179,125	0.1
2,597,327	(1),(4)	Sequoia Mortgage Trust 2019-CH1 B1B, 5.076%, 03/25/2049	2,673,464	0.1
960,905	(1),(4)	Sequoia Mortgage Trust 2019-CH1 B2B, 5.076%, 03/25/2049	983,761	0.0
840,287	(1),(4)	Sequoia Mortgage Trust 2019-CH2 A1, 4.500%, 08/25/2049	847,964	0.0
600,000	(1),(4)	Sequoia Mortgage Trust 2019-CH3 A13, 4.000%, 09/25/2049	611,431	0.0
1,937,972	(1),(4)	Sequoia Mortgage Trust 2019-CH3 B1B, 4.550%, 09/25/2049	2,000,954	0.1
361,755	(1),(4)	Sequoia Mortgage Trust 2020-1 A1, 3.500%, 02/25/2050	370,370	0.0
1,627,898	(1),(4)	Sequoia Mortgage Trust 2020-1 A19, 3.500%, 02/25/2050	1,663,648	0.1
888,568	(1),(4)	Sequoia Mortgage Trust 2020-2 A19, 3.500%, 03/25/2050	908,880	0.0
1,477,095	(1),(4)	Sequoia Mortgage Trust 2020-2 B3, 3.665%, 03/25/2050	1,528,076	0.1
577,656	(1),(4)	Sequoia Mortgage Trust 2021-3 B3, 2.664%, 05/25/2051	562,376	0.0
1,255,000	(1),(4)	Sequoia Mortgage Trust 2021-5 B3, 3.059%, 07/25/2051	1,264,237	0.1
1,000,000	(1),(4)	Sequoia Mortgage Trust 2021-4 A13, 2.500%, 06/25/2051	1,014,062	0.0
2,317,235	(1),(4)	Shellpoint Co-Originator Trust 2017-2 B2, 3.712%, 10/25/2047	2,417,784	0.1
3,071,918	(1),(4)	Shellpoint Co-Originator Trust 2017-2 B3, 3.712%, 10/25/2047	3,185,575	0.1
2,716,165	(1),(4)	Starwood Mortgage Residential Trust 2019-1 A3, 3.299%, 06/25/2049	2,730,480	0.1
48,686	(4)	Structured Adjustable Rate Mortgage Loan Trust 2005-4 3A1, 2.531%, 03/25/2035	48,771	0.0
76,955	(4)	WaMu Mortgage Pass Through Certificates Series 2006-AR12 2A3, 2.514%, 10/25/2036	75,021	0.0
183,382	(4)	WaMu Mortgage Pass-Through Certificates Series 2004-AR4 A6 Trust, 2.605%, 06/25/2034	186,076	0.0
1,170,994	(4)	WaMu Mortgage Pass-Through Certificates Series 2004-AR7 A6, 2.646%, 07/25/2034	1,220,629	0.1
93,222,563	(4),(6)	WaMu Mortgage Pass-Through Certificates Series 2005-AR1 X Trust, 1.701%, 01/25/2045	2,178,863	0.1
189,212	(4)	WaMu Mortgage Pass-Through Certificates Series 2005-AR10 1A3, 3.099%, 09/25/2035	190,660	0.0
34,137,521	(4),(6)	WaMu Mortgage Pass-Through Certificates Series 2005-AR2 X Trust, 1.905%, 01/25/2045	1,669,140	0.1
15,140	(4)	WaMu Mortgage Pass-Through Certificates Series 2006-AR12 1A1, 3.066%, 10/25/2036	15,222	0.0
97,124	(4)	WaMu Mortgage Pass-Through Certificates Series 2006-AR14 1A3, 2.611%, 11/25/2036	96,664	0.0
373,258	(4)	WaMu Mortgage Pass-Through Certificates Series 2006-AR14 1A4, 2.611%, 11/25/2036	371,488	0.0
51,274	(4)	WaMu Mortgage Pass-Through Certificates Series 2006-AR16 3A1, 3.103%, 12/25/2036	49,592	0.0
50,559	(4)	WaMu Mortgage Pass-Through Certificates Series 2006-AR8 1A4, 3.076%, 08/25/2046	50,333	0.0
92,289	(4)	WaMu Mortgage Pass-Through Certificates Series 2007-HY2 1A1, 3.050%, 12/25/2036	92,573	0.0
458,390	(4)	WaMu Mortgage Pass-Through Certificates Series 2007-HY3 1A1, 2.830%, 03/25/2037	424,480	0.0
10,165	(4)	WaMu Mortgage Pass-Through Certificates Series 2007-HY4 1A1, 2.716%, 04/25/2037	9,674	0.0
59,745	(4)	WaMu Mortgage Pass-Through Certificates Series 2007-HY7 2A2, 3.035%, 07/25/2037	60,151	0.0
570,195		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-10 2A3, 0.992%, (US0001M + 0.900%), 11/25/2035	506,760	0.0
604,625		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-10 2A9, 6.000%, 11/25/2035	612,707	0.0

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2021 (Unaudited) (Continued)

532,083		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-11 A1, 5.750%, 01/25/2036	510,575	0.0
703,562		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-5 CB3, 5.500%, 07/25/2035	699,887	0.0
130,733		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-8 1A2, 5.500%, 10/25/2035	131,045	0.0
731,768		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-5 2CB2, 0.692%, (US0001M + 0.600%), 07/25/2036	420,135	0.0
1,855,105		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-AR5 3A Trust, 1.056%, (12MTA + 0.940%), 07/25/2046	1,294,950	0.1
822,753		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-AR6 2A, 1.076%, (12MTA + 0.960%), 08/25/2046	556,841	0.0
30,268		Wells Fargo Alternative Loan 2007-PA2 2A1, 0.522%, (US0001M + 0.430%), 06/25/2037	24,205	0.0
732,437	(4)	Wells Fargo Mortgage Backed Securities 2006-AR12 1A1, 2.776%, 09/25/2036	709,713	0.0
135,539	(4)	Wells Fargo Mortgage Backed Securities 2007-AR7 A1, 2.873%, 12/28/2037	135,190	0.0
3,136,562	(1),(4)	Wells Fargo Mortgage Backed Securities 2018-1 B1, 3.692%, 07/25/2047	3,343,191	0.1
1,402,661	(1),(4)	Wells Fargo Mortgage Backed Securities 2018-1 B3, 3.692%, 07/25/2047	1,444,780	0.1
1,559,170	(1),(4)	Wells Fargo Mortgage Backed Securities 2019-4 B3 Trust, 3.555%, 09/25/2049	1,592,043	0.1
1,978,640	(1),(4)	Wells Fargo Mortgage Backed Securities 2020-1 B3 Trust, 3.398%, 12/25/2049	2,023,265	0.1
3,502,480	(1),(4)	Wells Fargo Mortgage Backed Securities 2020-2 B1 Trust, 3.249%, 12/25/2049	3,616,300	0.1
2,938,129	(1),(4)	Wells Fargo Mortgage Backed Securities 2020-4 B2 Trust, 3.216%, 07/25/2050	3,068,804	0.1
2,027,080	(1),(4)	Wells Fargo Mortgage Backed Securities 2021-1 B3 Trust, 2.740%, 12/25/2050	1,934,494	0.1
543,196	(1),(4)	WinWater Mortgage Loan Trust 2015-5 B4, 3.760%, 08/20/2045	543,349	0.0

	Total Collateralized Mortgage Obligations
	(Cost $582,450,061)		596,257,500	23.6

ASSET-BACKED SECURITIES: 16.1%
		Automobile Asset-Backed Securities: 1.1%
2,450,000		AmeriCredit Automobile Receivables Trust 2019-3 D, 2.580%, 09/18/2025	2,547,467	0.1
4,400,000		AmeriCredit Automobile Receivables Trust 2020-1 D, 1.800%, 12/18/2025	4,495,211	0.2
3,000,000		Carmax Auto Owner Trust 2019-2 D, 3.410%, 10/15/2025	3,130,885	0.1
2,500,000	(1)	Santander Drive Auto Receivables Trust 2018-1 E, 4.370%, 05/15/2025	2,552,970	0.1
4,450,000		Santander Drive Auto Receivables Trust 2019-2 D, 3.220%, 07/15/2025	4,598,858	0.2
6,000,000		Santander Drive Auto Receivables Trust 2019-3 D, 2.680%, 10/15/2025	6,151,334	0.2
3,800,000	(1)	Tesla Auto Lease Trust 2019-A C, 2.680%, 01/20/2023	3,889,418	0.2
			27,366,143	1.1

		Home Equity Asset-Backed Securities: 0.5%
2,521,721	(1),(4)	ACE Securities Corp. Mortgage Loan Trust Series 2007-D1 A2, 6.336%, 02/25/2038	2,413,840	0.1
3,006,612	(1)	ACE Securities Corp. Mortgage Loan Trust Series 2007-D1 A3, 7.250%, 02/25/2038	2,875,967	0.1
382,465		GSAA Home Equity Trust 2006-3 A3, 0.692%, (US0001M + 0.300%), 03/25/2036	258,588	0.0
2,433,432	(4)	GSAA Home Equity Trust 2006-4 4A3, 3.059%, 03/25/2036	1,928,534	0.1
963,565		GSAA Home Equity Trust 2007-1 1A1, 0.172%, (US0001M + 0.080%), 02/25/2037	402,003	0.0
980,418	(4)	GSAA Trust 2006-7 AF2, 5.995%, 03/25/2046	567,508	0.0
939,823	(4)	Morgan Stanley Mortgage Loan Trust 2007-10XS A2, 6.250%, 02/25/2037	608,187	0.0

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2021 (Unaudited) (Continued)

494,687		Nomura Home Equity Loan, Inc. Home Equity Loan Trust Series 2007-1 2A4A, 0.552%, (US0001M + 0.230%), 02/25/2037	484,035	0.0
3,792,554	(4)	Renaissance Home Equity Loan Trust 2004-4 MF2, 5.818%, 02/25/2035	3,701,503	0.2
			13,240,165	0.5

		Other Asset-Backed Securities: 13.5%
3,089,000	(1)	Ajax Mortgage Loan Trust 2019-D A2, 3.500%, 09/25/2065	3,120,727	0.1
4,234,000	(1)	Ajax Mortgage Loan Trust 2019-F A2, 3.500%, 07/25/2059	4,264,533	0.2
2,500,000	(1)	AMMC CLO 16 Ltd. 2015-16A CR2, 2.136%, (US0003M + 1.950%), 04/14/2029	2,476,432	0.1
2,000,000	(1)	AMMC CLO XI Ltd. 2012-11A CR2, 2.086%, (US0003M + 1.900%), 04/30/2031	1,984,952	0.1
9,000,000	(1)	Apidos CLO XXII 2015-22A BR, 2.138%, (US0003M + 1.950%), 04/20/2031	9,000,801	0.4
2,700,000	(1)	Apidos CLO XXIV 2016-24A BRR, 2.238%, (US0003M + 2.050%), 10/20/2030	2,693,371	0.1
5,000,000	(1)	Apidos CLO XXXIII 2020-33A B, 2.376%, (US0003M + 2.200%), 07/24/2031	5,001,335	0.2
1,637,625	(1)	Applebee's Funding LLC / IHOP Funding LLC 2019-1A A2I, 4.194%, 06/07/2049	1,685,795	0.1
744,375	(1)	Applebee's Funding LLC / IHOP Funding LLC 2019-1A A2II, 4.723%, 06/07/2049	789,400	0.0
1,314,072	(1)	Aqua Finance Trust 2019-A A, 3.140%, 07/16/2040	1,350,652	0.1
1,100,000	(1)	Ares XLII Clo Ltd. 2017-42A C, 2.384%, (US0003M + 2.200%), 01/22/2028	1,099,999	0.0
750,000	(1)	Atrium CDO Corp. 12A CR, 1.834%, (US0003M + 1.650%), 04/22/2027	749,220	0.0
2,500,000	(1)	Atrium XIV LLC 14A A2BR, 2.304%, 08/23/2030	2,500,842	0.1
2,000,000	(1)	Babson CLO Ltd. 2018-3A C, 2.088%, (US0003M + 1.900%), 07/20/2029	1,980,712	0.1
6,000,000	(1)	Barings Clo Ltd. 2019-4A C, 2.984%, (US0003M + 2.800%), 01/15/2033	6,015,624	0.2
2,000,000	(1)	Benefit Street Partners CLO V-B Ltd. 2018-5BA B, 2.338%, (US0003M + 2.150%), 04/20/2031	1,985,060	0.1
2,760,000	(1)	Benefit Street Partners CLO X Ltd. 2016-10A BRR, 2.338%, (US0003M + 2.150%), 04/20/2034	2,744,453	0.1
1,000,000	(1)	BlueMountain CLO 2013-2A CR, 2.134%, (US0003M + 1.950%), 10/22/2030	991,489	0.0
1,000,000	(1)	BlueMountain CLO 2015-4 CR Ltd., 2.088%, (US0003M + 1.900%), 04/20/2030	988,015	0.0
1,250,000	(1)	BlueMountain CLO Ltd. 2021-28A C, 2.163%, (US0003M + 2.000%), 04/15/2034	1,244,009	0.1
3,750,000	(1)	BlueMountain CLO XXV Ltd. 2019-25A C, 2.634%, (US0003M + 2.450%), 07/15/2032	3,750,000	0.1
3,750,000	(1)	BlueMountain CLO XXV Ltd. 2019-25A CR, 2.396%, (US0003M + 2.250%), 07/15/2036	3,750,000	0.1
4,000,000	(1)	Bristol Park CLO Ltd. 2016-1A CR, 2.134%, (US0003M + 1.950%), 04/15/2029	4,000,500	0.2
750,000	(1)	Buttermilk Park CLO Ltd. 2018-1A C, 2.284%, (US0003M + 2.100%), 10/15/2031	750,062	0.0
1,500,000	(1)	Carlyle Global Market Strategies CLO 2015-3A CR Ltd., 3.034%, (US0003M + 2.850%), 07/28/2028	1,499,980	0.1
1,500,000	(1)	Carlyle US CLO 2016-4A BR Ltd., 2.288%, (US0003M + 2.100%), 10/20/2027	1,500,024	0.1
1,000,000	(1)	Cent CLO C17A BR Ltd., 2.055%, (US0003M + 1.850%), 04/30/2031	1,000,019	0.0
1,500,000	(1)	CIFC Funding 2013-IA BR Ltd., 2.584%, (US0003M + 2.400%), 07/16/2030	1,500,184	0.1
2,000,000	(1)	CIFC Funding 2014-4RA B Ltd., 2.390%, (US0003M + 2.200%), 10/17/2030	2,000,348	0.1
5,900,000	(1)	CIFC Funding 2015-4A BR2 Ltd., 2.009%, (US0003M + 1.900%), 04/20/2034	5,890,336	0.2
7,500,000	(1)	CIFC Funding 2017-2A CR Ltd., 1.978%, (US0003M + 1.850%), 04/20/2030	7,500,195	0.3
5,500,000	(1)	CIFC Funding 2019-2A CR Ltd., 2.294%, (US0003M + 2.100%), 04/17/2034	5,501,930	0.2
1,100,000		Countrywide Asset-Backed Certificates 2005-AB2 M1, 0.797%, (US0001M + 0.705%), 09/25/2035	1,090,631	0.0

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2021 (Unaudited) (Continued)

1,750,000	(1)	Cumberland Park CLO Ltd. 2015-2A CR, 1.988%, (US0003M + 1.800%), 07/20/2028	1,750,625	0.1
835,125	(1)	DB Master Finance LLC 2019-1A A23, 4.352%, 05/20/2049	925,521	0.0
442,125	(1)	DB Master Finance LLC 2019-1A A2II, 4.021%, 05/20/2049	468,445	0.0
573,000	(1)	Domino's Pizza Master Issuer LLC 2015-1A A1II, 4.474%, 10/25/2045	601,541	0.0
1,064,250	(1)	Domino's Pizza Master Issuer LLC 2017-1A A23, 4.118%, 07/25/2047	1,153,163	0.0
2,301,000	(1)	Domino's Pizza Master Issuer LLC 2018-1A A2I, 4.116%, 07/25/2048	2,411,037	0.1
3,505,625	(1)	Domino's Pizza Master Issuer LLC 2019-1A A2, 3.668%, 10/25/2049	3,806,506	0.2
2,150,500	(1)	Driven Brands Funding LLC 2019-1A A2, 4.641%, 04/20/2049	2,324,897	0.1
1,212,500	(1)	Driven Brands Funding, LLC 2018-1A A2, 4.739%, 04/20/2048	1,295,074	0.1
2,750,000	(1)	Dryden 30 Senior Loan Fund 2013-30A DR, 2.756%, (US0003M + 2.600%), 11/15/2028	2,662,561	0.1
1,750,000	(1)	Dryden 55 CLO Ltd. 2018-55A C, 2.084%, (US0003M + 1.900%), 04/15/2031	1,750,094	0.1
5,000,000	(1)	Dryden 75 CLO Ltd. 2019-75A CR2, 2.002%, (US0003M + 1.800%), 04/15/2034	4,980,150	0.2
6,000,000	(1)	Dryden 86 CLO Ltd. 2020-86A DR, 3.346%, (US0003M + 3.200%), 07/17/2034	5,999,370	0.2
1,150,000	(1)	Dryden XXV Senior Loan Fund 2012-25A DRR, 3.184%, (US0003M + 3.000%), 10/15/2027	1,147,276	0.0
3,061,863	(1)	Five Guys Holdings, Inc. 2017-1A A2, 4.600%, 07/25/2047	3,203,651	0.1
906,837	(1)	Helios Issuer, LLC 2018-1A A, 4.870%, 07/20/2048	988,068	0.0
3,235,110	(1)	Helios Issuer, LLC 2018-1A B, 7.710%, 07/20/2048	3,378,190	0.1
4,500,000	(1)	Jay Park CLO Ltd. 2016-1A BR, 2.188%, (US0003M + 2.000%), 10/20/2027	4,494,384	0.2
1,000,000	(1)	JG Wentworth XLII LLC 2018-2A B, 4.700%, 10/15/2077	1,112,047	0.0
1,600,000	(1)	Kayne CLO 10 Ltd. 2021-10A C, 1.944%, (US0003M + 1.750%), 04/23/2034	1,586,971	0.1
1,710,000	(1)	Kayne CLO I Ltd. 2018-1A CR, 1.934%, (US0003M + 1.750%), 07/15/2031	1,709,008	0.1
1,350,000	(1)	LCM XVIII L.P. 18A CR, 2.038%, (US0003M + 1.850%), 04/20/2031	1,336,775	0.1
1,000,000	(1)	LCM XX L.P. 20A-CR, 2.138%, (US0003M + 1.950%), 10/20/2027	1,000,100	0.0
2,800,000	(1)	LCM XXIV Ltd. 24A CR, 2.088%, (US0003M + 1.900%), 03/20/2030	2,791,309	0.1
891,518	(1)	LCSS Financing 2018-A A LLC, 4.700%, 12/15/2062	930,654	0.0
1,000,000	(1)	Madison Park Funding XIII Ltd. 2014-13A CR2, 2.090%, (US0003M + 1.900%), 04/19/2030	999,995	0.0
2,500,000	(1)	Madison Park Funding XIX Ltd. 2015-19A B1R2, 2.034%, (US0003M + 1.850%), 01/22/2028	2,500,355	0.1
6,000,000	(1)	Madison Park Funding XXI Ltd. 2016-21A BR, 3.034%, (US0003M + 2.850%), 10/15/2032	6,006,330	0.2
1,000,000	(1)	Magnetite VIII Ltd. 2014-8A CR2, 2.034%, (US0003M + 1.850%), 04/15/2031	999,014	0.0
1,700,000	(1)	Marlette Funding Trust 2018-4A C, 4.910%, 12/15/2028	1,725,085	0.1
1,700,000	(1)	Marlette Funding Trust 2019-1A B, 3.940%, 04/16/2029	1,720,964	0.1
2,000,000	(1)	Marlette Funding Trust 2019-2A C, 4.110%, 07/16/2029	2,045,865	0.1
4,050,000	(1)	Marlette Funding Trust 2019-3A C, 3.790%, 09/17/2029	4,126,671	0.2
1,950,000	(1)	Marlette Funding Trust 2019-4A B, 2.950%, 12/17/2029	1,982,211	0.1
1,600,000	(1)	Marlette Funding Trust 2020-1A C, 2.800%, 03/15/2030	1,631,908	0.1
2,107,921	(1)	Mill City Solar Loan 2019-2GS A Ltd., 3.690%, 07/20/2043	2,240,232	0.1
761,195	(1)	Mosaic Solar Loan Trust 2018-1A A, 4.010%, 06/22/2043	821,930	0.0
1,858,811	(1)	Mosaic Solar Loan Trust 2018-2-GS B, 4.740%, 02/22/2044	1,980,750	0.1
1,705,257	(1)	Mosaic Solar Loan Trust 2019-1A A, 4.370%, 12/21/2043	1,876,109	0.1
691,929	(1)	Mosaic Solar Loan Trust 2019-2A A, 2.880%, 09/20/2040	727,994	0.0
1,360,107	(1)	Mosaic Solar Loans 2017-2A A LLC, 3.820%, 06/22/2043	1,447,090	0.1

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2021 (Unaudited) (Continued)

12,500,000	(1)	Neuberger Berman CLO XX Ltd. 2015-20A ARR, 1.306%, (US0003M + 1.160%), 07/15/2034	12,510,200	0.5
3,500,000	(1)	Neuberger Berman Loan Advisers CLO 24 Ltd. 2017-24A CR, 2.140%, (US0003M + 1.950%), 04/19/2030	3,500,539	0.1
7,700,000	(1)	Neuberger Berman Loan Advisers CLO 30 Ltd. 2018-30A CR, 1.938%, (US0003M + 1.750%), 01/20/2031	7,680,688	0.3
2,300,000	(1)	Neuberger Berman Loan Advisers CLO 33 Ltd. 2019-33A C, 2.634%, (US0003M + 2.450%), 10/16/2032	2,302,781	0.1
6,000,000	(1)	Oaktree CLO Ltd. 2021-1A C, 2.096%, (US0003M + 1.950%), 07/15/2034	6,000,606	0.2
2,500,000	(1)	Oaktree CLO Ltd. 2021-1A D, 3.396%, (US0003M + 3.250%), 07/15/2034	2,503,775	0.1
700,000	(1)	Ocean Trails CLO IV 2013-4A DR, 3.160%, (US0003M + 3.000%), 08/13/2025	700,237	0.0
3,550,000	(1)	Octagon Investment Partners 30 Ltd. 2017-1A BR, 2.138%, (US0003M + 1.950%), 03/17/2030	3,535,594	0.1
7,470,000	(1)	Octagon Investment Partners 31 Ltd. 2017-1A CR, 2.238%, (US0003M + 2.050%), 07/20/2030	7,462,388	0.3
4,500,000	(1)	Octagon Investment Partners 32 Ltd. 2017-1A CR, 2.234%, (US0003M + 2.050%), 07/15/2029	4,500,072	0.2
600,000	(1)	Octagon Investment Partners 33 Ltd. 2017-1A B, 2.038%, (US0003M + 1.850%), 01/20/2031	599,658	0.0
3,250,000	(1)	Octagon Investment Partners 48 Ltd. 2020-3A B, 2.038%, (US0003M + 1.850%), 10/20/2031	3,257,628	0.1
1,500,000	(1)	OHA Credit Funding 3 Ltd. 2019-3A C, 2.638%, (US0003M + 2.450%), 07/20/2032	1,500,000	0.1
1,500,000	(1)	OHA Credit Funding 9 Ltd. 2021-9A C, 2.046%, (US0003M + 1.900%), 07/19/2035	1,501,499	0.1
3,000,000	(1)	Palmer Square Loan Funding 2018-4 D Ltd., 4.406%, (US0003M + 4.250%), 11/15/2026	2,996,562	0.1
4,250,000	(1)	Palmer Square Loan Funding 2021-2A C Ltd., 2.546%, (US0003M + 2.400%), 05/20/2029	4,249,919	0.2
412,862	(4)	Popular ABS Mortgage Pass-Through Trust 2005-D A5, 3.635%, 01/25/2036	417,446	0.0
2,413,250	(1)	Primose Funding LLC 2019-1A A2, 4.475%, 07/30/2049	2,511,605	0.1
1,100,000	(1)	Recette Clo Ltd. 2015-1A CRR, 1.938%, (US0003M + 1.750%), 04/20/2034	1,096,387	0.0
2,050,000	(1)	Rockland Park CLO Ltd. 2021-1A C, 2.046%, (US0003M + 1.900%), 04/20/2034	2,050,718	0.1
3,270,000	(1)	Shackleton 2019-15A CR CLO Ltd., 2.334%, (US0003M + 2.150%), 01/15/2032	3,253,993	0.1
1,985,000	(1)	Sofi Consumer Loan Program 2018-1 C Trust, 3.970%, 02/25/2027	2,030,157	0.1
2,050,000	(1)	Sofi Consumer Loan Program 2018-2 C Trust, 4.250%, 04/26/2027	2,113,116	0.1
3,000,000	(1)	SoFi Consumer Loan Program 2018-4 D Trust, 4.760%, 11/26/2027	3,110,601	0.1
2,750,000	(1)	SoFi Consumer Loan Program 2019-1 D Trust, 4.420%, 02/25/2028	2,839,755	0.1
3,000,000	(1)	SoFi Consumer Loan Program 2019-2 D Trust, 4.200%, 04/25/2028	3,107,731	0.1
4,000,000	(1)	SoFi Consumer Loan Program 2019-3 D Trust, 3.890%, 05/25/2028	4,135,628	0.2
2,000,000	(1)	SoFi Consumer Loan Program 2019-4 C Trust, 2.840%, 08/25/2028	2,053,100	0.1
600,000	(1)	SoFi Consumer Loan Program 2019-4 D Trust, 3.480%, 08/25/2028	613,880	0.0
2,100,000	(1)	SoFi Consumer Loan Program 2020-1 C Trust, 2.500%, 01/25/2029	2,135,012	0.1
1,200,000	(1)	SoFi Consumer Loan Program 2020-1 D Trust, 2.940%, 01/25/2029	1,216,403	0.1
1,928,875	(1)	Sonic Capital LLC 2020-1A A2I, 3.845%, 01/20/2050	2,044,677	0.1
2,450,000	(1)	Sound Point CLO XXIX Ltd. 2021-1A C1, 2.440%, (US0003M + 2.300%), 04/25/2034	2,451,257	0.1
5,700,000	(1)	Sound Point Clo XIV Ltd. 2016-3A CR, 2.223%, (US0003M + 2.050%), 01/23/2029	5,681,623	0.2

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2021 (Unaudited) (Continued)

5,006,460	(1)	Sunnova Sol Issuer LLC 2020-1A A, 3.350%, 02/01/2055	5,246,640	0.2
1,887,586	(1)	Sunrun Athena Issuer 2018-1 A LLC, 5.310%, 04/30/2049	2,112,699	0.1
3,705,415	(1)	Sunrun Atlas Issuer 2019-2 A LLC, 3.610%, 02/01/2055	3,956,009	0.2
1,072,500	(1)	Taco Bell Funding LLC 2018-1A A2II, 4.940%, 11/25/2048	1,213,787	0.1
1,000,000	(1)	TCI-Flatiron Clo 2017-1A C Ltd., 2.006%, (US0003M + 1.850%), 11/18/2030	1,000,003	0.0
2,250,000	(1)	TCI-Flatiron Clo 2018-1A CR Ltd., 1.927%, (US0003M + 1.750%), 01/29/2032	2,250,925	0.1
4,100,000	(1)	TCW CLO 2020-1A DRR Ltd., 3.546%, (US0003M + 3.400%), 04/20/2034	4,100,049	0.2
3,100,000	(1)	TCW CLO 2021-1A C Ltd., 2.009%, (US0003M + 1.900%), 03/18/2034	3,094,959	0.1
3,000,000	(1)	TCW CLO 2021-2A D Ltd., 3.396%, (US0003M + 3.250%), 07/25/2034	3,000,000	0.1
4,000,000	(1)	TES 2017-2A B LLC, 6.990%, 02/20/2048	3,961,752	0.2
3,450,000	(1)	TES LLC 2017-1A B, 7.740%, 10/20/2047	3,418,221	0.1
2,000,000	(1)	THL Credit Wind River 2014-1 CRR CLO Ltd., 2.140%, (US0003M + 1.950%), 07/18/2031	1,984,340	0.1
1,000,000	(1)	THL Credit Wind River 2016-1A CR CLO Ltd., 2.284%, (US0003M + 2.100%), 07/15/2028	1,000,053	0.0
2,000,000	(1),(4)	Towd Point Mortgage Trust 2015-6 M2, 3.750%, 04/25/2055	2,108,811	0.1
2,500,000	(1),(4)	Towd Point Mortgage Trust 2017-6 A2, 3.000%, 10/25/2057	2,638,530	0.1
1,500,000	(1)	Upland CLO Ltd. 2016-1A BR, 2.038%, (US0003M + 1.850%), 04/20/2031	1,500,060	0.1
1,795,000	(1)	Venture XX CLO Ltd. 2015-20A CR, 2.084%, (US0003M + 1.900%), 04/15/2027	1,795,303	0.1
4,000,000	(1)	Venture XXVII CLO Ltd. 2017-27A CR, 2.488%, (US0003M + 2.300%), 07/20/2030	3,981,120	0.2
965,000	(1)	Wendy's Funding LLC 2018-1A A2II, 3.884%, 03/15/2048	1,030,791	0.0
3,213,000	(1)	Wendy's Funding LLC 2019-1A A2I, 3.783%, 06/15/2049	3,444,539	0.1
2,000,000	(1)	West CLO 2014-2A BR Ltd., 1.934%, (US0003M + 1.750%), 01/16/2027	2,000,144	0.1
			341,545,520	13.5

		Student Loan Asset-Backed Securities: 1.0%
117,017	(1)	Commonbond Student Loan Trust 2018-CGS C, 4.350%, 02/25/2046	120,171	0.0
86,800	(1)	Earnest Student Loan Program, LLC 2017-A C, 4.130%, 01/25/2041	87,095	0.0
539,339	(1)	ELFI Graduate Loan Program 2018-A B LLC, 4.000%, 08/25/2042	551,003	0.0
1,364,447	(1),(4)	ELFI Graduate Loan Program 2019-A B LLC, 2.940%, 03/25/2044	1,392,293	0.1
1,092,294	(1)	Laurel Road Prime Student Loan Trust 2018-B BFX, 3.720%, 05/26/2043	1,100,410	0.1
4,000,000	(1)	SMB Private Education Loan Trust 2014-A C, 4.500%, 09/15/2045	3,870,264	0.2
1,000,000	(1)	SMB Private Education Loan Trust 2017-A B, 3.500%, 06/17/2041	1,039,511	0.0
2,250,000	(1),(4)	SoFi Professional Loan Program 2017-A B LLC, 3.440%, 03/26/2040	2,340,463	0.1
1,000,000	(1),(4)	SoFi Professional Loan Program 2017-A C, 4.430%, 03/26/2040	1,059,504	0.1
1,000,000	(1),(4)	SoFi Professional Loan Program 2017-C C, 4.210%, 07/25/2040	1,041,866	0.0
1,000,000	(1)	SoFi Professional Loan Program 2017-E C LLC, 4.160%, 11/26/2040	1,047,928	0.0
1,000,000	(1)	Sofi Professional Loan Program 2018-D BFX Trust, 4.140%, 02/25/2048	1,045,544	0.0
2,000,000	(1)	Sofi Professional Loan Program 2019-B BFX LLC, 3.730%, 08/17/2048	2,078,843	0.1
3,000,000	(1)	Sofi Professional Loan Program 2019-C BFX LLC, 3.050%, 11/16/2048	3,035,127	0.1
4,400,000	(1)	SoFi Professional Loan Program 2020-B BFX Trust, 2.730%, 05/15/2046	4,342,452	0.2
			24,152,474	1.0

	Total Asset-Backed Securities
	(Cost $400,786,099)		406,304,302	16.1

COMMERCIAL MORTGAGE-BACKED SECURITIES: 18.5%
5,000,000	(1)	Alen 2021-ACEN E Mortgage Trust, 4.073%, (US0001M + 4.000%), 04/15/2034	5,062,113	0.2
1,290,000	(1),(7)	BAMLL Re-REMIC Trust 2015-FRR11 CK25, 0.000%, 09/27/2045	1,235,606	0.1

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2021 (Unaudited) (Continued)

6,700,000	(1)	BANK 2017-BNK4 E, 3.357%, 05/15/2050	4,390,803	0.2
5,320,000	(1),(4),(6)	BANK 2017-BNK4 XE, 1.624%, 05/15/2050	385,780	0.0
4,380,000	(1)	BANK 2017-BNK6 D, 3.100%, 07/15/2060	4,025,665	0.2
1,600,000	(1),(4)	BANK 2017-BNK6 E, 2.785%, 07/15/2060	929,557	0.0
16,600,000	(1),(4),(6)	BANK 2017-BNK6 XE, 1.500%, 07/15/2060	1,298,933	0.1
50,839,438	(4),(6)	BANK 2019-BN17 XA, 1.183%, 04/15/2052	3,512,075	0.1
10,202,018	(4),(6)	BANK 2019-BNK16 XA, 1.119%, 02/15/2052	608,459	0.0
29,222,469	(4),(6)	BANK 2019-BNK19 XA, 1.092%, 08/15/2061	1,952,163	0.1
58,422,971	(4),(6)	BANK 2019-BNK22 XA, 0.716%, 11/15/2062	2,577,125	0.1
4,590,000	(1)	BANK 2020-BNK25 D, 2.500%, 01/15/2063	4,205,610	0.2
10,805,000	(4),(6)	BBCMS Trust 2021-C10 XA, 1.434%, 07/15/2054	1,088,258	0.0
103,886,084	(4),(6)	Benchmark 2018-B7 XA Mortgage Trust, 0.596%, 05/15/2053	2,630,136	0.1
53,063,088	(4),(6)	Benchmark 2019-B10 XA Mortgage Trust, 1.390%, 03/15/2062	4,010,084	0.2
42,285,000	(1),(4),(6)	Benchmark 2019-B10 XB Mortgage Trust, 1.062%, 03/15/2062	2,793,926	0.1
43,739,345	(4),(6)	Benchmark 2019-B12 XA Mortgage Trust, 1.202%, 08/15/2052	2,729,261	0.1
3,090,000	(1)	Benchmark 2019-B9 D Mortgage Trust, 3.000%, 03/15/2052	2,900,322	0.1
7,330,000	(1),(4),(6)	Benchmark 2019-B9 XD Mortgage Trust, 2.168%, 03/15/2052	992,820	0.0
2,440,000	(1)	Benchmark 2020-B18 AGNE Mortgage Trust, 3.759%, 07/15/2053	2,504,018	0.1
1,741,000	(1)	Benchmark 2020-B18 AGNF Mortgage Trust, 4.139%, 07/15/2053	1,770,798	0.1
17,494,046	(4),(6)	Benchmark 2021-B24 XA Mortgage Trust, 1.274%, 03/15/2054	1,528,584	0.1
2,653,000	(1),(7)	BMD2 Re-Remic Trust 2019-FRR1 3AB, 0.000%, 05/25/2052	2,012,707	0.1
8,069,000	(1),(4)	BMD2 Re-Remic Trust 2019-FRR1 5B13, 2.210%, 05/25/2052	7,142,552	0.3
3,002,000	(1),(4)	BMD2 Re-Remic Trust 2019-FRR1 6B10, 2.525%, 05/25/2052	2,743,220	0.1
4,500,000	(1)	BPR Trust 2021-WILL D, 5.073%, (US0001M + 5.000%), 06/15/2038	4,524,261	0.2
3,710,000	(1),(4)	BX Trust 2019-OC11 E, 4.076%, 12/09/2041	3,885,640	0.2
2,500,000	(1)	BX Trust 2020-BXLP C, 1.900%, (US0001M + 1.800%), 06/15/2038	2,508,473	0.1
3,000,000	(1)	BX Trust 2021-SOAR E, 2.450%, (US0001M + 2.350%), 06/15/2038	3,011,674	0.1
4,990,000	(1),(4)	CALI Mortgage Trust 2019-101C E, 4.469%, 03/10/2039	5,060,031	0.2
92,014,602	(4),(6)	Cantor Commercial Real Estate Lending 2019-CF1 XA, 1.300%, 05/15/2052	6,357,289	0.3
40,314,280	(4),(6)	Cantor Commercial Real Estate Lending 2019-CF2 XA, 1.368%, 11/15/2052	3,147,957	0.1
7,370,796	(4),(6)	CD 2016-CD1 Mortgage Trust XA, 1.527%, 08/10/2049	423,706	0.0
14,660,000	(1),(4),(6)	CD 2016-CD1 Mortgage Trust XB, 0.843%, 08/10/2049	493,873	0.0
5,060,000	(1)	CGDB Commercial Mortgage Trust 2019-MOB E, 2.073%, (US0001M + 2.000%), 11/15/2036	5,055,828	0.2
4,640,000	(1)	CGDB Commercial Mortgage Trust 2019-MOB F, 2.623%, (US0001M + 2.550%), 11/15/2036	4,609,661	0.2
1,000,000	(1),(4)	Citigroup Commercial Mortgage Trust 2013-GC17 D, 5.260%, 11/10/2046	927,882	0.0
4,126,000	(1),(4)	Citigroup Commercial Mortgage Trust 2014-GC19 E, 4.762%, 03/10/2047	4,213,671	0.2
6,030,000	(1),(4)	Citigroup Commercial Mortgage Trust 2014-GC19 F, 3.665%, 03/10/2047	3,820,396	0.2
2,130,000	(1),(4)	Citigroup Commercial Mortgage Trust 2016-C2 E, 4.582%, 08/10/2049	1,658,301	0.1
12,040,000	(1),(4)	Citigroup Commercial Mortgage Trust 2016-P4 E, 4.878%, 07/10/2049	8,365,801	0.3
5,790,000	(1),(4)	Citigroup Commercial Mortgage Trust 2016-P4 F, 4.878%, 07/10/2049	3,348,893	0.1
3,080,000	(1)	Citigroup Commercial Mortgage Trust 2016-P5 D, 3.000%, 10/10/2049	2,529,731	0.1
26,435,024	(4),(6)	Citigroup Commercial Mortgage Trust 2017-C4 XA, 1.231%, 10/12/2050	1,285,982	0.1
33,900,442	(4),(6)	Citigroup Commercial Mortgage Trust 2019-C7 XA, 1.003%, 12/15/2072	2,113,320	0.1
40,845,337	(4),(6)	Citigroup Commercial Mortgage Trust 2019-GC41 XA, 1.186%, 08/10/2056	2,732,157	0.1
3,000,000	(4)	COMM 2012-CCRE2 C Mortgage Trust, 4.992%, 08/15/2045	3,003,812	0.1
10,656,761	(4),(6)	COMM 2012-CR3 XA, 1.997%, 10/15/2045	135,541	0.0
845,860	(4),(6)	COMM 2012-CR4 XA, 1.841%, 10/15/2045	13,935	0.0
6,602,966	(1),(4),(6)	COMM 2012-LTRT XA, 1.003%, 10/05/2030	43,611	0.0

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2021 (Unaudited) (Continued)

1,670,000	(1),(4)	COMM 2013-CR10 E Mortgage Trust, 5.064%, 08/10/2046	1,648,295	0.1
3,460,000	(1),(4)	COMM 2013-CR10 F Mortgage Trust, 5.064%, 08/10/2046	3,139,958	0.1
5,070,000	(1),(4)	COMM 2013-GAM F, 3.531%, 02/10/2028	4,640,227	0.2
2,200,000	(1),(4)	COMM 2013-LC6 D Mortgage Trust, 4.453%, 01/10/2046	2,178,359	0.1
10,761,104	(4),(6)	COMM 2016-COR1 XA, 1.535%, 10/10/2049	565,120	0.0
2,593,528	(4),(6)	COMM 2016-CR28 XA, 0.781%, 02/10/2049	65,460	0.0
21,213,754	(4),(6)	COMM 2017-COR2 XA, 1.309%, 09/10/2050	1,271,050	0.1
3,500,000	(1),(4)	COMM 2020-CBM F Mortgage Trust, 3.754%, 02/10/2037	3,298,766	0.1
1,430,000	(4)	CSAIL 2015-C2 C Commercial Mortgage Trust, 4.327%, 06/15/2057	1,339,942	0.1
2,760,000	(1)	CSWF 2018-TOP F, 2.823%, (US0001M + 2.750%), 08/15/2035	2,764,378	0.1
710,000	(1)	CSWF 2021-SOP2 D, 2.390%, (US0001M + 2.317%), 06/15/2034	709,787	0.0
1,790,000	(1)	CSWF 2021-SOP2 E, 3.440%, (US0001M + 3.367%), 06/15/2034	1,792,506	0.1
4,800,000	(1),(4)	DBJPM 16-C3 F Mortgage Trust, 4.381%, 08/10/2049	3,147,749	0.1
2,018,684	(1),(4)	DBUBS 2011-LC1A F Mortgage Trust, 6.091%, 11/10/2046	2,015,494	0.1
4,221,872	(1)	DBUBS 2011-LC2A F Mortgage Trust, 3.742%, (US0001M + 3.650%), 07/10/2044	3,419,716	0.1
2,300,000	(1),(4)	DBUBS 2017-BRBK E Mortgage Trust, 3.648%, 10/10/2034	2,367,865	0.1
5,000,000	(1)	DBWF 2018-GLKS D Mortgage Trust, 2.493%, (US0001M + 2.400%), 12/19/2030	5,010,215	0.2
1,570,000	(1),(4)	Fontainebleau Miami Beach Trust 2019-FBLU F, 4.095%, 12/10/2036	1,599,102	0.1
20,161,115	(4),(6)	Freddie Mac Multifamily Structured Pass Through Certificates K109 X1, 1.699%, 04/25/2030	2,414,872	0.1
1,426,435	(4),(6)	Freddie Mac Multifamily Structured Pass Through Certificates K715 X3, 3.954%, 02/25/2041	31,118	0.0
31,096,086	(4),(6)	Freddie Mac Multifamily Structured Pass Through Certificates KLU3 X1, 2.080%, 01/25/2031	4,306,550	0.2
3,379,753	(1)	FREMF 2018-KBF2 C Mortgage Trust, 4.586%, (US0001M + 4.500%), 10/25/2025	3,387,118	0.1
3,300,000	(1)	FREMF 2019-KBF3 C Mortgage Trust, 4.836%, (US0001M + 4.750%), 01/25/2029	3,334,046	0.1
14,878,000	(1),(7)	FREMF 2019-KG01 C Mortgage Trust, 0.000%, 05/25/2029	9,024,230	0.4
189,907,287	(1),(6)	FREMF 2019-KG01 X2A Mortgage Trust, 0.100%, 04/25/2029	883,525	0.0
21,120,000	(1),(6)	FREMF 2019-KG01 X2B Mortgage Trust, 0.100%, 05/25/2029	124,980	0.0
600,520	(1),(6)	FREMF Mortgage Trust 2012-K17 X2A, 0.100%, 12/25/2044	68	0.0
2,000,000	(1),(4)	FRR Re-REMIC Trust 2018-C1 B725, 3.012%, 02/27/2050	2,012,105	0.1
1,268,740	(1),(4),(8)	FRR Re-REMIC Trust 2018-C1 C725, 0.000%, 02/27/2050	1,156,334	0.0
4,008,000	(1),(4)	Grace Trust 2020-GRCE E, 2.769%, 12/10/2040	3,846,171	0.2
2,000,000	(1)	GS Mortgage Securities Corp. II 2018-RIVR F, 2.173%, (US0001M + 2.100%), 07/15/2035	1,853,647	0.1
3,080,000	(4)	GS Mortgage Securities Trust 2012-GCJ7 C, 5.786%, 05/10/2045	3,170,052	0.1
15,518,000	(1),(4)	GS Mortgage Securities Trust 2012-GCJ7 E, 5.000%, 05/10/2045	12,155,288	0.5
1,330,000	(1)	GS Mortgage Securities Trust 2013-GC16 G, 3.500%, 11/10/2046	732,247	0.0
15,361,422	(4),(6)	GS Mortgage Securities Trust 2019-GC38 XA, 1.120%, 02/10/2052	960,831	0.0
4,830,000	(1),(4)	GS Mortgage Securities Trust 2019-GC40 DBD, 3.668%, 07/10/2052	4,927,000	0.2
3,710,000	(1),(4)	GS Mortgage Securities Trust 2019-GC40 DBE, 3.668%, 07/10/2052	3,709,610	0.1
40,940,176	(4),(6)	GS Mortgage Securities Trust 2019-GC40 XA, 1.226%, 07/10/2052	2,806,551	0.1
84,509,907	(4),(6)	GS Mortgage Securities Trust 2019-GSA1 XA, 0.956%, 11/10/2052	5,032,582	0.2
4,460,000	(1),(4)	GS Mortgage Securities Trust 2020-GC45 SWC, 3.326%, 12/13/2039	4,417,043	0.2
180,000	(1),(4)	IMT Trust 2017-APTS EFX, 3.613%, 06/15/2034	182,610	0.0
1,405,000	(4)	JPMBB Commercial Mortgage Securities Trust 2014-C21 C, 4.803%, 08/15/2047	1,488,054	0.1

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2021 (Unaudited) (Continued)

46,343,050	(4),(6)	JPMBB Commercial Mortgage Securities Trust 2015-C27 XA, 1.291%, 02/15/2048	1,651,791	0.1
49,399,737	(4),(6)	JPMBB Commercial Mortgage Securities Trust 2015-C28 XA, 1.106%, 10/15/2048	1,395,745	0.1
1,800,000	(1)	JP Morgan Chase Commercial Mortgage Securities Corp. 2019-BKWD E, 2.673%, (US0001M + 2.600%), 09/15/2029	1,783,946	0.1
100,000	(1)	JP Morgan Chase Commercial Mortgage Securities Corp. 2021-MHC E, 2.523%, (US0001M + 2.450%), 04/15/2038	100,498	0.0
6,150,000	(1),(4)	JP Morgan Chase Commercial Mortgage Securities Trust 2011-C4 F, 3.873%, 07/15/2046	6,115,481	0.2
5,000,000	(1),(4)	JP Morgan Chase Commercial Mortgage Securities Trust 2011-C4 G, 3.873%, 07/15/2046	4,962,224	0.2
2,845,000	(1),(4)	JP Morgan Chase Commercial Mortgage Securities Trust 2011-C5 D, 5.611%, 08/15/2046	2,557,398	0.1
3,405,457	(4),(6)	JP Morgan Chase Commercial Mortgage Securities Trust 2012-CIBX XA, 1.543%, 06/15/2045	13,287	0.0
2,000,000	(4)	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C10 D, 4.240%, 12/15/2047	2,026,981	0.1
5,500,000	(1),(4)	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C10 E, 3.500%, 12/15/2047	4,718,827	0.2
3,630,000	(1),(4)	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C13 E, 3.986%, 01/15/2046	3,585,579	0.1
7,470,000	(1),(4)	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C13 F, 3.986%, 01/15/2046	5,810,734	0.2
5,910,000	(1),(4)	JP Morgan Chase Commercial Mortgage Securities Trust 2018-WPT FFX, 5.542%, 07/05/2033	6,037,228	0.2
5,440,000	(1)	JP Morgan Chase Commercial Mortgage Securities Trust 2019-MFP E, 2.233%, (US0001M + 2.160%), 07/15/2036	5,379,773	0.2
3,810,000	(1),(4)	JP Morgan Chase Commercial Mortgage Securities Trust 2020-LOOP E, 3.990%, 12/05/2038	3,747,988	0.1
3,640,000	(1),(4)	JP Morgan Chase Commercial Mortgage Securities Trust 2020-LOOP F, 3.990%, 12/05/2038	3,410,069	0.1
1,000,000	(1),(4)	JPMBB Commercial Mortgage Securities Trust 2013-C15 D, 5.369%, 11/15/2045	1,032,738	0.0
2,549,000	(1),(4)	JPMBB Commercial Mortgage Securities Trust 2013-C17 D, 5.048%, 01/15/2047	2,565,840	0.1
9,560,000	(1),(4)	JPMBB Commercial Mortgage Securities Trust 2013-C17 E, 3.867%, 01/15/2047	8,114,055	0.3
2,200,000	(1),(4)	JPMBB Commercial Mortgage Securities Trust 2013-C17 F, 3.867%, 01/15/2047	1,744,461	0.1
1,800,000	(1)	Life 2021-BMR F Mortgage Trust, 2.423%, (US0001M + 2.350%), 03/15/2038	1,810,132	0.1
12,633,718	(1),(4),(6)	LSTAR Commercial Mortgage Trust 2017-5 X, 1.139%, 03/10/2050	347,242	0.0
4,472,490	(1)	MBRT 2019-MBR H1, 4.073%, (US0001M + 4.000%), 11/15/2036	4,465,412	0.2
1,900,000		Mello Mortgage Capital Acceptance 2021-MTG3, 2.500%, 07/01/2051	1,883,647	0.1
2,396,000	(1)	MF1 Multifamily Housing Mortgage Loan Trust 2021-FL5 D, 2.625%, (US0001M + 2.500%), 07/15/2036	2,396,755	0.1
6,960,000	(1)	MHC Commercial Mortgage Trust 2021-MHC F, 2.674%, (US0001M + 2.601%), 04/15/2038	6,994,736	0.3
6,737,000	(1)	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C13 F, 3.707%, 11/15/2046	4,888,486	0.2
11,026,158	(4),(6)	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C13 XA, 1.113%, 11/15/2046	204,898	0.0
13,208,076	(4),(6)	Morgan Stanley Bank of America Merrill Lynch Trust 2014 C19 XA, 1.129%, 12/15/2047	363,900	0.0

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2021 (Unaudited) (Continued)

5,649,000	(1)	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C18 D, 3.389%, 10/15/2047	5,131,544	0.2
1,000,000	(4)	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C20 C, 4.606%, 02/15/2048	1,051,384	0.0
5,390,000		Morgan Stanley Bank of America Merrill Lynch Trust 2015-C25 D, 3.068%, 10/15/2048	5,304,636	0.2
560,000	(1)	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C26 D, 3.060%, 10/15/2048	548,587	0.0
15,412,758	(4),(6)	Morgan Stanley Bank of America Merrill Lynch Trust 2017-C34 XA, 0.923%, 11/15/2052	613,300	0.0
5,970,000	(1)	Morgan Stanley Capital I Trust 2011-C1 K, 4.193%, 09/15/2047	895,500	0.0
4,268,000	(1)	Morgan Stanley Capital I Trust 2011-C1 L, 4.193%, 09/15/2047	426,800	0.0
2,021,315	(1)	Morgan Stanley Capital I Trust 2011-C1 M, 4.193%, 09/15/2047	101,130	0.0
4,841,000	(1),(4)	Morgan Stanley Capital I Trust 2016-BNK2 D, 3.000%, 11/15/2049	4,271,570	0.2
25,660,000	(1),(4),(6)	Morgan Stanley Capital I Trust 2018-L1 XD, 1.954%, 10/15/2051	3,046,140	0.1
910,000		Morgan Stanley Capital I, Inc. 2017-HR2 D, 2.730%, 12/15/2050	814,479	0.0
38,185,367	(4),(6)	Morgan Stanley Capital I, Inc. 2017-HR2 XA, 0.924%, 12/15/2050	1,607,990	0.1
13,000,000	(1)	Prima Capital CRE Securitization 2019-7A D Ltd., 4.250%, 12/25/2050	12,438,352	0.5
790,000	(1)	Prima Capital CRE Securitization 2019-RK1 CD Ltd., 3.500%, 04/15/2038	789,356	0.0
10,151,000	(1)	Prima Capital CRE Securitization 2019-RK1 DD Ltd., 3.500%, 04/15/2038	10,075,690	0.4
5,310,000	(1),(4)	ReadyCap Commercial Mortgage Trust 2018-4 D, 5.264%, 02/27/2051	4,814,588	0.2
1,000,000	(1),(4)	UBS Commercial Mortgage Trust 2017-C5, 4.456%, 11/15/2050	971,663	0.0
26,162,674	(4),(6)	UBS Commercial Mortgage Trust 2019-C16 XA, 1.722%, 04/15/2052	2,443,348	0.1
1,900,000	(1),(4)	UBS-Barclays Commercial Mortgage Trust 2012-C4 D, 4.616%, 12/10/2045	1,404,633	0.1
3,240,000	(1),(4)	UBS-Barclays Commercial Mortgage Trust 2012-C4 E, 4.616%, 12/10/2045	1,869,496	0.1
3,596,000	(1),(4)	Wells Fargo Commercial Mortgage Trust 2015-C30 D, 4.648%, 09/15/2058	3,721,634	0.1
5,940,000	(1)	Wells Fargo Commercial Mortgage Trust 2015-NXS3 D, 3.153%, 09/15/2057	5,827,884	0.2
78,780,000	(4),(6)	Wells Fargo Commercial Mortgage Trust 2016-NXS6 XB, 0.629%, 11/15/2049	2,220,658	0.1
20,353,236	(4),(6)	Wells Fargo Commercial Mortgage Trust 2017-C40 XA, 1.085%, 10/15/2050	905,379	0.0
39,570,185	(4),(6)	Wells Fargo Commercial Mortgage Trust 2019-C52 XA, 1.760%, 08/15/2052	4,053,281	0.2
2,500,000	(1)	Wells Fargo Commercial Mortgage Trust 2021-C59 C, 2.500%, 04/15/2054	2,120,926	0.1
19,418,285	(4),(6)	Wells Fargo Commercial Mortgage Trust 2021-C59 E, 1.689%, 04/15/2054	2,314,394	0.1
9,230,000	(1),(4)	WFRBS Commercial Mortgage Trust 2013-C11 E, 4.383%, 03/15/2045	7,959,406	0.3
10,350,000	(1)	WFRBS Commercial Mortgage Trust 2013-C12 E, 3.500%, 03/15/2048	9,118,733	0.4
5,950,000	(1)	WFRBS Commercial Mortgage Trust 2013-C12 F, 3.500%, 03/15/2048	5,017,216	0.2
3,482,748	(1),(4),(6)	WFRBS Commercial Mortgage Trust 2013-C12 XA, 1.257%, 03/15/2048	50,492	0.0
9,000,000	(1),(4)	WFRBS Commercial Mortgage Trust 2013-C17 D, 5.201%, 12/15/2046	9,062,206	0.4
760,000	(1)	WFRBS Commercial Mortgage Trust 2013-C17 E, 3.500%, 12/15/2046	655,156	0.0
3,000,000	(1)	WFRBS Commercial Mortgage Trust 2013-C17 F, 3.500%, 12/15/2046	2,299,815	0.1
2,000,000	(4)	WFRBS Commercial Mortgage Trust 2014-C21 C, 4.234%, 08/15/2047	2,062,811	0.1
7,735,000	(1),(4)	West Town Mall Trust 2017-KNOX E, 4.491%, 07/05/2030	7,403,782	0.3
1,500,000	(1),(4)	WFLD 2014-MONT D Mortgage Trust, 3.880%, 08/10/2031	1,146,759	0.0

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2021 (Unaudited) (Continued)

355,150	(1),(4),(6)	WFRBS Commercial Mortgage Trust 2012-C8 XA, 1.941%, 08/15/2045	3,637	0.0
2,745,349	(1),(4),(6)	WFRBS Commercial Mortgage Trust 2012-C9 XA, 2.025%, 11/15/2045	47,043	0.0
960,000	(1),(4)	WFRBS Commercial Mortgage Trust 2013-C11 F, 4.383%, 03/15/2045	748,479	0.0
25,543,848	(4),(6)	WFRBS Commercial Mortgage Trust 2013-UBS1 XA, 1.122%, 03/15/2046	488,069	0.0

	Total Commercial Mortgage-Backed Securities
	(Cost $485,472,718)		467,190,419	18.5

U.S. TREASURY OBLIGATIONS: 0.7%
		U.S. Treasury Bonds: 0.2%
1,000		1.250%,05/15/2050	817	0.0
7,900		1.625%,11/15/2050	7,097	0.0
4,372,000		1.875%,02/15/2051	4,173,894	0.2
			4,181,808	0.2

		U.S. Treasury Notes: 0.5%
1,558,000		0.125%,05/31/2023	1,554,774	0.1
3,600,000		0.250%,06/15/2024	3,578,203	0.1
858,000		0.375%,09/30/2027	819,859	0.0
7,097,000		0.875%,06/30/2026	7,093,951	0.3
7,000		1.125%,02/15/2031	6,797	0.0
748,000		1.250%,06/30/2028	749,227	0.0
			13,802,811	0.5

	Total U.S. Treasury Obligations
	(Cost $17,769,531)		17,984,619	0.7

SOVEREIGN BONDS: 3.3%
368,192	(5)	Argentine Republic Government International Bond, 0.125% (Step Rate @ 0.500% on 07/09/2021), 07/09/2030	132,811	0.0
674,557	(5)	Argentine Republic Government International Bond, 0.125% (Step Rate @ 1.125% on 07/09/2021), 07/09/2035	215,190	0.0
44,281		Argentine Republic Government International Bond, 1.000%, 07/09/2029	16,879	0.0
1,700,000		Brazilian Government International Bond, 3.875%, 06/12/2030	1,717,255	0.1
475,000		Brazilian Government International Bond, 6.000%, 04/07/2026	555,686	0.0
2,425,000		Colombia Government International Bond, 3.250%, 04/22/2032	2,381,253	0.1
2,700,000		Colombia Government International Bond, 3.875%, 04/25/2027	2,872,341	0.1
EUR 1,875,000		Croatia Government International Bond, 1.125%, 06/19/2029	2,290,397	0.1
800,000		Croatia Government International Bond, 5.500%, 04/04/2023	869,530	0.0
2,825,000	(1)	Dominican Republic International Bond, 4.500%, 01/30/2030	2,895,653	0.1
500,000		Dominican Republic International Bond, 6.000%, 07/19/2028	569,500	0.0
1,725,000		Dominican Republic International Bond, 6.875%, 01/29/2026	2,002,898	0.1
700,000	(1)	Egypt Government International Bond, 5.875%, 02/16/2031	681,975	0.0
1,900,000		Egypt Government International Bond, 6.588%, 02/21/2028	2,014,000	0.1
4,200,000		Egypt Government International Bond, 7.500%, 01/31/2027	4,730,250	0.2
3,200,000	(1)	Egypt Government International Bond, 7.625%, 05/29/2032	3,403,744	0.1
1,400,000	(1)	Export-Import Bank of India, 3.250%, 01/15/2030	1,425,441	0.1
440,000	(1)	Gabon Government International Bond, 6.625%, 02/06/2031	444,416	0.0
4,525,000	(1)	Ghana Government International Bond, 6.375%, 02/11/2027	4,557,625	0.2
2,100,000		Indonesia Government International Bond, 2.850%, 02/14/2030	2,182,533	0.1
1,078,091	(3)	Ivory Coast Government International Bond, 5.750%, 12/31/2032	1,083,686	0.1
1,275,000	(1)	Jordan Government International Bond, 5.850%, 07/07/2030	1,331,578	0.1
650,000		Jordan Government International Bond, 6.125%, 01/29/2026	706,482	0.0
1,350,000	(1),(3)	Kenya Government International Bond, 7.000%, 05/22/2027	1,484,811	0.1
500,000	(1)	KSA Sukuk Ltd., 3.628%, 04/20/2027	551,627	0.0
750,000	(1)	Malaysia Wakala Sukuk Bhd, 2.070%, 04/28/2031	759,060	0.0
1,200,000	(3)	Mexico Government International Bond, 3.250%, 04/16/2030	1,241,952	0.1
700,000		Mexico Government International Bond, 3.750%, 04/19/2071	641,179	0.0
1,600,000		Mexico Government International Bond, 4.500%, 04/22/2029	1,810,904	0.1
450,000		Nigeria Government International Bond, 6.500%, 11/28/2027	478,301	0.0

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2021 (Unaudited) (Continued)

600,000		Oman Government International Bond, 6.000%, 08/01/2029	639,556	0.0
500,000	(1)	Oman Government International Bond, 6.750%, 10/28/2027	561,325	0.0
1,300,000	(1)	Oman Government International Bond, 7.375%, 10/28/2032	1,487,882	0.1
600,000		Panama Government International Bond, 3.160%, 01/23/2030	630,756	0.0
500,000		Panama Government International Bond, 9.375%, 04/01/2029	741,030	0.0
3,000,000	(1),(3)	Perusahaan Penerbit SBSN Indonesia III, 2.800%, 06/23/2030	3,072,690	0.1
750,000	(1)	Perusahaan Penerbit SBSN Indonesia III, 4.150%, 03/29/2027	842,437	0.0
1,800,000	(1)	Perusahaan Penerbit SBSN Indonesia III, 4.450%, 02/20/2029	2,072,088	0.1
700,000		Republic of South Africa Government International Bond, 4.300%, 10/12/2028	724,535	0.0
5,750,000		Republic of South Africa Government International Bond, 4.850%, 09/30/2029	6,114,119	0.3
1,360,000	(1)	Romanian Government International Bond, 3.000%, 02/14/2031	1,412,076	0.1
800,000		Russian Foreign Bond - Eurobond, 4.375%, 03/21/2029	902,685	0.0
500,000		Saudi Government International Bond, 3.625%, 03/04/2028	553,490	0.0
2,000,000		Saudi Government International Bond, 4.500%, 04/17/2030	2,358,170	0.1
1,300,000		South Africa Government International Bond, 5.875%, 09/16/2025	1,470,618	0.1
950,000		Sri Lanka Government International Bond, 6.350%, 06/28/2024	655,500	0.0
3,075,000		Turkey Government International Bond, 4.875%, 10/09/2026	3,017,461	0.1
1,100,000		Turkey Government International Bond, 5.600%, 11/14/2024	1,132,962	0.1
500,000		Turkey Government International Bond, 6.375%, 10/14/2025	524,614	0.0
550,000		Turkey Government International Bond, 7.375%, 02/05/2025	595,970	0.0
350,000	(1)	Turkiye Ihracat Kredi Bankasi AS, 5.750%, 07/06/2026	346,828	0.0
450,000		Ukraine Government International Bond, 7.375%, 09/25/2032	474,359	0.0
975,000		Ukraine Government International Bond, 7.750%, 09/01/2023	1,052,719	0.1
4,550,000		Ukraine Government International Bond, 7.750%, 09/01/2025	4,994,990	0.2

	Total Sovereign Bonds
	(Cost $79,082,086)		82,427,817	3.3

BANK LOANS: 13.5%
		Aerospace & Defense: 0.4%
1,160,000		AAdvantage Loyalty IP Ltd. 2021 Term Loan, 5.500%, (US0003M + 4.750%), 04/20/2028	1,210,750	0.1
565,000		ADS Tactical, Inc. 2021 Term Loan B, 6.750%, (US0003M + 5.750%), 03/19/2026	570,650	0.0
1,133,648		Amentum Government Services Holdings LLC Term Loan B, 3.604%, (US0001M + 3.500%), 01/29/2027	1,132,231	0.0
1,790,412		American Airlines, Inc. 2018 Term Loan B, 1.845%, (US0001M + 1.750%), 06/27/2025	1,720,287	0.1
998,181		KBR, Inc. 2020 Term Loan B, 2.854%, (US0001M + 2.750%), 02/05/2027	998,805	0.0
1,169,340		Maxar Technologies Ltd. Term Loan B, 2.854%, (US0001M + 2.750%), 10/04/2024	1,159,748	0.1
2,089,763		Peraton Corp. Term Loan B, 4.500%, (US0001M + 3.750%), 02/01/2028	2,099,722	0.1
480,000		SkyMiles IP Ltd. 2020 Skymiles Term Loan B, 4.750%, (US0003M + 3.750%), 10/20/2027	507,540	0.0
			9,399,733	0.4

		Air Transport: 0.0%
1,150,000		United Airlines, Inc. 2021 Term Loan B, 4.500%, (US0003M + 3.750%), 04/21/2028	1,166,429	0.0

		Auto Components: 0.1%
1,752,285		Broadstreet Partners, Inc. 2020 Term Loan B, 3.354%, (US0001M + 3.250%), 01/27/2027	1,739,362	0.1

		Automotive: 0.4%
823,876		American Axle and Manufacturing, Inc. Term Loan B, 3.000%, (US0001M + 2.250%), 04/06/2024	823,304	0.0
374,063		Autokiniton US Holdings, Inc. 2021 Term Loan B, 5.000%, (US0003M + 4.500%), 04/06/2028	377,102	0.0

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2021 (Unaudited) (Continued)

1,146,589	Clarios Global LP 2021 USD Term Loan B, 3.354%, (US0001M + 3.250%), 04/30/2026	1,138,468	0.1
1,421,431	Dealer Tire, LLC 2020 Term Loan B, 4.354%, (US0001M + 4.250%), 12/12/2025	1,424,452	0.1
1,908,498	Gates Global LLC 2021 Term Loan B3, 3.500%, (US0001M + 2.750%), 03/31/2027	1,906,981	0.1
277,670	Hertz Corporation, (The) 2021 Term Loan B, 3.646%, (US0003M + 3.500%), 06/14/2028	277,670	0.0
52,330	Hertz Corporation, (The) 2021 Term Loan C, 3.646%, (US0003M + 3.500%), 06/14/2028	52,330	0.0
1,211,963	Les Schwab Tire Centers Term Loan B, 4.250%, (US0006M + 3.500%), 11/02/2027	1,214,992	0.1
972,974	Mister Car Wash Holdings, Inc. 2019 Term Loan B, 3.096%, (US0001M + 3.000%), 05/14/2026	970,271	0.0
1,127,175	Truck Hero, Inc. 2021 Term Loan B, 4.500%, (US0001M + 3.750%), 01/31/2028	1,128,741	0.0
738,133	Wand NewCo 3, Inc. 2020 Term Loan, 3.104%, (US0001M + 3.000%), 02/05/2026	730,224	0.0
520,000	Wheel Pros, LLC 2021 Term Loan, 5.250%, (US0001M + 4.500%), 04/23/2028	521,914	0.0
		10,566,449	0.4

	Beverage & Tobacco: 0.1%
335,000	City Brewing Company, LLC Closing Date Term Loan, 4.250%, (US0003M + 3.500%), 04/05/2028	336,675	0.0
1,678,470	Sunshine Investments B.V. USD Term Loan B3, 3.156%, (US0003M + 3.000%), 03/28/2025	1,670,078	0.1
1,190,000	Triton Water Holdings, Inc Term Loan, 4.500%, (US0003M + 3.500%), 03/31/2028	1,190,638	0.0
		3,197,391	0.1

	Brokers: 0.0%
300,000	Park River Holdings Inc Term Loan, 4.000%, (US0003M + 3.250%), 12/28/2027	298,844	0.0

	Brokers, Dealers & Investment Houses: 0.1%
1,712,229	Brookfield Property REIT Inc. 1st Lien Term Loan B, 2.604%, (US0001M + 2.500%), 08/27/2025	1,674,560	0.1
489,982	Forest City Enterprises, L.P. 2019 Term Loan B, 3.604%, (US0001M + 3.500%), 12/08/2025	479,045	0.0
		2,153,605	0.1

	Building & Development: 0.6%
440,000	ACProducts, Inc. 2021 Term Loan B, 4.750%, (US0006M + 4.250%), 05/05/2028	438,487	0.0
250,000	Aegion Corporation Term Loan, 5.500%, (US0003M + 4.750%), 05/17/2028	253,125	0.0
1,608,703	Core & Main LP 2017 Term Loan B, 3.750%, (US0001M + 2.750%), 08/01/2024	1,610,043	0.1
1,650,000	Cornerstone Building Brands, Inc. 2021 Term Loan B, 3.750%, (US0001M + 3.250%), 04/12/2028	1,652,062	0.1
688,275	CP Atlas Buyer, Inc. 2021 Term Loan B, 4.250%, (US0001M + 3.750%), 11/23/2027	687,415	0.0
560,000	Empire Today, LLC 2021 Term Loan, 5.750%, (US0001M + 5.000%), 04/03/2028	562,800	0.0
565,000	Foundation Building Materials Holding Company LLC 2021 Term Loan, 5.750%, (US0003M + 3.250%), 02/03/2028	561,872	0.0
980,216	Henry Company LLC Term Loan B, 5.000%, (US0003M + 4.000%), 10/05/2023	984,505	0.1
379,050	Kodiak Building Partners Inc. Term Loan B, 4.000%, (US0003M + 3.250%), 03/12/2028	378,892	0.0
16,667	LBM Acquisition LLC 2021 Incremental Delayed Draw Term Loan B2, 3.896%, (US0003M + 3.750%), 12/17/2027	16,549	0.0
33,333	LBM Acquisition LLC 2021 Incremental Term Loan B2, 3.896%, (US0003M + 3.750%), 12/17/2027	33,097	0.0
173,636	LBM Acquisition LLC Delayed Draw Term Loan, 3.896%, (US0003M + 3.750%), 12/17/2027	172,822	0.0
781,364	LBM Acquisition LLC Term Loan B, 4.500%, (US0003M + 3.750%), 12/17/2027	777,701	0.0
646,750	LEB Holdings (USA), Inc Term Loan B, 4.500%, (US0003M + 3.750%), 11/02/2027	648,973	0.0

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2021 (Unaudited) (Continued)

1,608,091	MX Holdings US, Inc. 2018 USD Term Loan B1C, 3.500%, (US0001M + 2.750%), 07/31/2025	1,610,604	0.1
636,938	Northstar Group Services, INC. 2020 Term Loan B, 6.500%, (US0001M + 5.500%), 11/09/2026	641,715	0.0
1,130,278	Quikrete Holdings, Inc. 2016 1st Lien Term Loan, 2.604%, (US0001M + 2.500%), 02/01/2027	1,121,165	0.1
515,000	SRS Distribution Inc. 2021 Term Loan B, 4.250%, (US0001M + 3.750%), 06/02/2028	515,201	0.0
883,536	Werner FinCo LP 2017 Term Loan, 5.000%, (US0003M + 4.000%), 07/24/2024	885,745	0.0
1,820,850	White Cap Buyer LLC Term Loan B, 4.500%, (US0003M + 4.000%), 10/19/2027	1,825,686	0.1
403,942	Wilsonart LLC 2021 Term Loan E, 4.500%, (US0003M + 3.500%), 12/19/2026	404,223	0.0
		15,782,682	0.6

	Business Equipment & Services: 1.5%
1,476,300	AlixPartners, LLP 2021 USD Term Loan B, 3.250%, (US0001M + 2.750%), 02/04/2028	1,471,585	0.1
385,000	Allied Universal Holdco LLC 2021 USD Incremental Term Loan B, 4.250%, (US0001M + 3.750%), 05/12/2028	386,619	0.0
390,000	Ankura Consulting Group, LLC Term Loan, 5.250%, (US0001M + 4.500%), 03/17/2028	391,463	0.0
1,145,931	AqGen Ascensus, Inc. 2020 Term Loan, 5.000%, (US0001M + 4.000%), 12/13/2026	1,147,812	0.1
385,540	Ascend Learning, LLC 2017 Term Loan B, 4.000%, (US0001M + 3.000%), 07/12/2024	385,721	0.0
138,950	Ascend Learning, LLC 2020 Incremental Term Loan, 4.750%, (US0001M + 3.750%), 07/12/2024	139,254	0.0
432,113	Atlas CC Acquisition Corp Term Loan B, 5.000%, (US0003M + 4.250%), 04/28/2028	433,679	0.0
87,887	Atlas CC Acquisition Corp Term Loan C, 6.000%, (US0003M + 4.250%), 04/28/2028	88,206	0.0
445,000	Belfor Holdings Inc. Term Loan B, 4.104%, (US0001M + 3.750%), 04/06/2026	445,556	0.0
621,600	Cambium Learning Group, Inc. Term Loan B, 5.250%, (US0003M + 4.500%), 12/18/2025	626,198	0.0
711,425	Camelot U.S. Acquisition 1 Co. 2020 Incremental Term Loan B, 4.000%, (US0001M + 3.000%), 10/30/2026	712,670	0.0
464,031	Castle US Holding Corporation 2021 Incremental Term Loan B, 4.750%, (US0003M + 4.000%), 01/29/2027	459,275	0.0
499,740	Castle US Holding Corporation USD Term Loan B, 3.897%, (US0003M + 3.750%), 01/29/2027	494,617	0.0
435,000	Cimpress Public Limited Company USD Term Loan B, 4.000%, (US0001M + 3.500%), 05/17/2028	434,048	0.0
160,000	DG Investment Intermediate Holdings 2, Inc. 2021 2nd Lien Term Loan, 7.500%, (US0001M + 6.750%), 03/30/2029	160,800	0.0
141,991	DG Investment Intermediate Holdings 2, Inc. 2021 Delayed Draw Term Loan, 4.500%, (US0001M + 3.750%), 03/31/2028	142,577	0.0
678,009	DG Investment Intermediate Holdings 2, Inc. 2021 Term Loan, 4.500%, (US0001M + 3.750%), 03/31/2028	680,805	0.0
1,490,000	Endure Digital Inc. Term Loan, 4.250%, (US0003M + 3.500%), 02/10/2028	1,485,810	0.1
610,000	Ensono, LP 2021 Term Loan, 4.750%, (US0001M + 4.000%), 05/19/2028	612,542	0.0
489,031	EVO Payments International LLC 2018 1st Lien Term Loan, 3.360%, (US0001M + 3.250%), 12/22/2023	488,603	0.0
2,071,594	Finastra USA, Inc. USD 1st Lien Term Loan, 4.500%, (US0006M + 3.500%), 06/13/2024	2,041,330	0.1
220,984	First Advantage Holdings, LLC 2021 Term Loan B, 3.104%, (US0001M + 3.000%), 01/31/2027	220,210	0.0
1,053,350	Gainwell Acquisition Corp. Term Loan B, 4.750%, (US0003M + 4.000%), 10/01/2027	1,057,958	0.1
627,277	GreenSky Holdings, LLC 2018 Term Loan B, 3.375%, (US0001M + 3.250%), 03/31/2025	614,732	0.0

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2021 (Unaudited) (Continued)

335,000	Herman Miller, Inc Term Loan B, 2.396%, (US0003M + 2.250%)	333,325	0.0
204,489	IG Investment Holdings, LLC 2018 1st Lien Term Loan, 4.750%, (US0003M + 3.750%), 05/23/2025	205,146	0.0
785,275	Intrado Corporation 2017 Term Loan, 5.000%, (US0003M + 4.000%), 10/10/2024	769,640	0.0
560,000	ION Trading Finance Limited 2021 Term Loan, 4.917%, (US0003M + 4.750%), 04/01/2028	563,050	0.0
1,242,318	KUEHG Corp. 2018 Incremental Term Loan, 4.750%, (US0003M + 3.750%), 02/21/2025	1,225,754	0.1
149,625	Mermaid BidCo Inc USD Term Loan B, 5.000%, (US0003M + 4.250%), 12/22/2027	150,373	0.0
400,000	Mileage Plus Holdings LLC 2020 Term Loan B, 6.250%, (US0003M + 5.250%), 06/21/2027	427,531	0.0
1,155,000	Nielsen Consumer Inc. 2021 USD Term Loan B, 4.080%, (US0001M + 4.000%), 03/06/2028	1,158,609	0.1
560,000	Paysafe Holdings (US) Corp USD Term Loan B1, 2.896%, (US0003M + 2.750%), 06/09/2028	557,900	0.0
500,000	PI US MergerCo, Inc. USD 2017 1st Lien Term Loan, 3.146%, (US0003M + 3.000%), 01/03/2025	500,938	0.0
1,260,000	Polaris Newco LLC USD Term Loan B, 4.500%, (US0006M + 4.000%), 06/02/2028	1,265,011	0.1
866,758	Pre-Paid Legal Services, Inc. 2018 1st Lien Term Loan, 3.354%, (US0001M + 3.250%), 05/01/2025	861,665	0.1
496,250	Pre-Paid Legal Services, Inc. 2020 Incremental Term Loan, 4.750%, (US0001M + 4.000%), 05/01/2025	498,111	0.0
305,000	Protective Industrial Products, Inc 2021 Term Loan, 4.750%, (US0001W + 4.000%), 01/20/2028	305,667	0.0
1,977,423	Red Ventures, LLC 2020 Term Loan B2, 2.604%, (US0001M + 2.500%), 11/08/2024	1,954,117	0.1
1,146,974	Renaissance Holding Corp. 2018 1st Lien Term Loan, 3.343%, (US0001M + 3.250%), 05/30/2025	1,136,732	0.1
125,000	Renaissance Holding Corp. 2018 2nd Lien Term Loan, 7.104%, (US0001M + 7.000%), 05/29/2026	125,703	0.0
884,927	Research Now Group, Inc. 2017 1st Lien Term Loan, 6.500%, (US0006M + 5.500%), 12/20/2024	875,525	0.1
62,478	Service Logic Acquisition, Inc Delayed Draw Term Loan, 4.131%, (US0003M + 4.000%), 10/29/2027	62,712	0.0
105,970	Service Logic Acquisition, Inc Delayed Draw Term Loan, 4.146%, (US0003M + 4.000%), 10/29/2027	106,368	0.0
686,552	Service Logic Acquisition, Inc Term Loan, 4.750%, (US0003M + 4.000%), 10/29/2027	689,127	0.0
810,000	Skopima Merger Sub Inc. Term Loan B, 4.500%, (US0001M + 4.000%), 04/30/2028	810,000	0.1
640,000	Spin Holdco Inc. 2021 Term Loan, 4.750%, (US0003M + 4.000%), 03/01/2028	641,200	0.0
789,458	Staples, Inc. 7 Year Term Loan, 5.176%, (US0003M + 5.000%), 04/16/2026	771,449	0.0
359,808	SurveyMonkey Inc. 2018 Term Loan B, 3.850%, (US0001W + 3.750%), 10/10/2025	358,458	0.0
24,194	Therma Intermediate LLC, 2020 Delayed Draw Term Loan, 4.146%, (US0003M + 4.000%), 12/16/2027	24,224	0.0
125,177	Therma Intermediate LLC, 2020 Term Loan, 5.000%, (US0001M + 4.000%), 12/16/2027	125,334	0.0
249,375	Thoughtworks, Inc. 2021 Term Loan B, 3.750%, (US0001M + 3.250%), 03/23/2028	249,874	0.0
656,700	TruGreen Limited Partnership 2020 Term Loan, 4.750%, (US0001M + 4.000%), 11/02/2027	661,728	0.0
781,120	Verifone Systems, Inc. 2018 1st Lien Term Loan, 4.147%, (US0003M + 4.000%), 08/20/2025	769,543	0.0
1,742,304	Verscend Holding Corp. 2021 Term Loan B, 4.104%, (US0001M + 4.000%), 08/27/2025	1,749,564	0.1
284,288	Virtusa Corporation Term Loan B, 5.000%, (US0001M + 4.250%), 02/11/2028	285,922	0.0

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2021 (Unaudited) (Continued)

642,075	VM Consolidated, Inc. 2021 Term Loan B, 3.397%, (US0003M + 3.250%), 03/19/2028	642,075	0.0
852,981	VS Buyer, LLC Term Loan B, 3.104%, (US0001M + 3.000%), 02/28/2027	849,915	0.1
384,172	West Corporation 2018 Term Loan B1, 4.500%, (US0003M + 3.500%), 10/10/2024	373,287	0.0
347,364	Yak Access, LLC 2018 1st Lien Term Loan B, 5.095%, (US0001M + 5.000%), 07/11/2025	321,833	0.0
		37,529,480	1.5

	Cable & Satellite Television: 0.3%
767,680	CSC Holdings, LLC 2019 Term Loan B5, 2.573%, (US0001M + 2.500%), 04/15/2027	761,843	0.0
1,420,924	Radiate Holdco, LLC 2020 Term Loan, 4.250%, (US0001M + 3.500%), 09/25/2026	1,423,410	0.1
1,647,551	Telesat Canada Term Loan B5, 2.860%, (US0001M + 2.750%), 12/07/2026	1,544,785	0.1
1,899,808	Virgin Media Bristol LLC USD Term Loan N, 2.573%, (US0001M + 2.500%), 01/31/2028	1,885,263	0.1
1,226,772	WideOpenWest Finance LLC 2017 Term Loan B, 4.250%, (US0001M + 3.250%), 08/18/2023	1,226,261	0.0
		6,841,562	0.3

	Chemicals & Plastics: 0.3%
496,243	Ascend Performance Materials Operations LLC 2021 Term Loan B, 5.500%, (US0003M + 4.750%), 08/27/2026	504,075	0.0
403,647	Composite Resins Holding B.V. 2018 Term Loan B, 5.250%, (US0003M + 4.250%), 08/01/2025	405,413	0.0
115,000	CPC Acquisition Corp Second Lien Term Loan, 8.500%, (US0003M + 7.750%), 12/29/2028	115,863	0.0
730,000	CPC Acquisition Corp Term Loan, 4.500%, (US0003M + 3.750%), 12/29/2027	730,456	0.1
380,724	Diamond (BC) B.V. USD Term Loan, 3.185%, (US0001M + 3.000%), 09/06/2024	379,147	0.0
402,336	Emerald Performance Materials, LLC 2020 Term Loan B, 5.000%, (US0001M + 4.000%), 08/12/2025	404,046	0.0
1,039,190	Encapsys, LLC 2020 Term Loan B2, 4.250%, (US0001M + 3.250%), 11/07/2024	1,040,922	0.1
680,000	INEOS Styrolution US Holding LLC 2021 USD Term Loan B, 3.250%, (US0001M + 2.750%), 01/29/2026	679,469	0.0
290,000	Lonza Group AG USD Term Loan B, 4.146%, (US0003M + 4.000%), 04/29/2028	290,508	0.0
386,641	Polar US Borrower, LLC 2018 1st Lien Term Loan, 4.831%, (US0001M + 4.750%), 10/15/2025	388,574	0.0
660,000	Potters Industries, LLC Term Loan B, 4.750%, (US0003M + 4.000%), 12/14/2027	661,856	0.0
350,000	PQ Corporation 2021 Term Loan B, 3.250%, (US0003M + 2.750%), 05/26/2028	350,000	0.0
525,000	Sparta U.S. HoldCo LLC 2021 Term Loan, 3.646%, (US0003M + 3.500%), 05/04/2028	526,476	0.0
1,524,590	Starfruit Finco B.V 2018 USD Term Loan B, 3.133%, (US0001M + 2.750%), 10/01/2025	1,515,061	0.1
		7,991,866	0.3

	Clothing/Textiles: 0.0%
340,000	Birkenstock GmbH & Co. KG USD Term Loan B, 4.250%, (US0003M + 3.750%), 04/27/2028	340,170	0.0

	Containers & Glass Products: 0.5%
149,229	Albea Beauty Holdings S.A 2018 USD Term Loan B2, 4.000%, (US0003M + 3.000%), 04/22/2024	144,379	0.0
900,000	Altium Packaging LLC 2021 Term Loan B, 3.250%, (US0001M + 2.750%), 02/03/2028	896,062	0.0
1,015,545	BWAY Holding Company 2017 Term Loan B, 3.354%, (US0001M + 3.250%), 04/03/2024	992,967	0.1
1,095,847	Charter NEX US, Inc. 2020 Term Loan, 5.250%, (US0001M + 4.250%), 12/01/2027	1,099,272	0.1
220,000	Charter NEX US, Inc. 2021 Term Loan, 3.851%, (US0001M + 3.750%), 12/01/2027	220,619	0.0
2,742,181	Flex Acquisition Company, Inc. 2018 Incremental Term Loan, 3.452%, (US0003M + 3.250%), 06/29/2025	2,719,215	0.1

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2021 (Unaudited) (Continued)

530,051	Flex Acquisition Company, Inc. 2021 Term Loan, 4.000%, (US0003M + 3.500%), 02/23/2028	528,659	0.0
747,567	Graham Packaging Company Inc. 2021 Term Loan, 3.750%, (US0001M + 3.000%), 08/04/2027	747,992	0.0
493,052	Plaze, Inc. 2020 Incremental Term Loan, 4.500%, (US0001M + 3.750%), 08/03/2026	490,586	0.0
1,325,000	Proampac PG Borrower LLC 2020 Term Loan, 4.862%, (US0003M + 4.000%), 11/03/2025	1,327,760	0.1
542,814	Reynolds Group Holdings Inc. 2020 Term Loan B2, 3.354%, (US0001M + 3.250%), 02/05/2026	539,987	0.0
953,309	Reynolds Group Holdings Inc. USD 2017 Term Loan, 2.854%, (US0001M + 2.750%), 02/05/2023	952,581	0.1
634,409	Ring Container Technologies Group, LLC 1st Lien Term Loan, 2.854%, (US0001M + 2.750%), 10/31/2024	631,039	0.0
656,700	Tosca Services, LLC 2021 Term Loan, 4.250%, (US0001M + 3.500%), 08/18/2027	658,205	0.0
98,240	TricorBraun Holdings, Inc. 2021 Delayed Draw Term Loan, 3.750%, (US0003M + 3.250%), 03/03/2028	97,619	0.0
436,760	TricorBraun Holdings, Inc. 2021 Term Loan, 3.750%, (US0003M + 3.250%), 03/03/2028	433,996	0.0
		12,480,938	0.5

	Cosmetics/Toiletries: 0.0%
370	Anastasia Parent, LLC 2018 Term Loan B, 3.897%, (US0003M + 3.750%), 08/11/2025	297	0.0
913,959	Wellness Merger Sub, Inc. 1st Lien Term Loan, 4.104%, (US0001M + 4.000%), 06/30/2024	911,674	0.0
		911,971	0.0

	Drugs: 0.1%
305,000	ANI Pharmaceuticals, Inc Term Loan B, 5.646%, (US0003M + 5.500%), 04/27/2028	301,187	0.0
602,255	Endo Luxembourg Finance Company I S.a r.l. 2021 Term Loan, 5.750%, (US0003M + 5.000%), 03/27/2028	587,764	0.0
1,225,000	Jazz Financing Lux S.a.r.l. USD Term Loan, 4.000%, (US0001M + 3.500%), 04/21/2028	1,231,016	0.0
1,650,000	Organon & Co USD Term Loan, 3.500%, (US0003M + 3.000%), 06/02/2028	1,653,389	0.1
		3,773,356	0.1

	Ecological Services & Equipment: 0.0%
165,000	Denali Water Solutions Term Loan B, 5.000%, (US0003M + 4.250%), 03/25/2028	164,948	0.0
1,031,208	GFL Environmental Inc. 2020 Term Loan, 3.500%, (US0001M + 3.000%), 05/30/2025	1,033,270	0.0
		1,198,218	0.0

	Electronics/Electrical: 2.0%
11,538	Allegro Microsystems, Inc. Term Loan, 4.250%, (US0003M + 3.750%), 09/30/2027	11,538	0.0
330,000	Aspect Software, Inc. 2021 Term Loan, 6.000%, (US0003M + 5.250%), 05/08/2028	325,325	0.0
1,768,041	Banff Merger Sub Inc 2021 USD Term Loan, 3.854%, (US0001M + 3.750%), 10/02/2025	1,759,752	0.1
1,266,035	Barracuda Networks, Inc. 1st Lien Term Loan, 4.500%, (US0003M + 3.750%), 02/12/2025	1,271,177	0.1
100,000	Barracuda Networks, Inc. 2020 2nd Lien Term Loan, 7.500%, (US0003M + 6.750%), 10/30/2028	102,167	0.0
883,233	Brave Parent Holdings, Inc. 1st Lien Term Loan, 4.104%, (US0001M + 4.000%), 04/18/2025	883,325	0.0
683,811	By Crown Parent, LLC Term Loan B1, 4.000%, (US0001M + 3.000%), 02/02/2026	684,666	0.0
386,915	CentralSquare Technologies, LLC 2018 1st Lien Term Loan, 3.896%, (US0003M + 3.750%), 08/29/2025	363,119	0.0
463,838	Cloudera, Inc. Term Loan B, 3.250%, (US0001M + 2.500%), 12/22/2027	464,069	0.0
284,784	Cohu, Inc. 2018 Term Loan B, 3.172%, (US0003M + 3.000%), 10/01/2025	284,250	0.0
174,125	CommerceHub, Inc. 2020 Term Loan B, 4.750%, (US0003M + 4.000%), 12/29/2027	174,778	0.0

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2021 (Unaudited) (Continued)

148,235	Constant Contact Inc Delayed Draw Term Loan, 4.146%, (US0003M + 4.000%), 02/10/2028	147,911	0.0
551,765	Constant Contact Inc Term Loan, 4.750%, (US0003M + 4.000%), 02/10/2028	550,557	0.0
175,000	CoreLogic, Inc. 2nd Lien Term Loan, 7.000%, (US0001M + 6.500%), 04/13/2029	176,531	0.0
1,315,000	CoreLogic, Inc. Term Loan, 4.000%, (US0001M + 3.500%), 06/02/2028	1,314,383	0.1
979,105	Cornerstone OnDemand, Inc. 2021 Term Loan B, 3.341%, (US0001M + 3.250%), 04/22/2027	979,892	0.0
730,000	Delta TopCo, Inc. 2020 Term Loan B, 4.500%, (US0003M + 3.750%), 12/01/2027	732,510	0.0
492,031	Electrical Components International, Inc. 2018 1st Lien Term Loan, 4.368%, (US0002M + 4.250%), 06/26/2025	487,111	0.0
1,329,950	Epicor Software Corporation 2020 Term Loan, 4.000%, (US0001M + 3.250%), 07/30/2027	1,329,648	0.1
583,538	Grab Holdings Inc Term Loan B, 5.500%, (US0006M + 4.500%), 01/29/2026	595,208	0.0
1,306,725	Greeneden U.S. Holdings II, LLC 2020 USD Term Loan B4, 4.750%, (US0001M + 4.000%), 12/01/2027	1,311,391	0.1
538,571	Helios Software Holdings, Inc. 2021 USD Term Loan B, 3.917%, (US0006M + 3.750%), 03/11/2028	539,750	0.0
1,804,762	Hyland Software, Inc. 2018 1st Lien Term Loan, 4.250%, (US0001M + 3.500%), 07/01/2024	1,810,725	0.1
1,252,059	Imperva, Inc. 1st Lien Term Loan, 5.000%, (US0003M + 4.000%), 01/12/2026	1,257,761	0.1
1,544,231	Informatica LLC, 2020 USD Term Loan B, 3.354%, (US0001M + 3.250%), 02/25/2027	1,537,260	0.1
960,000	Ingram Micro Inc. 2021 Term Loan B, 3.646%, (US0003M + 3.500%), 03/31/2028	963,100	0.0
788,025	Ivanti Software, Inc. 2020 Term Loan B, 5.750%, (US0003M + 4.750%), 12/01/2027	789,995	0.0
84,788	Ivanti Software, Inc. 2021 Add On Term Loan B, 4.750%, (US0003M + 4.000%), 12/01/2027	84,549	0.0
1,022,438	LogMeIn, Inc. Term Loan B, 4.827%, (US0001M + 4.750%), 08/31/2027	1,021,692	0.1
149,599	MA FinanceCo., LLC USD Term Loan B3, 2.854%, (US0001M + 2.750%), 06/21/2024	148,196	0.0
785,000	Magenta Buyer LLC 2021 USD 1st Lien Term Loan, 5.146%, (US0003M + 5.000%), 05/03/2028	785,841	0.0
2,343,278	McAfee, LLC 2018 USD Term Loan B, 3.846%, (US0001M + 3.750%), 09/30/2024	2,346,369	0.1
2,089,983	MH Sub I, LLC 2017 1st Lien Term Loan, 3.604%, (US0001M + 3.500%), 09/13/2024	2,083,826	0.1
405,000	MH Sub I, LLC 2021 2nd Lien Term Loan, 6.345%, (US0001M + 6.250%), 02/12/2029	413,016	0.0
805,000	Panther Commercial Holdings L.P Term Loan, 5.000%, (US0001M + 4.500%), 01/07/2028	807,516	0.0
656,700	Planview Parent, Inc. Term Loan, 4.750%, (US0003M + 4.000%), 12/17/2027	658,616	0.0
1,241,191	Project Boost Purchaser, LLC 2019 Term Loan B, 3.604%, (US0001M + 3.500%), 06/01/2026	1,234,986	0.1
951,082	Project Leopard Holdings, Inc. 2019 Term Loan, 5.750%, (US0003M + 4.750%), 07/07/2024	955,243	0.0
790,000	Proofpoint, Inc. 1st Lien Term Loan, 3.396%, (US0003M + 3.250%), 06/09/2028	786,667	0.0
2,025,608	Quest Software US Holdings Inc. 2018 1st Lien Term Loan, 4.436%, (US0003M + 4.250%), 05/16/2025	2,025,971	0.1
1,650,863	Rackspace Technology Global, Inc. 2021 Term Loan, 3.500%, (US0003M + 2.750%), 02/15/2028	1,644,414	0.1
1,115,000	RealPage, Inc 1st Lien Term Loan, 3.750%, (US0001M + 3.250%), 04/24/2028	1,113,188	0.1
270,039	Redstone Buyer LLC 2021 Delayed Draw Term Loan, 4.896%, (US0003M + 4.750%), 04/27/2028	270,207	0.0

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2021 (Unaudited) (Continued)

689,961	Redstone Buyer LLC 2021 Term Loan, 5.500%, (US0003M + 4.750%), 04/27/2028	690,393	0.0
343,568	Riverbed Technology, Inc. 2020 Term Loan B, 7.000%, (US0003M + 6.000%), 12/31/2025	327,421	0.0
1,055,056	Rocket Software, Inc. 2018 Term Loan, 4.354%, (US0001M + 4.250%), 11/28/2025	1,037,170	0.1
240,000	Rocket Software, Inc. 2021 USD Incremental Term Loan B, 4.396%, (US0003M + 4.250%), 11/28/2025	236,130	0.0
363,175	Sabre GLBL Inc. 2020 Term Loan B, 4.750%, (US0001M + 4.000%), 12/17/2027	366,239	0.0
1,010,276	Seattle Spinco, Inc. USD Term Loan B3, 2.854%, (US0001M + 2.750%), 06/21/2024	1,000,805	0.1
2,454,826	SolarWinds Holdings, Inc. 2018 Term Loan B, 2.854%, (US0001M + 2.750%), 02/05/2024	2,428,743	0.1
379,614	SonicWall US Holdings Inc. 1st Lien Term Loan, 3.650%, (US0003M + 3.500%), 05/16/2025	377,289	0.0
1,134,202	Surf Holdings, LLC USD Term Loan, 3.628%, (US0003M + 3.500%), 03/05/2027	1,127,822	0.1
530,988	Tech Data Corporation ABL Term Loan, 3.604%, (US0001M + 3.500%), 06/30/2025	532,448	0.0
235,000	Tenable Holdings, Inc. Term Loan B, 2.896%, (US0003M + 2.750%), 06/17/2028	235,294	0.0
340,527	Travelport Finance (Luxembourg) S.a.r.l. 2019 Term Loan, 5.203%, (US0003M + 5.000%), 05/29/2026	311,050	0.0
199,672	Travelport Finance (Luxembourg) S.a.r.l. 2020 Super Priority Term Loan, 3.500%, 02/28/2025	209,905	0.0
591,430	TTM Technologies, Inc. 2017 Term Loan, 2.592%, (US0001M + 2.500%), 09/28/2024	590,691	0.0
601,979	Ultimate Software Group Inc(The) 2021 Incremental Term Loan, 4.000%, (US0003M + 3.250%), 05/04/2026	603,108	0.0
1,843,933	Ultimate Software Group Inc(The) Term Loan B, 3.854%, (US0001M + 3.750%), 05/04/2026	1,847,134	0.1
157,398	Ultra Clean Holdings, Inc 2021 Term Loan B, 3.854%, (US0001M + 3.750%), 08/27/2025	157,923	0.0
605,000	Watlow Electric Manufacturing Company Term Loan B, 4.147%, (US0003M + 4.000%), 03/02/2028	607,269	0.0
283,575	Weld North Education, LLC 2020 Term Loan B, 4.750%, (US0001M + 4.000%), 12/21/2027	284,284	0.0
809,813	Xperi Corporation 2020 Term Loan B, 3.581%, (US0001M + 3.500%), 06/02/2025	809,306	0.0
		51,008,620	2.0

	Equipment Leasing: 0.0%
264,338	Rent-A-Center, Inc. 2021 Term Loan B, 4.750%, (US0001M + 4.000%), 02/17/2028	265,714	0.0

	Financial Intermediaries: 0.5%
283,561	Advisor Group, Inc. 2021 Term Loan, 4.604%, (US0001M + 4.500%), 07/31/2026	284,543	0.0
325,000	AqGen Ascensus, Inc. 2021 2nd Lien Term Loan, 6.146%, (US0003M + 6.000%), 05/04/2029	325,203	0.0
540,000	AqGen Island Holdings, Inc. Term Loan, 3.646%, (US0003M + 3.500%), 05/20/2028	540,338	0.0
1,360,967	Blackhawk Network Holdings, Inc 2018 1st Lien Term Loan, 3.104%, (US0001M + 3.000%), 06/15/2025	1,347,782	0.1
389,025	Blackstone Mortgage Trust, Inc. 2021 Term Loan B2, 3.250%, (US0001M + 2.750%), 04/23/2026	389,511	0.0
926,176	Blucora, Inc. 2017 Term Loan B, 5.000%, (US0003M + 4.000%), 05/22/2024	928,492	0.1
658,350	Citadel Securities LP 2021 Term Loan B, 2.604%, (US0001M + 2.500%), 02/02/2028	652,425	0.0
683,697	Cushman & Wakefield U.S. Borrower, LLC 2020 Term Loan B, 2.854%, (US0001M + 2.750%), 08/21/2025	678,911	0.0
1,011,041	Deerfield Dakota Holding, LLC 2020 USD Term Loan B, 4.750%, (US0001M + 3.750%), 04/09/2027	1,017,023	0.1

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2021 (Unaudited) (Continued)

2,116,766	Edelman Financial Center, LLC 2021 Term Loan B, 4.500%, (US0001M + 3.750%), 04/07/2028	2,121,176	0.1
977,436	First Eagle Holdings, Inc. 2020 Term Loan B, 2.647%, (US0003M + 2.500%), 02/01/2027	965,905	0.1
214,688	Focus Financial Partners, LLC 2021 Delayed Draw Term Loan, 2.646%, (US0003M + 2.500%), 06/24/2028	214,240	0.0
930,313	Focus Financial Partners, LLC 2021 Term Loan, 2.646%, (US0003M + 2.500%), 06/24/2028	928,375	0.0
78,000	HighTower Holdings LLC 2021 Delayed Draw Term Loan, 4.396%, (US0003M + 4.250%), 04/30/2028	78,276	0.0
312,000	HighTower Holdings LLC 2021 Term Loan B, 4.750%, (US0003M + 4.000%), 04/30/2028	313,105	0.0
483,081	VFH Parent LLC 2019 Term Loan B, 3.093%, (US0001M + 3.000%), 03/01/2026	481,823	0.0
410,000	Zebra Buyer LLC Term Loan B, 3.396%, (US0003M + 3.250%), 04/21/2028	411,836	0.0
		11,678,964	0.5

	Food Products: 0.3%
494,937	8th Avenue Food & Provisions, Inc. 2018 1st Lien Term Loan, 3.591%, (US0001M + 3.500%), 10/01/2025	494,215	0.0
875,362	CHG PPC Parent LLC 2018 Term Loan B, 2.854%, (US0001M + 2.750%), 03/31/2025	867,703	0.0
68,684	Dessert Holdings Inc. Delayed Draw Term Loan, 4.146%, (US0003M + 4.000%), 06/07/2028	68,713	0.0
366,316	Dessert Holdings Inc. Term Loan, 5.000%, (US0001M + 4.000%), 06/07/2028	366,469	0.0
1,162,088	IRB Holding Corp 2020 Fourth Amendment Incremental Term Loan, 4.250%, (US0003M + 3.250%), 12/15/2027	1,162,693	0.1
1,030,985	IRB Holding Corp 2020 Term Loan B, 3.750%, (US0003M + 2.750%), 02/05/2025	1,029,536	0.1
1,023,979	Sigma Bidco B.V. 2018 USD Term Loan B2, 3.260%, (US0006M + 3.000%), 07/02/2025	1,003,339	0.1
386,635	Simply Good Foods USA, Inc. 2017 Term Loan B, 4.750%, (US0001M + 3.750%), 07/07/2024	389,092	0.0
15,625	TGP Holdings III, LLC 2021 Delayed Draw Term Loan, 3.646%, (US0003M + 3.500%), 06/23/2028	15,664	0.0
159,375	TGP Holdings III, LLC 2021 Term Loan, 3.646%, (US0003M + 3.500%), 06/23/2028	159,773	0.0
612,391	Weber-Stephen Products LLC Term Loan B, 4.000%, (US0001M + 3.250%), 10/30/2027	614,141	0.0
210,000	WOOF Holdings, Inc 1st Lien Term Loan, 4.500%, (US0003M + 3.750%), 12/21/2027	210,262	0.0
		6,381,600	0.3

	Food Service: 0.2%
2,023,533	Golden Nugget, Inc. 2017 Incremental Term Loan B, 3.250%, (US0002M + 2.500%), 10/04/2023	2,010,568	0.1
1,138,521	H Food Holdings LLC 2018 Term Loan B, 3.792%, (US0001M + 3.688%), 05/23/2025	1,132,917	0.0
320,000	K-Mac Holdings Corp 2021 2nd Lien Term Loan, 6.896%, (US0003M + 6.750%), 06/22/2029	323,300	0.0
225,000	K-Mac Holdings Corp 2021 Term Loan, 3.646%, (US0003M + 3.500%), 06/23/2028	225,703	0.0
1,240,385	Tacala, LLC 1st Lien Term Loan, 3.845%, (US0001M + 3.750%), 02/05/2027	1,242,581	0.1
1,000,000	Welbilt, Inc. 2018 Term Loan B, 2.604%, (US0001M + 2.500%), 10/23/2025	993,125	0.0
		5,928,194	0.2

	Food/Drug Retailers: 0.1%
1,123,051	EG America LLC 2018 USD Term Loan, 4.146%, (US0003M + 4.000%), 02/07/2025	1,117,155	0.1
185,000	EG Group Limited 2021 Term Loan, 4.750%, (US0003M + 4.250%), 03/31/2026	185,376	0.0
40,608	Moran Foods, LLC 2020 2nd Lien Term Loan, 11.750%, (US0003M + 10.750%), 10/01/2024	36,073	0.0
31,108	Moran Foods, LLC 2020 Term Loan, 8.000%, (US0003M + 7.000%), 04/01/2024	32,819	0.0

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2021 (Unaudited) (Continued)

220,388	Portillos Holdings, LLC 2019 1st Lien Term Loan B3, 6.500%, (US0003M + 5.500%), 09/06/2024	221,489	0.0
907,432	United Natural Foods, Inc. Term Loan B, 3.604%, (US0001M + 3.500%), 10/22/2025	909,228	0.0
		2,502,140	0.1

	Forest Products: 0.1%
314,194	Blount International Inc. 2018 Term Loan B, 4.750%, (US0001M + 3.750%), 04/12/2023	315,602	0.0
1,057,416	LABL, Inc. 2021 USD Term Loan B, 4.104%, (US0001M + 4.000%), 07/01/2026	1,057,605	0.1
355,000	Osmose Utilities Services, Inc. Term Loan, 3.396%, (US0003M + 3.250%), 06/16/2028	354,334	0.0
345,000	Spa Holdings 3 Oy USD Term Loan B, 4.750%, (US0003M + 4.000%), 02/04/2028	346,653	0.0
		2,074,194	0.1

	Health Care: 1.4%
638,434	Accelerated Health Systems, LLC Term Loan B, 3.591%, (US0001M + 3.500%), 10/31/2025	637,636	0.0
475,000	ADMI Corp. 2021 Incremental Term Loan B3, 3.896%, (US0003M + 3.750%), 12/23/2027	474,926	0.0
763,088	ADMI Corp. 2021 Term Loan B2, 3.250%, (US0001M + 2.750%), 12/23/2027	756,887	0.0
297,557	Agiliti Health, Inc Term Loan, 2.875%, (US0001M + 2.750%), 01/04/2026	296,256	0.0
634,406	Air Methods Corporation 2017 Term Loan B, 4.500%, (US0003M + 3.500%), 04/22/2024	626,575	0.0
496,134	Albany Molecular Research, Inc. 2017 1st Lien Term Loan, 4.250%, (US0003M + 3.250%), 08/30/2024	497,220	0.0
756,200	ASP Navigate Acquisition Corp Term Loan, 5.500%, (US0003M + 4.500%), 10/06/2027	759,036	0.0
1,067,325	Athenahealth, Inc. 2021 Term Loan B1, 4.410%, (US0003M + 4.250%), 02/11/2026	1,074,329	0.1
1,724,304	Bausch Health Companies Inc. 2018 Term Loan B, 3.104%, (US0001M + 3.000%), 06/02/2025	1,719,455	0.1
37,074	Cano Health LLC Delayed Draw Term Loan, 5.250%, (US0003M + 4.500%), 11/19/2027	37,189	0.0
221,541	Cano Health LLC Term Loan, 5.500%, (US0003M + 4.750%), 11/19/2027	222,233	0.0
220,000	CBI Buyer, Inc. Term Loan, 3.750%, (US0001M + 3.250%), 01/06/2028	219,395	0.0
320,000	CCRR Parent, Inc Term Loan B, 5.000%, (US0003M + 4.250%), 03/06/2028	322,300	0.0
758,205	Change Healthcare Holdings LLC 2017 Term Loan B, 3.500%, (US0001M + 2.500%), 03/01/2024	758,257	0.0
1,224,493	CHG Healthcare Services Inc. 2017 1st Lien Term Loan B, 4.000%, (US0003M + 3.000%), 06/07/2023	1,224,799	0.1
822,083	Da Vinci Purchaser Corp. 2019 Term Loan, 5.000%, (US0003M + 4.000%), 01/08/2027	825,679	0.0
1,213,755	Envision Healthcare Corporation 2018 1st Lien Term Loan, 3.854%, (US0001M + 3.750%), 10/10/2025	1,042,312	0.1
654,610	eResearchTechnology, Inc. 2020 1st Lien Term Loan, 5.500%, (US0001M + 4.500%), 02/04/2027	658,445	0.0
1,363,590	ExamWorks Group, Inc. 2017 Term Loan, 4.250%, (US0001M + 3.250%), 07/27/2023	1,366,466	0.1
287,001	Global Medical Response, Inc. 2017 Term Loan B2, 5.250%, (US0006M + 4.250%), 03/14/2025	288,077	0.0
458,850	Global Medical Response, Inc. 2020 Term Loan B, 5.750%, (US0003M + 4.750%), 10/02/2025	461,431	0.0
590,961	GoodRx, Inc. 1st Lien Term Loan, 2.854%, (US0001M + 2.750%), 10/10/2025	588,067	0.0
435,000	Heartland Dental, LLC 2021 Incremental Term Loan, 4.073%, (US0001M + 4.000%), 04/30/2025	434,674	0.0
333,092	ICON Luxembourg S.A.R.L. 1st Lien Term Loan B, 2.646%, (US0003M + 2.500%), 06/16/2028	334,132	0.0
1,336,908	ICON Luxembourg S.A.R.L. Term Loan B, 2.646%, (US0003M + 2.500%), 06/16/2028	1,341,086	0.1

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2021 (Unaudited) (Continued)

821,693	Inovalon Holdings, Inc. 2020 Term Loan B1, 2.875%, (US0001M + 2.750%), 04/02/2025	823,131	0.0
233,349	Lifescan Global Corporation 2018 1st Lien Term Loan, 6.202%, (US0003M + 6.000%), 10/01/2024	231,356	0.0
175,000	MedAssets Software Intermediate Holdings, Inc. 2021 1st Lien Term Loan, 4.500%, (US0006M + 3.750%), 01/28/2028	175,109	0.0
1,004,597	Medical Solutions L.L.C. 2017 Term Loan, 5.500%, (US0001M + 4.500%), 06/14/2024	1,008,678	0.1
425,000	MedRisk, Inc. 2021 Term Loan B, 4.500%, (US0001M + 3.750%), 05/10/2028	425,691	0.0
1,381,421	MPH Acquisition Holdings LLC 2016 Term Loan B, 3.750%, (US0003M + 2.750%), 06/07/2023	1,379,023	0.1
150,000	National Mentor Holdings, Inc. 2021 2nd Lien Term Loan, 8.250%, (US0003M + 7.250%), 03/02/2029	153,000	0.0
139,884	National Mentor Holdings, Inc. 2021 Delayed Draw Term Loan, 4.500%, (US0001M + 3.750%), 03/02/2028	140,300	0.0
1,271,676	National Mentor Holdings, Inc. 2021 Term Loan, 4.500%, (US0001M + 3.750%), 02/18/2028	1,275,452	0.1
42,389	National Mentor Holdings, Inc. 2021 Term Loan C, 4.750%, (US0003M + 3.750%), 03/02/2028	42,515	0.0
776,616	Ortho-Clinical Diagnostics SA 2018 Term Loan B, 3.089%, (US0001M + 3.000%), 06/30/2025	776,824	0.0
430,000	Pacific Dental Services,LLC 2021 Term Loan, 4.250%, (US0001M + 3.500%), 05/05/2028	431,881	0.0
1,366,575	Packaging Coordinators Midco, Inc. 2020 1st Lien Term Loan, 4.250%, (US0003M + 3.500%), 11/30/2027	1,369,308	0.1
550,000	Padagis LLC Term Loan B, 4.896%, (US0003M + 4.750%)	544,500	0.0
550,303	Pathway Vet Alliance LLC 2021 Term Loan, 3.854%, (US0001M + 3.750%), 03/31/2027	549,959	0.0
861,305	PetVet Care Centers, LLC 2021 Term Loan B3, 4.250%, (US0001M + 3.500%), 02/14/2025	864,535	0.1
1,027,838	Phoenix Guarantor Inc 2020 Term Loan B, 3.341%, (US0001M + 3.250%), 03/05/2026	1,022,057	0.1
334,163	Phoenix Guarantor Inc 2021 Term Loan B3, 3.573%, (US0001M + 3.500%), 03/05/2026	332,283	0.0
205,000	Pluto Acquisition I, Inc. 2021 1st Lien Term Loan, 4.126%, (US0002M + 4.000%), 06/20/2026	205,513	0.0
483,333	PointClickCare Technologies, Inc. Term Loan B, 3.750%, (US0006M + 3.000%), 12/29/2027	483,635	0.0
270,000	Press Ganey Holdings, Inc. 2021 Term Loan B, 4.500%, (US0003M + 3.750%), 07/24/2026	271,294	0.0
279,300	Project Ruby Ultimate Parent Corp. 2021 Term Loan, 4.000%, (US0001M + 3.250%), 03/03/2028	279,026	0.0
340,000	RadNet, Inc. 2021 Term Loan, 3.750%, (US0003M + 3.000%), 04/22/2028	340,000	0.0
1,035,765	RegionalCare Hospital Partners Holdings, Inc. 2018 Term Loan B, 3.854%, (US0001M + 3.750%), 11/16/2025	1,034,999	0.1
250,000	Resonetics, LLC 2021 Term Loan, 4.436%, (US0003M + 4.250%), 04/28/2028	250,729	0.0
283,575	RxBenefits, Inc. 2020 Term Loan, 6.000%, (US0006M + 5.250%), 12/17/2027	284,461	0.0
635,000	Sotera Health Holdings, LLC 2021 Term Loan, 3.250%, (US0003M + 2.750%), 12/11/2026	633,611	0.0
822,938	Surgery Center Holdings, Inc. 2021 Term Loan, 4.500%, (US0001M + 3.750%), 08/31/2026	827,502	0.1
410,000	U.S. Renal Care, Inc. 2021 Term Loan B, 5.604%, (US0001M + 5.500%), 06/26/2026	412,306	0.0
544,288	Unified Physician Management, LLC 2020 Term Loan, 4.354%, (US0001W + 4.250%), 12/16/2027	545,138	0.0
515,000	Virgin Pulse, Inc. 2021 Term Loan, 4.750%, (US0003M + 4.000%), 03/30/2028	516,609	0.0
		34,597,287	1.4

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2021 (Unaudited) (Continued)

	Home Furnishings: 0.1%
530,000	Conair Holdings, LLC Term Loan B, 4.250%, (US0003M + 3.750%), 05/17/2028	531,789	0.0
490,000	Hunter Fan Company 2021 Term Loan, 5.750%, (US0003M + 5.000%), 04/09/2028	491,633	0.0
999,684	Prime Security Services Borrower, LLC 2021 Term Loan, 3.500%, (US0006M + 2.750%), 09/23/2026	999,788	0.1
		2,023,210	0.1

	Industrial Equipment: 0.3%
984,286	Alliance Laundry Systems LLC Term Loan B, 4.250%, (US0003M + 3.500%), 10/08/2027	986,593	0.1
811,655	APi Group DE, Inc. Term Loan B, 2.604%, (US0001M + 2.500%), 10/01/2026	811,249	0.0
508,219	Crown Subsea Communications Holding,Inc. 2021 Term Loan, 5.750%, (US0003M + 5.000%), 04/20/2027	511,396	0.0
946,168	Filtration Group Corporation 2018 1st Lien Term Loan, 3.104%, (US0001M + 3.000%), 03/29/2025	939,899	0.0
1,487,487	Gardner Denver, Inc. 2020 USD Term Loan B, 2.854%, (US0001M + 2.750%), 03/01/2027	1,489,967	0.1
435,986	Granite Holdings US Acquisition Co. 2021 Term Loan B, 4.147%, (US0003M + 4.000%), 09/30/2026	436,463	0.0
159,115	I-Logic Technologies Bidco Limited 2021 USD Term Loan B, 4.500%, (US0003M + 4.000%), 02/16/2028	159,853	0.0
950,624	Kenan Advantage Group, Inc. 2021 Term Loan B, 4.500%, (US0001M + 3.750%), 03/24/2026	953,238	0.1
865,000	Madison IAQ LLC Term Loan, 3.750%, (US0003M + 3.250%), 06/16/2028	866,514	0.0
674,441	Star US Bidco LLC Term Loan B, 5.250%, (US0001M + 4.250%), 03/17/2027	675,003	0.0
577,104	Vertical Midco GmbH USD Term Loan B, 4.478%, (US0006M + 4.250%), 07/30/2027	578,867	0.0
		8,409,042	0.3

	Insurance: 0.8%
1,433,593	Acrisure, LLC 2020 Term Loan B, 3.604%, (US0003M + 3.500%), 02/15/2027	1,419,974	0.1
820,367	Alera Group Holdings, Inc. 2018 Term Loan B, 4.500%, (US0001M + 4.000%), 08/01/2025	822,418	0.0
1,276,591	Alliant Holdings Intermediate, LLC 2018 Term Loan B, 3.354%, (US0001M + 3.250%), 05/09/2025	1,265,058	0.1
661,731	Alliant Holdings Intermediate, LLC 2020 Term Loan B3, 4.250%, (US0001M + 3.750%), 10/08/2027	663,644	0.0
1,191,098	Applied Systems, Inc. 2017 1st Lien Term Loan, 3.754%, (US0001M + 3.250%), 09/19/2024	1,190,247	0.1
173,110	Applied Systems, Inc. 2021 2nd Lien Term Loan, 6.250%, (US0003M + 5.500%), 09/19/2025	176,010	0.0
393,990	Aretec Group, Inc. 2018 Term Loan, 4.345%, (US0001M + 4.250%), 10/01/2025	394,318	0.0
493,750	AssuredPartners Capital, Inc. 2020 Incremental Term Loan B, 5.500%, (US0001M + 4.500%), 02/12/2027	495,704	0.0
1,069,669	AssuredPartners, Inc. 2020 Term Loan B, 3.604%, (US0001M + 3.500%), 02/12/2027	1,065,084	0.0
270,000	AssuredPartners, Inc. 2021 Term Loan B, 3.646%, (US0003M + 3.500%)	270,000	0.0
2,119,686	CCC Information Services, Inc. 2017 1st Lien Term Loan, 4.000%, (US0001M + 3.000%), 04/29/2024	2,121,956	0.1
1,923,469	Hub International Limited 2018 Term Loan B, 2.926%, (US0003M + 2.750%), 04/25/2025	1,904,034	0.1
1,813,315	NFP Corp. 2020 Term Loan, 3.354%, (US0001M + 3.250%), 02/15/2027	1,790,366	0.1
30,000	OneDigital Borrower LLC 2020 Delayed Draw Term Loan, 4.646%, (US0003M + 4.500%), 11/16/2027	30,169	0.0
930,000	OneDigital Borrower LLC 2020 Term Loan, 5.250%, (US0003M + 4.500%), 11/16/2027	935,231	0.0
828,738	Ryan Specialty Group, LLC Term Loan, 3.750%, (US0001M + 3.000%), 09/01/2027	830,188	0.0

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2021 (Unaudited) (Continued)

2,083,001	Sedgwick Claims Management Services, Inc. 2018 Term Loan B, 3.354%, (US0001M + 3.250%), 12/31/2025	2,063,212	0.1
1,599,511	USI, Inc. 2017 Repriced Term Loan, 3.147%, (US0003M + 3.000%), 05/16/2024	1,586,944	0.1
		19,024,557	0.8

	Leisure Good/Activities/Movies: 0.4%
122,732	24 Hour Fitness Worldwide, Inc. 2020 Exit Term Loan, 6.000%, (US0003M + 5.000%), 12/29/2025	109,155	0.0
299,406	24 Hour Fitness Worldwide, Inc. 2021 Delayed Draw Term Loan, 15.000%, (US0003M + 14.000%), 08/26/2022	299,406	0.0
1,471,528	Alterra Mountain Company Term Loan B1, 2.854%, (US0001M + 2.750%), 07/31/2024	1,457,863	0.1
924,349	AMC Entertainment Holdings, Inc. 2019 Term Loan B, 3.086%, (US0001M + 3.000%), 04/22/2026	871,969	0.1
741,275	Arches Buyer Inc. 2021 Term Loan B, 3.750%, (US0001M + 3.250%), 12/06/2027	740,658	0.0
782,169	ClubCorp Holdings, Inc. 2017 Term Loan B, 2.897%, (US0003M + 2.750%), 09/18/2024	753,110	0.0
5,538	Crown Finance US, Inc. 2020 Term Loan B1, 7.000%, 05/23/2024	7,010	0.0
788,025	CWGS Group, LLC 2021 Term Loan B, 3.250%, (US0001M + 2.500%), 06/03/2028	782,804	0.1
503,941	Fitness International, LLC 2018 Term Loan B, 4.250%, (US0003M + 3.250%), 04/18/2025	483,153	0.0
300,000	Hayward Industries, Inc. 2021 Term Loan, 3.250%, (US0001M + 2.750%), 05/12/2028	299,813	0.0
340,000	MajorDrive Holdings IV LLC Term Loan B, 4.500%, (US0003M + 4.000%), 05/12/2028	340,903	0.0
456,494	National CineMedia, LLC 2021 Incremental Term Loan, 8.147%, (US0001M + 8.000%), 12/20/2024	466,765	0.0
230,000	RV Retailer, LLC Term Loan B, 4.750%, (US0003M + 4.000%), 02/08/2028	230,503	0.0
370,000	Samsonite International S.A. 2020 Incremental Term Loan B2, 3.146%, (US0003M + 3.000%), 04/25/2025	370,463	0.0
1,450,001	Thor Industries, Inc. 2021 USD Term Loan, 3.125%, (US0001M + 3.000%), 02/01/2026	1,453,174	0.1
389,364	WeddingWire, Inc. 1st Lien Term Loan, 4.686%, (US0003M + 4.500%), 12/19/2025	389,364	0.0
		9,056,113	0.4

	Lodging & Casinos: 0.6%
675,995	Aimbridge Acquisition Co., Inc. 2019 Term Loan B, 3.842%, (US0001M + 3.750%), 02/02/2026	661,630	0.0
1,503,578	Aristocrat Leisure Limited 2020 Incremental Term Loan B, 4.750%, (US0003M + 3.750%), 10/19/2024	1,508,511	0.1
2,516,382	Caesars Resort Collection, LLC 2017 1st Lien Term Loan B, 2.854%, (US0001M + 2.750%), 12/23/2024	2,497,640	0.1
2,646,256	Caesars Resort Collection, LLC 2020 Term Loan B1, 4.604%, (US0001M + 4.500%), 07/21/2025	2,658,284	0.1
150,000	ECL Entertainment, LLC Term Loan, 8.250%, (US0001M + 7.500%), 03/31/2028	153,375	0.0
1,921,794	Everi Payments Inc. Term Loan B, 3.500%, (US0003M + 2.750%), 05/09/2024	1,919,791	0.1
827,269	Golden Entertainment, Inc. 2017 1st Lien Term Loan, 3.750%, (US0001M + 3.000%), 10/21/2024	823,909	0.0
625,000	Hilton Grand Vacations Borrower LLC 2021 Term Loan B, 3.146%, (US0003M + 3.000%), 05/19/2028	626,074	0.0
255,000	J&J Ventures Gaming, LLC Term Loan, 4.750%, (US0001M + 4.000%), 04/07/2028	256,275	0.0
1,591,255	PCI Gaming Authority Term Loan, 2.604%, (US0001M + 2.500%), 05/29/2026	1,586,655	0.1
1,549,096	Scientific Games International, Inc. 2018 Term Loan B5, 2.854%, (US0001M + 2.750%), 08/14/2024	1,539,897	0.1

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2021 (Unaudited) (Continued)

1,242,355	Stars Group Holdings B.V. (The) 2018 USD Incremental Term Loan, 3.647%, (US0003M + 3.500%), 07/10/2025	1,246,904	0.0
503,625	The Enterprise Development Authority Term Loan B, 5.000%, (US0003M + 4.250%), 02/18/2028	506,143	0.0
		15,985,088	0.6

	Mortgage REITs: 0.0%
51,020	BIFM CA Buyer Inc. 2021 Delayed Draw Term Loan, 3.896%, (US0003M + 3.750%), 06/01/2026	50,853	0.0
448,980	BIFM CA Buyer Inc. Term Loan B, 3.601%, (US0001M + 3.500%), 06/01/2026	446,735	0.0
		497,588	0.0

	Nonferrous Metals/Minerals: 0.1%
536,685	Covia Holdings Corporation 2020 PIK Take Back Term Loan, 5.000%, (US0003M + 4.000%), 07/31/2026	529,557	0.0
1,283,493	U.S. Silica Company 2018 Term Loan B, 5.000%, (US0001M + 4.000%), 05/01/2025	1,230,779	0.1
		1,760,336	0.1

	Oil & Gas: 0.0%
580,000	ITT Holdings LLC 2021 Term Loan, 2.896%, (US0003M + 2.750%), 07/30/2028	580,000	0.0
685,882	Oryx Midstream Holdings LLC Term Loan B, 4.104%, (US0001M + 4.000%), 05/22/2026	682,667	0.0
		1,262,667	0.0

	Publishing: 0.1%
656,704	Alchemy Copyrights, LLC Term Loan B, 3.500%, (US0001M + 3.000%), 03/10/2028	657,525	0.0
460,000	Cengage Learning, Inc. 2021 Term Loan B, 5.146%, (US0003M + 5.000%)	455,400	0.0
496,241	Meredith Corporation 2020 Incremental Term Loan B, 5.250%, (US0003M + 4.250%), 01/31/2025	507,639	0.0
914,873	Meredith Corporation 2020 Term Loan B2, 2.604%, (US0001M + 2.500%), 01/31/2025	911,886	0.1
		2,532,450	0.1

	Radio & Television: 0.7%
1,366,381	Clear Channel Outdoor Holdings, Inc. Term Loan B, 3.686%, (US0003M + 3.500%), 08/21/2026	1,335,851	0.1
1,063,133	Cumulus Media New Holdings Inc. Term Loan B, 4.750%, (US0003M + 3.750%), 03/31/2026	1,065,127	0.1
1,626,625	Diamond Sports Group, LLC Term Loan, 3.360%, (US0001M + 3.250%), 08/24/2026	1,007,927	0.0
765,418	Entercom Media Corp. 2019 Term Loan, 2.595%, (US0001M + 2.500%), 11/18/2024	759,678	0.0
835,396	iHeartCommunications, Inc. 2020 Term Loan, 3.104%, (US0001M + 3.000%), 05/01/2026	829,391	0.0
497,484	iHeartCommunications, Inc. 2021 Incremental Term Loan B, 3.646%, (US0003M + 3.500%), 05/01/2026	498,728	0.0
1,152,723	NASCAR Holdings, Inc Term Loan B, 2.854%, (US0001M + 2.750%), 10/19/2026	1,148,976	0.1
4,342,645	Nexstar Broadcasting, Inc. 2019 Term Loan B4, 2.592%, (US0001M + 2.500%), 09/18/2026	4,337,216	0.2
2,499,255	Sinclair Television Group Inc. Term Loan B2B, 2.610%, (US0001M + 2.500%), 09/30/2026	2,480,198	0.1
1,515,962	Terrier Media Buyer, Inc. 2021 Term Loan, 3.604%, (US0001M + 3.500%), 12/17/2026	1,510,699	0.1
1,053,370	Univision Communications Inc. 2020 Replacement Term Loan, 3.854%, (US0001M + 3.750%), 03/15/2026	1,053,088	0.0
538,671	Univision Communications Inc. Term Loan C5, 2.854%, (US0001M + 2.750%), 03/15/2024	538,527	0.0
		16,565,406	0.7

	Retailers (Except Food & Drug): 0.4%
28,889	AI Aqua Merger Sub, Inc. 2021 1st Lien Delayed Draw Term Loan, 4.646%, (US0003M + 4.500%), 06/16/2028	28,988	0.0
231,111	AI Aqua Merger Sub, Inc. 2021 1st Lien Term Loan B, 4.646%, (US0003M + 4.500%), 06/16/2028	231,906	0.0

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2021 (Unaudited) (Continued)

1,000,000	Burlington Coat Factory Warehouse Corporation 2021 Term Loan B, 2.146%, (US0003M + 2.000%), 11/15/2024	996,250	0.1
1,050,000	CNT Holdings I Corp 2020 Term Loan, 4.500%, (US0003M + 3.750%), 11/08/2027	1,052,051	0.1
553,613	Franchise Group Intermediate Holdco, LLC 2021 First Out Term Loan B, 5.500%, (US0003M + 4.750%), 03/10/2026	555,688	0.0
1,162,088	Great Outdoors Group, LLC 2021 Term Loan B, 5.000%, (US0006M + 4.250%), 03/06/2028	1,170,492	0.1
1,865,625	Harbor Freight Tools USA, Inc. 2020 Term Loan B, 3.750%, (US0001M + 3.000%), 10/19/2027	1,868,170	0.1
816,456	Leslies Poolmart, Inc. 2021 Term Loan B, 3.250%, (US0001M + 2.750%), 03/04/2028	814,528	0.0
368,381	Mens Wearhouse, Inc. (The) 2020 Take Back Term Loan, 9.000%, (US0001M + 8.000%), 12/01/2025	300,691	0.0
124,441	Mens Wearhouse, Inc. (The) 2020 Term Loan, 12.000%, (US0001M + 11.000%), 06/01/2025	120,707	0.0
520,000	Michaels Companies, Inc. 2021 Term Loan B, 5.000%, (US0003M + 4.250%), 04/15/2028	522,817	0.0
563,588	Petco Animal Supplies, Inc. 2021 Term Loan B, 4.000%, (US0003M + 3.250%), 03/03/2028	563,336	0.0
330,000	Tory Burch LLC Term Loan B, 4.000%, (US0001M + 3.500%), 04/14/2028	329,725	0.0
345,000	Victorias Secret & Co. Term Loan B, 3.396%, (US0003M + 3.250%)	341,550	0.0
		8,896,899	0.4

	Surface Transport: 0.2%
250,000	American Trailer World Corp. Term Loan B, 4.500%, (US0001M + 3.750%), 03/03/2028	249,948	0.0
490,000	LaserShip, Inc. 2021 Term Loan, 5.250%, (US0003M + 4.500%), 04/30/2028	490,613	0.0
1,618,432	Navistar International Corporation 2017 1st Lien Term Loan B, 3.600%, (US0002M + 3.500%), 11/06/2024	1,621,130	0.1
987,525	PODS, LLC 2021 Term Loan B, 3.750%, (US0001M + 3.000%), 03/31/2028	987,045	0.1
520,256	Savage Enterprises LLC 2020 Term Loan B, 3.110%, (US0001M + 3.000%), 08/01/2025	521,068	0.0
		3,869,804	0.2

	Technology: 0.0%
908,149	Veritas US Inc. 2021 USD Term Loan B, 6.000%, (US0003M + 5.000%), 09/01/2025	916,322	0.0

	Telecommunications: 0.8%
1,769,129	Altice Financing SA USD 2017 1st Lien Term Loan, 2.900%, (US0003M + 2.750%), 01/31/2026	1,742,276	0.1
454,218	Altice France S.A. USD Term Loan B12, 3.871%, (US0003M + 3.688%), 01/31/2026	451,297	0.0
1,148,649	Asurion LLC 2018 Term Loan B6, 3.104%, (US0001M + 3.000%), 11/03/2023	1,143,893	0.1
988,647	Asurion LLC 2018 Term Loan B7, 3.104%, (US0001M + 3.000%), 11/03/2024	979,688	0.1
330,000	Asurion LLC 2021 2nd Lien Term Loan B3, 5.354%, (US0001M + 5.250%), 01/31/2028	333,135	0.0
1,747,925	Avaya, Inc. 2020 Term Loan B, 4.323%, (US0001M + 4.250%), 12/15/2027	1,756,196	0.1
250,000	Avaya, Inc. 2021 Term Loan B2, 4.073%, (US0001M + 4.000%), 12/15/2027	251,172	0.0
651,173	Cablevision Lightpath LLC Term Loan B, 3.750%, (US0001M + 3.250%), 11/30/2027	652,055	0.0
748,125	CCI Buyer, Inc. Term Loan, 4.750%, (US0003M + 4.000%), 12/17/2027	750,062	0.0
345,000	Cologix, Inc. 2021 Term Loan B, 4.500%, (US0001M + 3.750%), 05/01/2028	346,725	0.0
1,284,606	CommScope, Inc. 2019 Term Loan B, 3.346%, (US0001M + 3.250%), 04/06/2026	1,280,592	0.1
962,862	Connect Finco Sarl 2021 Term Loan B, 4.500%, (US0001M + 3.500%), 12/11/2026	965,069	0.0
149,625	Eagle Broadband Investments LLC Term Loan, 4.000%, (US0003M + 3.000%), 11/12/2027	149,737	0.0

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2021 (Unaudited) (Continued)

248,708	Flexential Intermediate Corporation 2017 1st Lien Term Loan, 3.647%, (US0003M + 3.500%), 08/01/2024	228,789	0.0
415,046	Global Tel*Link Corporation 2018 1st Lien Term Loan, 4.354%, (US0001M + 4.250%), 11/29/2025	384,610	0.0
78,042	Global Tel*Link Corporation 2018 2nd Lien Term Loan, 8.354%, (US0001M + 8.250%), 11/29/2026	66,141	0.0
255,000	GOGO Intermediate Holdings LLC Term Loan B, 4.500%, (US0003M + 3.750%), 04/30/2028	254,681	0.0
972,388	GTT Communications, Inc. 2018 USD Term Loan B, 2.900%, (US0003M + 2.750%), 05/31/2025	774,993	0.0
95,758	GTT Communications, Inc. 2020 Delayed Draw Term Loan, 6.000%, (US0001M + 5.000%), 12/31/2021	97,494	0.0
83,652	GTT Communications, Inc. 2020 Term Loan, 6.000%, (US0001M + 5.000%), 12/31/2021	85,168	0.0
962,605	Iridium Satellite LLC 2021 Term Loan B, 3.750%, (US0001M + 2.750%), 11/04/2026	965,387	0.0
227,704	Northwest Fiber, LLC 2021 Term Loan, 3.823%, (US0001M + 3.750%), 04/30/2027	228,046	0.0
2,705,269	Numericable Group SA USD Term Loan B11, 2.936%, (US0003M + 2.750%), 07/31/2025	2,668,353	0.1
225,000	Orbcomm Inc. Term Loan B, 4.396%, (US0003M + 4.250%), 06/17/2028	224,859	0.0
1,260,597	Zayo Group Holdings, Inc. USD Term Loan, 3.104%, (US0001M + 3.000%), 03/09/2027	1,248,253	0.1
1,545,000	Ziggo Financing Partnership USD Term Loan I, 2.573%, (US0001M + 2.500%), 04/30/2028	1,531,911	0.1
		19,560,582	0.8

	Utilities: 0.0%
443,865	Nautilus Power, LLC Term Loan B, 5.250%, (US0001M + 4.250%), 05/16/2024	419,638	0.0
340,000	Tiger Acquisition, LLC 2021 Term Loan, 3.750%, (US0003M + 3.250%), 06/01/2028	339,504	0.0
		759,142	0.0

	Total Bank Loans
	(Cost $340,931,807)	340,927,975	13.5

CONVERTIBLE BONDS/NOTES: 0.0%
	Communications: 0.0%
210,000	DISH Network Corp., 3.375%, 08/15/2026	214,830	0.0

	Total Convertible Bonds/Notes
	(Cost $205,803)	214,830	0.0

U.S. GOVERNMENT AGENCY OBLIGATIONS: 0.0%
	Uniform Mortgage-Backed Securities: 0.0%
4,527	5.500%,10/01/2039	5,233	0.0

	Total U.S. Government Agency Obligations
	(Cost $4,871)	5,233	0.0

Shares			Value	Percentage of Net Assets
COMMON STOCK: 0.0%
		Consumer Discretionary: 0.0%
142,000	(9)	24 Hour Fitness Worldwide, Inc.	284,000	0.0
6,832	(9)	Mens Wearhouse, Inc.	9,018	0.0
			293,018	0.0

		Consumer Staples: –%
2,038	(9),(10)	Save-A-Lot, Inc. / Moran Foods	–	–

		Materials: 0.0%
53,269	(9),(11)	Covia Specialty Minerals, Inc.	479,421	0.0

	Total Common Stock
	(Cost $692,331)		772,439	0.0

PREFERRED STOCK: 0.0%
		Consumer Discretionary: 0.0%
189,193	(9)	24 Hour Fitness Worldwide, Inc.	496,632	0.0

	Total Preferred Stock
	(Cost $227,212)		496,632	0.0

WARRANTS: 0.0%
		Communication Services: 0.0%
26,686	(9)	Cineworld Group PLC	16,981	0.0

	Total Warrants
	(Cost $–)		16,981	0.0

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2021 (Unaudited) (Continued)

	Value	Percentage of Net Assets
PURCHASED OPTIONS (12): 0.1%
Total Purchased Options
(Cost $1,880,230)	2,037,321	0.1

Total Long-Term Investments
(Cost $2,315,121,898)	2,340,486,787	92.7

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 8.5%
		Repurchase Agreements: 0.5%
2,787,000	(13)	Cantor Fitzgerald Securities, Repurchase Agreement dated 06/30/21, 0.05%, due 07/01/21 (Repurchase Amount $2,787,004, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.125%-9.000%, Market Value plus accrued interest $2,842,740, due 07/25/21-05/20/71)	2,787,000	0.1
1,389,660	(13)	JVB Financial Group LLC, Repurchase Agreement dated 06/30/21, 0.09%, due 07/01/21 (Repurchase Amount $1,389,663, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.125%-7.000%, Market Value plus accrued interest $1,417,453, due 08/01/21-06/01/51)	1,389,660	0.1
1,765,560	(13)	Mirae Asset Securities USA Inc., Repurchase Agreement dated 06/30/21, 0.06%, due 07/01/21 (Repurchase Amount $1,765,563, collateralized by various U.S. Government Agency Obligations, 0.500%-7.500%, Market Value plus accrued interest $1,800,874, due 05/01/24-04/20/71)	1,765,560	0.1
2,787,000	(13)	Palafox Trading LLC, Repurchase Agreement dated 06/30/21, 0.09%, due 07/01/21 (Repurchase Amount $2,787,007, collateralized by various U.S. Government Securities, 1.125%, Market Value plus accrued interest $2,842,748, due 02/28/27)	2,787,000	0.1
2,100,852	(13)	RBC Dominion Securities Inc., Repurchase Agreement dated 06/30/21, 0.05%, due 07/01/21 (Repurchase Amount $2,100,855, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.000%, Market Value plus accrued interest $2,142,869, due 08/01/21-04/15/62)	2,100,852	0.1
1,144,106	(13)	Stonex Financial Inc., Repurchase Agreement dated 06/30/21, 0.10%, due 07/01/21 (Repurchase Amount $1,144,109, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.320%-9.000%, Market Value plus accrued interest $1,166,988, due 12/01/21-05/20/71)	1,144,106	0.0

	Total Repurchase Agreements
	(Cost $11,974,178)		11,974,178	0.5

Shares			Value	Percentage of Net Assets
		Mutual Funds: 8.0%
201,759,446	(14)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.030%
		(Cost $201,759,446)	201,759,446	8.0

	Total Short-Term Investments
	(Cost $213,733,624)		213,733,624	8.5

	Total Investments in Securities (Cost $2,528,855,522)		$2,554,220,411	101.2
	Liabilities in Excess of Other Assets		(31,336,605)	(1.2)
	Net Assets		$2,522,883,806	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	All or a portion of this security is payment-in-kind ("PIK") which may pay interest or additional principal at the issuer's discretion. Rates shown are the current rate and possible payment rates.
(3)	Security, or a portion of the security, is on loan.
(4)	Variable rate security. Rate shown is the rate in effect as of June 30, 2021.

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2021 (Unaudited) (Continued)

(5)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rates shown reflect the current and next coupon rate as of June 30, 2021.
(6)	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
(7)	Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.
(8)	Represents a zero coupon bond. Rate shown reflects the effective yield as of June 30, 2021.
(9)	Non-income producing security.
(10)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(11)	Restricted security as to resale, excluding Rule 144A securities. As of June 30, 2021, the Fund held restricted securities with a fair value of $479,421 or 0.0% of net assets. Please refer to the table below for additional details.
(12)	The tables within the Portfolio of Investments detail open purchased options which are non-income producing securities.
(13)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(14)	Rate shown is the 7-day yield as of June 30, 2021.

Currency Abbreviations:
EUR	EU Euro

Reference Rate Abbreviations:
12MTA	12-month Treasury Average
US0001M	1-month LIBOR
US0001W	1-week LIBOR
US0002M	2-month LIBOR
US0003M	3-month LIBOR
US0006M	6-month LIBOR
US0012M	12-month LIBOR
SOFR30A	30-Day Secured Overnight Financing Rate

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2021 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2021 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2021
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$–	$293,018	$–	$293,018
Consumer Staples	–	–	–	–
Materials	–	479,421	–	479,421
Total Common Stock	–	772,439	–	772,439
Preferred Stock	–	496,632	–	496,632
Warrants	–	16,981	–	16,981
Purchased Options	–	2,037,321	–	2,037,321
Corporate Bonds/Notes	–	425,850,719	–	425,850,719
Collateralized Mortgage Obligations	–	596,257,500	–	596,257,500
Asset-Backed Securities	–	406,304,302	–	406,304,302
Commercial Mortgage-Backed Securities	–	467,190,419	–	467,190,419
Sovereign Bonds	–	82,427,817	–	82,427,817
Convertible Bonds/Notes	–	214,830	–	214,830
U.S. Government Agency Obligations	–	5,233	–	5,233
Bank Loans	–	340,927,975	–	340,927,975
U.S. Treasury Obligations	–	17,984,619	–	17,984,619
Short-Term Investments	201,759,446	11,974,178	–	213,733,624
Total Investments, at fair value	$201,759,446	$2,352,460,965	$–	$2,554,220,411
Other Financial Instruments+
Centrally Cleared Swaps	–	76,067	–	76,067
Forward Foreign Currency Contracts	–	20,283,679	–	20,283,679
Total Assets	$201,759,446	$2,372,820,711	$–	$2,574,580,157
Liabilities Table
Other Financial Instruments+
Centrally Cleared Swaps	$–	$(273,524)	$–	$(273,524)
Forward Foreign Currency Contracts	–	(24,031,857)	–	(24,031,857)
Futures	(10,499,435)	–	–	(10,499,435)
Written Options	–	(2,211,023)	–	(2,211,023)
Total Liabilities	$(10,499,435)	$(26,516,404)	$–	$(37,015,839)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.

At June 30, 2021, Voya Strategic Income Opportunities Fund held the following restricted securities:

Security	Acquisition Date	Acquisition Cost	Fair Value
Covia Specialty Minerals, Inc.	12/31/2020	$372,883	$479,421
		$372,883	$479,421

At June 30, 2021, the following forward foreign currency contracts were outstanding for Voya Strategic Income Opportunities Fund:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 3,974,395	NOK 32,687,255	Barclays Bank PLC	07/16/21	$177,756
USD 8,672,946	NOK 71,726,857	Barclays Bank PLC	07/16/21	341,841
GBP 2,477,016	USD 3,425,022	Barclays Bank PLC	07/16/21	1,584
USD 8,688	MXN 174,180	Barclays Bank PLC	07/23/21	(27)
CAD 8,543,679	USD 6,893,371	BNP Paribas	07/16/21	(1,136)
USD 11,283,905	CHF 10,117,939	BNP Paribas	07/16/21	344,353
USD 23,113,366	NOK 196,910,165	BNP Paribas	07/16/21	242,166
USD 22,140,989	EUR 18,189,203	BNP Paribas	07/16/21	566,742
USD 24,447,075	NZD 34,641,447	BNP Paribas	07/16/21	233,418
AUD 50,569,688	USD 38,381,736	BNP Paribas	07/16/21	(454,147)
USD 10,788,191	CHF 9,670,103	BNP Paribas	07/16/21	332,841
NZD 85,500,513	USD 61,696,443	BNP Paribas	07/16/21	(1,933,346)
USD 49,690,150	GBP 35,666,712	BNP Paribas	07/16/21	350,227
USD 20,751,695	NZD 29,483,331	BNP Paribas	07/16/21	143,454
USD 9,772,730	EUR 8,013,127	BNP Paribas	07/16/21	268,345
USD 14,955,407	SEK 124,973,360	BNP Paribas	07/16/21	350,514
EUR 18,024,680	USD 21,418,367	BNP Paribas	07/16/21	(39,260)
GBP 30,980,007	USD 43,920,046	BNP Paribas	07/16/21	(1,063,526)
AUD 12,995,165	USD 10,058,647	BNP Paribas	07/16/21	(312,191)
AUD 53,223,121	USD 41,294,223	BNP Paribas	07/16/21	(1,376,543)
USD 13,988,428	GBP 9,860,102	BNP Paribas	07/16/21	348,352
USD 12,029,446	CAD 14,522,849	BNP Paribas	07/16/21	313,780
USD 33,263,854	NOK 274,979,575	BNP Paribas	07/16/21	1,324,858
AUD 38,791,817	USD 30,050,469	BNP Paribas	07/16/21	(956,359)
EUR 13,576,617	USD 16,544,873	BNP Paribas	07/16/21	(441,622)

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2021 (Unaudited) (Continued)

CAD 29,918,236	USD 24,793,454	BNP Paribas	07/16/21	(658,240)
EUR 36,493,088	USD 44,467,922	BNP Paribas	07/16/21	(1,183,403)
CHF 9,715,228	USD 10,851,245	BNP Paribas	07/16/21	(347,105)
USD 20,972,870	AUD 27,562,154	BNP Paribas	07/16/21	301,078
USD 61,035,219	EUR 50,843,828	BNP Paribas	07/16/21	729,260
USD 16,229,736	NOK 135,108,986	BNP Paribas	07/16/21	536,770
USD 35,729,182	NOK 305,399,472	BNP Paribas	07/16/21	256,902
EUR 18,923,320	USD 22,564,167	BNP Paribas	07/16/21	(119,182)
AUD 27,466,342	USD 20,714,703	BNP Paribas	07/16/21	(114,771)
HUF 655,795	USD 2,267	BNP Paribas	08/06/21	(55)
CZK 42,445	USD 2,024	BNP Paribas	08/06/21	(51)
USD 7,205,968	CAD 8,702,929	Brown Brothers Harriman & Co.	07/16/21	185,265
USD 15,934,763	NZD 22,666,481	Brown Brothers Harriman & Co.	07/16/21	91,360
AUD 20,432,124	USD 15,452,959	Brown Brothers Harriman & Co.	07/16/21	(128,735)
GBP 14,776,682	USD 20,666,741	Brown Brothers Harriman & Co.	07/16/21	(225,262)
EUR 10,889,548	USD 13,016,985	Brown Brothers Harriman & Co.	07/16/21	(100,872)
USD 4,620,786	CHF 4,131,241	Brown Brothers Harriman & Co.	07/16/21	154,073
NOK 42,041,658	USD 5,042,139	Brown Brothers Harriman & Co.	07/16/21	(158,982)
USD 8,276,591	NZD 11,838,974	Brown Brothers Harriman & Co.	07/16/21	1,392
SEK 42,461,087	USD 5,129,973	Brown Brothers Harriman & Co.	07/16/21	(167,799)
USD 39,708,306	EUR 33,263,669	Brown Brothers Harriman & Co.	07/16/21	254,206
AUD 27,887,391	USD 21,071,824	Brown Brothers Harriman & Co.	07/16/21	(156,103)
AUD 13,195,624	USD 9,906,219	Brown Brothers Harriman & Co.	07/16/21	(9,417)
USD 16,277,317	AUD 20,986,823	Brown Brothers Harriman & Co.	07/16/21	537,066
EUR 5,486,339	USD 6,685,022	Brown Brothers Harriman & Co.	07/16/21	(177,665)
USD 6,561,510	NOK 54,607,809	Brown Brothers Harriman & Co.	07/16/21	218,790
USD 47,915,355	GBP 33,712,154	Brown Brothers Harriman & Co.	07/16/21	1,279,289
GBP 9,928,378	USD 14,015,831	Brown Brothers Harriman & Co.	07/16/21	(281,305)
CHF 4,381,757	USD 4,854,756	Brown Brothers Harriman & Co.	07/16/21	(117,184)
USD 28,990,864	CHF 25,979,148	Brown Brothers Harriman & Co.	07/16/21	902,115
EUR 14,686,930	USD 17,510,492	Brown Brothers Harriman & Co.	07/16/21	(90,297)
USD 5,038,313	JPY 552,845,062	Brown Brothers Harriman & Co.	07/16/21	61,394
EUR 8,084,963	USD 9,873,260	Citibank N.A.	07/16/21	(283,670)
NOK 310,516,188	USD 36,563,363	Citibank N.A.	07/16/21	(496,774)
USD 26,026,575	CAD 31,393,023	Citibank N.A.	07/16/21	701,642
USD 38,884,719	NOK 333,643,722	Citibank N.A.	07/16/21	131,857
USD 46,773,736	NOK 405,275,713	Citibank N.A.	07/16/21	(299,213)
USD 9,968,076	NZD 14,227,630	Citibank N.A.	07/16/21	23,256
NOK 617,454,743	USD 72,830,838	Citibank N.A.	07/16/21	(1,113,203)
NZD 7,692,722	USD 5,512,948	Citibank N.A.	07/16/21	(135,894)
USD 8,558,859	CAD 10,381,051	Citibank N.A.	07/16/21	184,405
NZD 37,942,903	USD 27,358,351	Citibank N.A.	07/16/21	(837,043)
USD 9,947,509	AUD 12,795,615	Citibank N.A.	07/16/21	350,717
CAD 17,481,217	USD 14,480,205	Citibank N.A.	07/16/21	(378,006)
USD 40,923,168	NZD 56,877,626	Citibank N.A.	07/16/21	1,166,879
SEK 339,619,994	USD 41,089,409	Citibank N.A.	07/16/21	(1,400,043)
USD 20,534,318	GBP 14,511,674	Citibank N.A.	07/16/21	459,440
USD 5,979,419	GBP 4,222,373	Citibank N.A.	07/16/21	138,355
SEK 35,095,628	USD 4,252,463	Citibank N.A.	07/16/21	(151,047)
COP 17,635,054	USD 4,744	Citibank N.A.	07/23/21	(50)
USD 394	ILS 1,277	Citibank N.A.	08/06/21	2
PEN 1,118,334	USD 301,877	Credit Suisse International	07/23/21	(10,874)
PEN 1,118,334	USD 301,877	Credit Suisse International	07/23/21	(10,874)
USD 134,196	BRL 714,325	Goldman Sachs International	07/23/21	(9,094)
MYR 131,109	USD 31,917	Goldman Sachs International	08/06/21	(386)
USD 426	PHP 20,502	HSBC Bank USA N.A.	08/06/21	7
USD 351,302	TRY 3,018,928	HSBC Bank USA N.A.	08/06/21	10,975
CLP 32,943,291	USD 46,094	JPMorgan Chase Bank N.A.	07/23/21	(1,259)
RON 2,123,064	USD 522,370	JPMorgan Chase Bank N.A.	08/06/21	(12,044)
AUD 21,424,873	USD 16,252,159	Morgan Stanley Capital Services LLC	07/16/21	(183,367)
CHF 14,780,309	USD 16,488,180	Morgan Stanley Capital Services LLC	07/16/21	(507,656)
USD 34,800,520	AUD 44,883,019	Morgan Stanley Capital Services LLC	07/16/21	1,137,969
USD 12,406,123	EUR 10,146,369	Morgan Stanley Capital Services LLC	07/16/21	371,496
USD 9,868,053	NOK 81,544,775	Morgan Stanley Capital Services LLC	07/16/21	396,592
NOK 134,992,446	USD 16,281,296	Morgan Stanley Capital Services LLC	07/16/21	(601,865)
SEK 325,205,657	USD 39,338,760	Morgan Stanley Capital Services LLC	07/16/21	(1,333,911)
NOK 98,273,262	USD 11,823,168	Morgan Stanley Capital Services LLC	07/16/21	(408,687)
GBP 2,441,228	USD 3,400,620	Morgan Stanley Capital Services LLC	07/16/21	(23,521)
CHF 15,766,771	USD 17,509,014	Morgan Stanley Capital Services LLC	07/16/21	(461,925)
NOK 404,588,643	USD 49,021,567	Morgan Stanley Capital Services LLC	07/16/21	(2,028,422)

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2021 (Unaudited) (Continued)

EUR 21,094	USD 25,248	Morgan Stanley Capital Services LLC	07/16/21	(228)
USD 24,477,836	JPY 2,669,883,740	Morgan Stanley Capital Services LLC	07/16/21	442,539
USD 3,617,500	CHF 3,319,682	Morgan Stanley Capital Services LLC	07/16/21	28,248
SEK 28,647,433	USD 3,388,272	Morgan Stanley Capital Services LLC	07/16/21	(40,417)
USD 38,734,130	CHF 34,716,467	Morgan Stanley Capital Services LLC	07/16/21	1,198,560
USD 192,513	PLN 716,080	Morgan Stanley Capital Services LLC	08/06/21	4,682
ZAR 532,456	USD 38,496	Morgan Stanley Capital Services LLC	08/06/21	(1,376)
CAD 10,376,264	USD 8,603,361	Standard Chartered Bank	07/16/21	(232,769)
CAD 8,674,749	USD 7,028,581	Standard Chartered Bank	07/16/21	(30,611)
USD 5,397,245	NZD 7,496,746	Standard Chartered Bank	07/16/21	157,174
THB 122,156	USD 3,921	Standard Chartered Bank	08/06/21	(110)
IDR 9,821,549,302	USD 685,862	Standard Chartered Bank	08/06/21	(14,275)
RUB 26,369,171	USD 362,472	Standard Chartered Bank	08/06/21	(4,020)
NZD 18,374,211	USD 13,412,472	State Street Bank and Trust Co.	07/16/21	(569,277)
USD 5,274,009	SEK 44,640,416	State Street Bank and Trust Co.	07/16/21	57,149
USD 24,683,507	AUD 31,768,016	State Street Bank and Trust Co.	07/16/21	857,292
USD 18,658,027	GBP 13,189,376	State Street Bank and Trust Co.	07/16/21	412,365
USD 11,564,229	CAD 14,250,605	State Street Bank and Trust Co.	07/16/21	68,184
GBP 9,612,381	USD 13,625,839	State Street Bank and Trust Co.	07/16/21	(328,450)
SEK 61,764,228	USD 7,421,685	State Street Bank and Trust Co.	07/16/21	(203,667)
USD 13,257,421	NZD 18,321,789	State Street Bank and Trust Co.	07/16/21	450,868
USD 16,526,284	EUR 13,577,033	State Street Bank and Trust Co.	07/16/21	422,540
GBP 4,920,614	USD 6,967,859	State Street Bank and Trust Co.	07/16/21	(160,877)
EUR 34,868,247	USD 41,613,931	State Street Bank and Trust Co.	07/16/21	(256,639)
USD 31,184,993	NOK 266,238,339	State Street Bank and Trust Co.	07/16/21	261,295
NOK 186,049,310	USD 21,809,412	State Street Bank and Trust Co.	07/16/21	(199,704)
NZD 12,452,535	USD 9,019,325	State Street Bank and Trust Co.	07/16/21	(315,260)
NZD 17,653,160	USD 12,709,959	State Street Bank and Trust Co.	07/16/21	(370,764)
				$(3,748,178)

At June 30, 2021, the following futures contracts were outstanding for Voya Strategic Income Opportunities Fund:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
U.S. Treasury 2-Year Note	1,266	09/30/21	$278,925,515	$(359,554)
U.S. Treasury 5-Year Note	1,434	09/30/21	176,998,173	(406,063)
			$455,923,688	$(765,617)
Short Contracts:
U.S. Treasury 10-Year Note	(997)	09/21/21	(132,102,500)	(550,189)
U.S. Treasury Long Bond	(332)	09/21/21	(53,369,000)	(1,533,260)
U.S. Treasury Ultra 10-Year Note	(2,924)	09/21/21	(430,421,938)	(6,931,794)
U.S. Treasury Ultra Long Bond	(109)	09/21/21	(21,002,937)	(718,575)
			$(636,896,375)	$(9,733,818)

At June 30, 2021, the following centrally cleared credit default swaps were outstanding for Voya Strategic Income Opportunities Fund:

Centrally Cleared Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection(1)

Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Financing Rate (%)(2)	Termination Date	Notional Amount(3)		Fair Value(4)	Unrealized Appreciation/ (Depreciation)
Prudential Financial Inc. 3.50%, due 05/15/2024	Buy	(1.000)	12/20/24	USD	15,120,000	$(350,921)	$(40,330)
						$(350,921)	$(40,330)

(1)	If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Payments made quarterly.
(3)	The maximum amount of future payments (undiscounted) that a Fund as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.
(4)	The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2021 (Unaudited) (Continued)

At June 30, 2021, the following centrally cleared interest rate swaps were outstanding for Voya Strategic Income Opportunities Fund:

Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Pay	3-month USD-LIBOR	Quarterly	1.442%	Semi-Annual	07/06/31	USD	5,047,000	$10,124	$10,124
Pay	3-month USD-LIBOR	Quarterly	1.455	Semi-Annual	07/06/31	USD	9,114,150	29,463	29,463
Pay	3-month USD-LIBOR	Quarterly	1.459	Semi-Annual	07/06/31	USD	6,897,100	24,601	24,601
Pay	3-month USD-LIBOR	Quarterly	1.464	Semi-Annual	07/06/31	USD	2,930,500	11,879	11,879
Receive	3-month USD-LIBOR	Quarterly	1.461	Semi-Annual	07/06/31	USD	9,206,000	(34,945)	(34,945)
Receive	3-month USD-LIBOR	Quarterly	1.472	Semi-Annual	07/06/31	USD	10,718,700	(51,943)	(51,943)
Receive	3-month USD-LIBOR	Quarterly	1.508	Semi-Annual	07/06/31	USD	17,583,000	(146,306)	(146,306)
								$(157,127)	$(157,127)

At June 30, 2021, the following OTC purchased foreign currency options were outstanding for Voya Strategic Income Opportunities Fund:

Description	Counterparty	Expiration Date	Exercise Price	Notional Amount		Cost	Fair Value
Put AUD vs. Call USD	Standard Chartered Bank	09/17/21	0.733	USD	251,974,000	$1,880,230	$2,037,321
						$1,880,230	$2,037,321

At June 30, 2021, the following OTC written foreign currency options were outstanding for Voya Strategic Income Opportunities Fund:

Description	Counterparty	Expiration Date	Exercise Price	Notional Amount		Premiums Received	Fair Value
Put AUD vs. Call USD	Standard Chartered Bank	07/19/21	0.751	USD	143,985,000	$1,001,272	$(1,277,768)
						$1,001,272	$(1,277,768)

At June 30, 2021, the following OTC written interest rate swaptions were outstanding for Voya Strategic Income Opportunities Fund:

Description	Counterparty	Pay/ Receive Exercise Rate	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Premiums Received	Fair Value
Call on 10-Year Interest Rate Swap(1)	BNP Paribas	Pay	1.450%	3-month USD-LIBOR	07/01/21	USD	31,798,000	$128,782	$(100,150)
Call on 10-Year Interest Rate Swap(1)	Morgan Stanley Capital Services LLC	Pay	1.740%	3-month USD-LIBOR	09/23/21	USD	62,040,000	399,076	(698,511)
Call on 10-Year Interest Rate Swap(1)	Morgan Stanley Capital Services LLC	Pay	1.420%	3-month USD-LIBOR	07/01/21	USD	31,798,000	169,324	(41,020)
Put on 10-Year Interest Rate Swap(2)	BNP Paribas	Receive	1.450%	3-month USD-LIBOR	07/01/21	USD	31,798,000	128,782	(12,839)
Put on 10-Year Interest Rate Swap(2)	Morgan Stanley Capital Services LLC	Receive	1.420%	3-month USD-LIBOR	07/01/21	USD	31,798,000	169,324	(44,775)
Put on 10-Year Interest Rate Swap(2)	Morgan Stanley Capital Services LLC	Receive	2.740%	3-month USD-LIBOR	09/23/21	USD	62,040,000	692,828	(35,960)
								$1,688,116	$(933,255)

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2021 (Unaudited) (Continued)

(1)	Fund pays the exercise rate semi-annually and receives the floating rate index quarterly.
(2)	Fund receives the exercise rate semi-annually and pays the floating rate index quarterly.

Currency Abbreviations
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CLP	-	Chilean Peso
COP	-	Colombian Peso
CZK	-	Czech Koruna
EUR	-	EU Euro
GBP	-	British Pound
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
ILS	-	Israeli New Shekel
JPY	-	Japanese Yen
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PEN	-	Peruvian Nuevo Sol
PHP	-	Philippine Peso
PLN	-	Polish Zloty
RON	-	Romanian New Leu
RUB	-	Russian Ruble
SEK	-	Swedish Krona
THB	-	Thai Baht
TRY	-	Turkish Lira
USD	-	United States Dollar
ZAR	-	South African Rand

At June 30, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $2,544,567,906.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$74,631,667
Gross Unrealized Depreciation	(81,946,348)

Net Unrealized Depreciation	$(7,314,681)